UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (103.86%)
Gathering & Processing (32.19%)
Access Midstream Partners LP	6,050	$339,102
Atlas Pipeline Partners LP	4,988	166,749
Crestwood Midstream Partners LP	9,958	230,030
DCP Midstream Partners LP	4,583	230,204
MarkWest Energy Partners LP	9,979	700,426
PVR Partners LP	6,858	192,298
Regency Energy Partners LP	10,409	285,519
Targa Resources Partners LP	6,472	339,845
Western Gas Partners LP	4,539	269,889
Williams Partners LP	9,655	483,716

TOTAL GATHERING & PROCESSING		3,237,778

Natural Gas Transportation (29.64%)
Boardwalk Pipeline Partners LP	7,993	196,788
El Paso Pipeline Partners LP	8,660	284,134
Energy Transfer Partners LP	13,040	723,850
Enterprise Products Partners LP	15,316	1,016,676
ONEOK Partners LP	9,208	477,251
Spectra Energy Partners LP	3,127	138,526
TC Pipelines LP	3,077	143,142

TOTAL NATURAL GAS TRANSPORTATION		2,980,367

Petroleum Transportation (42.03%)
Buckeye Partners LP	7,094	517,791
Enbridge Energy Partners LP	14,127	415,051
Genesis Energy LP	5,122	281,864
Kinder Morgan Energy Partners LP	11,823	939,692
Magellan Midstream Partners LP	11,582	769,740
NuStar Energy LP	4,432	219,384
Plains All American Pipeline LP	14,018	707,769
Sunoco Logistics Partners LP	4,773	375,062

TOTAL PETROLEUM TRANSPORTATION		4,226,353

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $9,167,929)		10,444,498

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.13%)
Money Market Fund (1.13%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.043%	113,370	$113,370

TOTAL SHORT TERM INVESTMENTS
(Cost $113,370)			113,370

TOTAL INVESTMENTS (104.99%)
(Cost $9,281,299)			$10,557,868

Liabilities In Excess Of Other Assets (-4.99%)			(501,268)

NET ASSETS (100.00%)			$10,056,600

Common Abbreviations:

LP - Limited Partnerships.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.55%)
Communications (16.39%)
Internet (11.11%)
SINA Corp.(a)	12,400	$808,356
Tencent Holdings, Ltd.	132,000	9,254,509

		10,062,865

Telecommunications (5.28%)
China Fiber Optic Network System Group, Ltd.	3,336,000	777,669
China Mobile, Ltd.	243,500	2,323,557
China Telecom Corp., Ltd., Class H	1,720,000	790,255
China Unicom Hong Kong, Ltd.	686,000	894,479

		4,785,960

TOTAL COMMUNICATIONS		14,848,825

Consumer, Cyclical (17.05%)
Airlines (0.61%)
Air China, Ltd., Class H	846,000	550,934

Apparel (1.79%)
Shenzhou International Group Holdings, Ltd.	473,000	1,619,168

Auto Manufacturers (2.09%)
Chongqing Changan Automobile Co., Ltd.	1,051,170	1,897,509

Entertainment (0.62%)
REXLot Holdings, Ltd.	3,600,000	561,779

Home Furnishings (1.05%)
Haier Electronics Group Co., Ltd.	327,000	948,584

Lodging (5.03%)
Galaxy Entertainment Group, Ltd.(a)	200,000	1,954,917
Sands China, Ltd.	338,800	2,601,733

		4,556,650

Retail (3.61%)
Belle International Holdings, Ltd.	442,000	478,609
Man Wah Holdings, Ltd.	1,536,556	2,792,568

		3,271,177

Textiles (2.25%)
Anta Sports Products, Ltd.	327,000	477,470

		Value
	Shares	(Note 2)
Textiles (continued)
Pacific Textile Holdings, Ltd.	1,098,000	$1,562,956

		2,040,426

TOTAL CONSUMER, CYCLICAL		15,446,227

Consumer, Non-Cyclical (3.65%)
Commercial Services (0.90%)
HC International, Inc.(a)	362,000	816,899

Cosmetics/Personal Care (0.21%)
Vinda International Holdings, Ltd.	118,000	185,958

Food (1.39%)
China Modern Dairy Holdings, Ltd.(a)	2,713,000	1,260,050

Healthcare-Products (0.68%)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	520,000	612,931

Household Products/Wares (0.47%)
Biostime International Holdings, Ltd.	49,500	426,735

TOTAL CONSUMER, NON-CYCLICAL		3,302,573

Energy (15.31%)
Energy-Alternate Sources (3.11%)
China Longyuan Power Group Corp., Class H	1,475,000	1,776,341
Goldpoly New Energy Holdings, Ltd.(a)	2,572,000	489,248
Xinyi Solar Holdings, Ltd.(a)	2,612,000	548,386

		2,813,975

Oil & Gas (7.39%)
China Petroleum & Chemical Corp., Class H	6,622,000	5,230,679
CNOOC, Ltd.	943,000	1,464,775

		6,695,454

Oil & Gas Services (2.67%)
Anton Oilfield Services Group	522,000	333,127
CIMC Enric Holdings, Ltd.	738,000	1,183,993
Sinopec Engineering Group Co., Ltd., Class H	701,500	904,591

		2,421,711

		Value
	Shares	(Note 2)
Pipelines (2.14%)
China Gas Holdings, Ltd.	1,384,000	$1,939,032

TOTAL ENERGY		13,870,172

Financials (16.72%)
Banks (8.41%)
Bank of China, Ltd., Class H	4,445,000	1,876,146
China Construction Bank Corp., Class H	4,929,080	3,414,604
Industrial & Commercial Bank of China, Ltd., Class H	3,785,967	2,334,275

		7,625,025

Diversified Financial Services (2.70%)
China Cinda Asset Management Co., Ltd., Class H(a)	687,600	444,596
China Galaxy Securities Co., Ltd., Class H(a)	2,182,000	1,571,858
CITIC Securities Co., Ltd., Class H	186,212	429,820

		2,446,274

Insurance (4.14%)
China Pacific Insurance Group Co., Ltd., Class H	392,200	1,424,195
Ping An Insurance Group Co. of China, Ltd., Class H	287,500	2,323,527

		3,747,722

Real Estate (1.47%)
China Resources Land, Ltd.	220,000	516,734
Hydoo International Holding, Ltd.(a)	1,088,000	432,854
Shimao Property Holdings, Ltd.	174,000	380,057

		1,329,645

TOTAL FINANCIALS		15,148,666

Industrials (15.15%)
Airlines (1.55%)
Cathay Pacific Airways, Ltd.	677,000	1,408,427

Building Materials (1.57%)
Anhui Conch Cement Co., Ltd., Class H	251,000	968,189
Far East Global Group, Ltd.	1,952,000	452,587

		1,420,776

Electrical Equipment (0.39%)
China High Speed Transmission Equipment Group Co., Ltd.(a)	592,000	357,447

		Value
	Shares	(Note 2)
Engineering & Construction (4.14%)
China State Construction International Holdings, Ltd.	2,070,000	$3,751,985

Environmental Control (4.92%)
China Everbright International, Ltd.	2,939,000	3,867,958
CT Environmental Group, Ltd.(a)	946,000	593,828

		4,461,786

Hand/Machine Tools (0.53%)
Techtronic Industries Co.	185,364	476,135

Machinery-Diversified (0.76%)
CSR Corp., Ltd., Class H	943,000	685,954

Transportation (1.29%)
Guangshen Railway Co., Ltd., Class H	1,622,000	704,173
Sinotrans, Ltd., Class H	1,121,000	462,588

		1,166,761

TOTAL INDUSTRIALS		13,729,271

Materials (1.31%)
Paper & Forest Products (1.31%)
Lee & Man Paper Manufacturing, Ltd.	1,112,000	744,579
Nine Dragons Paper Holdings, Ltd.	515,000	439,856

		1,184,435

TOTAL MATERIALS		1,184,435

Technology (3.83%)
Computers (2.49%)
Lenovo Group, Ltd.	1,220,000	1,573,429
PAX Global Technology, Ltd.(a)	1,430,000	685,297

		2,258,726

Electrical Equipment & Instruments (1.34%)
Byd Co., Ltd., Class H(a)	256,000	1,213,417

TOTAL TECHNOLOGY		3,472,143

Utilities (2.14%)
Electrical Equipment (0.94%)
Huadian Fuxin Energy Corp., Ltd., Class H	1,864,000	849,612

			Value
		Shares	(Note 2)
Water (1.20%)
Beijing Enterprises Water Group, Ltd.		1,930,000	$1,089,805

TOTAL UTILITIES			1,939,417

TOTAL COMMON STOCKS (Cost $70,404,680)			82,941,729

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.28%)
Money Market Fund (2.28%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.043%	2,067,528	2,067,528

TOTAL SHORT TERM INVESTMENTS (Cost $2,067,528)			2,067,528

TOTAL INVESTMENTS (93.83%) (Cost $72,472,208)			$85,009,257

Other Assets In Excess Of Liabilities (6.17%)			5,592,365

NET ASSETS (100.00%)			$90,601,622

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | CoreCommodity Management CompleteCommodities®

Strategy Fund

CONSOLIDATED STATEMENT of INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (36.58%)
Australia (0.54%)
Fortescue Metals Group, Ltd.	31,313	$146,061
Iluka Resources, Ltd.	30,151	231,675
Incitec Pivot, Ltd.	188,051	470,679
Newcrest Mining, Ltd.	11,624	98,167
Orica, Ltd.	8,299	170,678
Regis Resources, Ltd.	104,820	247,680
Woodside Petroleum, Ltd.	9,366	306,391

		1,671,331

Brazil (0.43%)
Cia Siderurgica Nacional SA, ADR	1,580	7,315
Gerdau SA, ADR	27,835	196,237
Petroleo Brasileiro SA, ADR	25,208	282,582
Vale SA, ADR	62,030	843,608

		1,329,742

Canada (4.85%)
Agnico-Eagle Mines, Ltd.	9,541	296,534
Agrium, Inc.	10,868	946,603
AuRico Gold, Inc.	120,230	551,856
Barrick Gold Corp.	38,755	747,196
Cameco Corp.	5,892	125,028
Canadian Natural Resources, Ltd.	5,741	188,018
Eldorado Gold Corp.	28,088	177,797
Encana Corp.	19,565	351,583
First Quantum Minerals, Ltd.	16,847	301,469
Goldcorp, Inc.	38,241	951,818
IAMGOLD Corp.	228,430	833,769
Kinross Gold Corp.	156,515	716,839
New Gold, Inc.(a)	81,391	467,184
Osisko Mining Corp.(a)	85,692	513,960
Pan American Silver Corp.	72,423	912,530
Potash Corp. of Saskatchewan, Inc.	96,538	3,023,570
Silver Standard Resources, Inc.(a)	68,096	533,192
Silver Wheaton Corp.	26,173	568,216
Suncor Energy, Inc.	36,444	1,196,456
Teck Resources, Ltd., Class B	14,026	336,905
TransCanada Corp.	9,742	423,531
Turquoise Hill Resources, Ltd.(a)	109,666	384,928
Yamana Gold, Inc.	45,719	428,387

		14,977,369

Chile (0.21%)
Sociedad Quimica y Minera de Chile SA, ADR	25,335	631,095

China (0.52%)
China Petroleum & Chemical Corp., Class H	550,358	438,086
China Shenhua Energy Co., Ltd., Class H	95,369	246,290
CNOOC, Ltd.	250,001	392,851

	Shares	Value (Note 2)
China (continued)
Jiangxi Copper Co., Ltd., Class H	50,082	$90,568
PetroChina Co., Ltd., Class H	330,045	319,256
Zijin Mining Group Co., Ltd., Class H	560,331	121,249

		1,608,300

Colombia (0.23%)
Ecopetrol SA, ADR	21,049	721,139

France (0.60%)
Total SA	32,454	1,853,264

Germany (0.61%)
K+S AG	52,824	1,573,784
ThyssenKrupp AG(a)	11,855	305,309

		1,879,093

India (0.22%)
Reliance Industries, Ltd., GDR(b)	18,211	478,949
Sesa Goa, Ltd., ADR	16,933	204,551

		683,500

Israel (0.28%)
Israel Chemicals, Ltd.	55,718	456,419
The Israel Corp., Ltd.(a)	785	396,318

		852,737

Italy (0.47%)
Eni SpA, ADR	32,088	1,456,795

Japan (0.45%)
Inpex Corp.	73,900	882,431
JFE Holdings, Inc.	11,500	243,124
Kubota Corp.	13,000	203,328
Nippon Steel & Sumitomo Metal Corp.	20,342	62,717

		1,391,600

Jersey (0.06%)
Randgold Resources, Ltd., ADR	2,744	189,062

Luxembourg (0.17%)
ArcelorMittal	20,626	339,916
Tenaris SA, ADR	4,150	184,592

		524,508

Mexico (0.38%)
Grupo Mexico SAB de CV, Series B	253,034	815,067
Industrias Penoles SAB de CV	14,794	344,187

		1,159,254

Netherlands (1.13%)
CNH Industrial N.V.(a)	36,636	386,143
Nutreco N.V.	12,688	566,678
Royal Dutch Shell PLC, ADR	36,520	2,523,532

		3,476,353

	Shares	Value (Note 2)
Norway (0.58%)
Norsk Hydro ASA	26,688	$120,995
Yara International ASA	40,760	1,681,708

		1,802,703

Peru (0.08%)
Cia de Minas Buenaventura SA, ADR	18,729	232,240

Russia (1.95%)
Gazprom OAO, ADR	137,590	1,136,493
LUKOIL OAO, ADR	18,380	1,044,903
Mechel Steel Group, ADR(a)	16,800	32,592
MMC Norilsk Nickel OJSC, ADR	69,774	1,063,356
NovaTek OAO, GDR(c)	4,719	576,190
Rosneft Oil OAO, GDR(c)	98,572	676,204
Severstal OAO, GDR(c)	78,269	635,544
Surgutneftegas OAO, ADR	23,023	177,047
Uralkali OJSC, GDR(c)	27,936	674,654

		6,016,983

Singapore (0.45%)
Golden Agri-Resources, Ltd.	893,758	364,014
Olam International, Ltd.	331,254	383,987
Wilmar International, Ltd.	257,061	628,181

		1,376,182

South Africa (0.79%)
Anglo Platinum, Ltd.(a)	2,554	101,758
AngloGold Ashanti, Ltd., ADR	39,786	582,467
Gold Fields, Ltd., ADR	187,690	653,161
Harmony Gold Mining Co., Ltd., ADR	36,130	104,055
Impala Platinum Holdings, Ltd.	39,295	408,245
Kumba Iron Ore, Ltd.	1,186	47,886
Sasol, Ltd.	10,287	493,709
Sibanye Gold, Ltd., ADR	8,280	47,776

		2,439,057

South Korea (0.15%)
POSCO, ADR	6,977	474,366

Sweden (0.29%)
Holmen AB, B Shares	11,000	380,300
Lundin Petroleum AB(a)	10,980	189,721
Svenska Cellulosa AB SCA, B Shares	11,743	334,290

		904,311

Switzerland (1.24%)
Glencore Xstrata PLC	123,495	654,718
Syngenta AG	7,096	2,513,126
Transocean, Ltd.	8,890	384,759
Weatherford International, Ltd.(a)	20,498	277,543

		3,830,146

United Kingdom (1.99%)
Anglo American PLC	27,213	642,400
Antofagasta PLC	13,306	186,036
BG Group PLC	31,674	532,144

	Shares	Value (Note 2)
United Kingdom (continued)
BHP Billiton PLC, ADR	15,567	$917,830
BP PLC, ADR	45,719	2,143,764
Kazakhmys PLC	11,431	33,467
Lonmin PLC(a)	32,588	164,518
Petropavlovsk PLC	10,690	12,345
Rio Tinto PLC, ADR	28,325	1,505,474

		6,137,978

United States (17.91%)
AGCO Corp.	21,956	1,170,913
Alcoa, Inc.	15,849	182,422
Allegheny Technologies, Inc.	19,804	622,638
Allied Nevada Gold Corp.(a)	95,099	466,936
American Vanguard Corp.	4,915	114,225
Anadarko Petroleum Corp.	8,727	704,182
Apache Corp.	7,118	571,291
Archer-Daniels-Midland Co.	76,861	3,034,472
Baker Hughes, Inc.	10,613	601,120
Bunge, Ltd.	9,138	692,295
Cameron International Corp.(a)	11,146	668,426
CF Industries Holdings, Inc.	16,657	3,845,435
Chesapeake Energy Corp.	8,295	223,218
Chevron Corp.	26,731	2,983,982
Cliffs Natural Resources, Inc.	7,741	149,556
Coeur Mining, Inc.(a)	9,712	98,577
ConocoPhillips	21,492	1,395,905
CST Brands, Inc.	2,472	78,931
Deere & Co.	25,040	2,152,438
Detour Gold Corp.(a)	2,430	15,622
Devon Energy Corp.	10,981	650,295
Diamond Offshore Drilling, Inc.	3,190	154,843
Ensco PLC, Class A	4,284	215,785
EOG Resources, Inc.	3,478	574,705
Exxon Mobil Corp.	50,543	4,658,043
First Majestic Silver Corp.(a)	40,390	421,672
FMC Technologies, Inc.(a)	6,853	338,812
Freeport-McMoRan Copper & Gold, Inc.	13,813	447,679
Halliburton Co.	14,488	710,057
Hecla Mining Co.	32,888	99,651
Helmerich & Payne, Inc.	5,481	482,547
Hess Corp.	4,033	304,451
HollyFrontier Corp.	14,368	665,238
Hormel Foods Corp.	5,570	253,101
Ingredion, Inc.	14,558	906,963
Intrepid Potash, Inc.(a)	35,134	516,470
Joy Global, Inc.	7,301	385,420
Kinder Morgan, Inc.	15,180	516,272
Marathon Oil Corp.	39,361	1,290,647
Marathon Petroleum Corp.	16,702	1,453,909
Monsanto Co.	44,516	4,743,180
The Mosaic Co.	54,139	2,417,848
Murphy Oil Corp.	19,277	1,091,271
National Oilwell Varco, Inc.	6,572	492,966
Newmont Mining Corp.	22,497	485,935
Noble Energy, Inc.	9,360	583,409
Nucor Corp.	4,675	226,036
Occidental Petroleum Corp.	13,899	1,217,135

	Shares	Value (Note 2)
United States (continued)
Oil States International, Inc.(a)	2,213	$207,911
Peabody Energy Corp.	7,370	125,658
Phillips 66	19,781	1,445,793
Pioneer Natural Resources Co.	2,762	467,662
Plum Creek Timber Co., Inc	6,200	267,034
Potlatch Corp.	7,200	288,000
Rayonier, Inc.	5,350	236,791
Reliance Steel & Aluminum Co.	3,658	255,877
Royal Gold, Inc.	9,863	551,736
Schlumberger, Ltd.	10,293	901,358
Southern Copper Corp.	15,605	436,628
Southwestern Energy Co.(a)	7,599	309,203
Spectra Energy Corp.	5,869	210,991
Tesoro Corp.	8,749	450,748
Tyson Foods, Inc., Class A	16,392	613,061
Valero Energy Corp.	29,018	1,482,820
Weyerhaeuser Co.	10,200	304,776
The Williams Co., Inc.	15,553	629,741

		55,262,712

TOTAL COMMON STOCKS (Cost $117,262,091)		112,881,820

EXCHANGE TRADED FUNDS (1.55%)
iShares® Gold Trust(a)	218,898	2,642,099
SPDR® Gold Trust(a)	17,688	2,124,152

TOTAL EXCHANGE TRADED FUNDS (Cost $6,391,017)		4,766,251

MASTER LIMITED PARTNERSHIPS (0.31%)
United States (0.31%)
Boardwalk Pipeline Partners LP	3,100	$76,322
Buckeye Partners LP	1,400	102,186
El Paso Pipeline Partners LP	2,300	75,463
Enbridge Energy Partners LP, Class A	3,000	88,140
Energy Transfer Partners LP	2,000	111,020
Enterprise Products Partners LP	1,500	99,570
Kinder Morgan Energy Partners LP	1,200	95,376
Magellan Midstream Partners LP	1,780	118,299
Plains All American Pipeline LP	1,800	90,882
Regency Energy Partners LP	3,500	96,005

		953,263

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,000,582)		953,263

WARRANTS (0.00%)(d)
Canada (0.00%)(d)
Kinross Gold Corp., Strike Price $21.30, Expires 9/17/14(a)	19	1

TOTAL WARRANTS (Cost $69)		1

			Principal Amount	Value (Note 2)
COMMODITY-LINKED NOTES (1.66%)
Bank of America Corp., Commodity-Linked Note Linked to the Merrill Lynch Commodity Index eXtra J-Series F3 Total Return Index, 0.000%, 1/9/15			$4,900,000	$5,112,577

TOTAL COMMODITY-LINKED NOTES (Cost $4,900,000)				5,112,577

GOVERNMENT BONDS (47.08%)
U.S. Treasury Bonds (47.08%)
United States Treasury Inflation Indexed Bonds
1.250%, 4/15/14(e)			8,755,812	8,808,145
2.000%, 7/15/14			11,437,995	11,679,714
1.625%, 1/15/15(e)(f)			13,702,245	14,117,588
0.500%, 4/15/15(e)			11,750,384	12,028,539
1.875%, 7/15/15			8,687,820	9,162,592
2.000%, 1/15/16			9,101,290	9,720,251
0.125%, 4/15/16			21,647,385	22,329,775
2.500%, 7/15/16			2,135,196	2,350,300
2.375%, 1/15/17(f)			10,113,250	11,189,360
0.125%, 4/15/17(e)(f)			14,880,045	15,418,286
2.625%, 7/15/17(e)			14,338,905	16,250,009
1.625%, 1/15/18			11,125,900	12,220,232

				145,274,791

TOTAL GOVERNMENT BONDS (Cost $145,816,456)				145,274,791

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED CALL OPTIONS (0.79%)
S&P 500® Index Future	6/20/14	1750.00	120	2,433,000

TOTAL PURCHASED CALL OPTIONS (Cost $1,980,000)				2,433,000

PURCHASED PUT OPTIONS (0.54%)
SPDR® S&P 500® ETF Trust:
	3/22/14	$175.00	1,000	$313,000
	3/22/14	177.00	1,600	610,400
	9/20/14	170.00	600	412,500
	9/30/14	170.00	500	353,250

				1,689,150

TOTAL PURCHASED PUT OPTIONS (Cost $2,274,672)				1,689,150

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (9.60%)
Money Market Fund (9.60%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	29,621,281	$29,621,281

TOTAL SHORT TERM INVESTMENTS (Cost $29,621,281)			29,621,281

TOTAL INVESTMENTS (98.11%) (Cost $309,246,168)			$302,732,134

Other Assets In Excess Of Liabilities (1.89%)			5,844,717(g	)

NET ASSETS - 100.00%			$308,576,851

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $478,949, representing 0.16% of the Fund’s net assets.
(c)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $2,562,592, representing 0.83% of the Fund’s net assets.

(d)	Less than 0.005%.
(e)	Security, or portion of security, is being held as collateral for total return swap contracts.
(f)	Security, or portion of security, is being held as collateral for futures contracts.
(g)	Includes cash which is being held as collateral for written options.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

Ltd. - Limited.

LP - Limited Partnership.

N.V. - Naamloze vennootschap is the Dutch term for a public limited liability corporation.

OAO - Russian open joint stock company.

OJSC - Open joint stock company.

PLC - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SCA - Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

SpA - Societa per Azione.

SPDR - Standard & Poor’s Depository Receipt.

S&P - Standard & Poor’s.

For Fund compliance purposes, the Fund’s industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Natural Gas Option	2/26/14	$5.00	(40)	$(152,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received $117,891)				(152,000)

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
E-mini S&P 500® Future	Short	(461)	3/24/14	$(40,950,630)	$360,078

				$(40,950,630)	$360,078

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Long	100	2/14/14	$10,640,000	$(44,527)
Gold 100 Oz. Future	Long	34	4/29/14	4,215,320	(70,792)
Natural Gas Future	Short	(20)	2/27/14	(988,600)	(16,292)
WTI Crude Future	Short	(114)	2/20/14	(11,113,860)	(441,028)

				$2,752,860	$(572,639)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Bank of America - Merrill Lynch	ML eXtra Coffee ER	$5,359,839	0.30%	6/30/14	$648,864
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	3,042,705	0.10%	6/30/14	338,715
Bank of America - Merrill Lynch	MLCS Copper J-F3	(5,548,322)	0.10%	6/30/14	302,596
Bank of America - Merrill Lynch	MLCX Aluminum J-F3	(4,937,153)	0.10%	6/30/14	271,909
Bank of America - Merrill Lynch	MLCS Silver J-F3	(704,397)	0.10%	6/30/14	8,090

					$1,570,174

Swap Counterparty	Reference Obligation	Notional Dollars	Rate Paid by the Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	CRB 3 Month Forward Total Return Index	$75,939,666	0.48%	6/30/14	$(61,455)
Bank of America - Merrill Lynch	ML Aluminum GA6	4,983,625	0.10%	6/30/14	(258,955)
Bank of America - Merrill Lynch	ML eXtra Copper GA6	5,584,775	0.10%	6/30/14	(287,839)
Bank of America - Merrill Lynch	ML eXtra Silver GA6	706,507	0.10%	6/30/14	(8,289)
Bank of America - Merrill Lynch	ML Index Robusta	(5,434,669)	0.00%	6/30/14	(422,451)
Bank of America - Merrill Lynch	MLCS Coffee J-F3	(3,012,014)	0.10%	6/30/14	(349,096)
Societe Generale	CRB 3 Month Forward Total Return Index	76,279,090	0.35%	11/29/13	(72,974)
UBS	CRB 3 Month Forward Total Return Index	77,317,181	0.40%	11/29/13	(92,050)

					$(1,553,109)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negetive monthly return of such Reference Obligation.

ALPS | Kotak India Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.24%)
Consumer Discretionary (10.18%)
Auto Components (0.95%)
Motherson Sumi Systems, Ltd.	18,800	$61,257

Automobiles (6.66%)
Bajaj Auto, Ltd.	3,000	90,993
Mahindra & Mahindra, Ltd.	8,415	119,625
Maruti Suzuki India, Ltd.	1,705	44,532
Tata Motors, Ltd.	31,750	176,670

		431,820

Textiles, Apparel & Luxury Goods (2.57%)
Bata India, Ltd.	6,149	93,350
Raymond, Ltd.	17,000	73,494

		166,844

TOTAL CONSUMER DISCRETIONARY		659,921

Consumer Staples (12.57%)
Beverages (1.71%)
United Spirits, Ltd.	2,800	110,482

Food Products (2.07%)
Britannia Industries, Ltd.	9,500	133,843

Household Products (1.28%)
Jyothy Laboratories, Ltd.	24,100	82,935

Personal Products (1.10%)
Emami, Ltd.	9,802	71,584

Tobacco (6.41%)
ITC, Ltd.	80,000	415,446

TOTAL CONSUMER STAPLES		814,290

Energy (7.97%)
Oil, Gas & Consumable Fuels (7.97%)
Cairn India, Ltd.	11,300	58,442
Hindustan Petroleum Corp., Ltd.	20,800	80,983
Oil India, Ltd.	16,415	124,130
Reliance Industries, Ltd.	19,048	252,759

		516,314

TOTAL ENERGY		516,314

Financials (24.15%)
Commercial Banks (19.13%)
Axis Bank, Ltd.	6,554	117,514
Bank of Baroda	12,200	106,783
Federal Bank, Ltd.	57,500	72,700
HDFC Bank, Ltd.	37,680	378,888

	Shares	Value (Note 2)
Commercial Banks (continued)
ICICI Bank, Ltd.	21,250	$333,635
IndusInd Bank, Ltd.	14,750	90,515
State Bank of India	2,600	63,235
Yes Bank, Ltd.	15,500	76,217

		1,239,487

Consumer Finance (0.53%)
Sundaram Finance, Ltd.	3,550	34,257

Real Estate Management & Development (1.03%)
Prestige Estates Projects, Ltd.	30,000	66,862

Thrifts & Mortgage Finance (3.46%)
Housing Development Finance Corp.	17,400	224,341

TOTAL FINANCIALS		1,564,947

Health Care (8.08%)
Pharmaceuticals (8.08%)
Dr. Reddy’s Laboratories, Ltd.	2,300	95,745
Glenmark Pharmaceuticals, Ltd.	8,200	73,267
Lupin, Ltd.	8,161	114,774
Sun Pharmaceutical Industries, Ltd.	17,850	167,773
Torrent Pharmaceuticals, Ltd.	8,350	71,852

		523,411

TOTAL HEALTH CARE		523,411

Industrials (8.49%)
Construction & Engineering (3.27%)
GMR Infrastructure, Ltd.	188,000	60,896
Larsen & Toubro, Ltd.	9,600	151,023

		211,919

Electrical Equimpent (2.08%)
Amara Raja Batteries, Ltd.	13,150	69,965
Crompton Greaves, Ltd.	35,000	64,628

		134,593

Machinery (1.34%)
Thermax, Ltd.	8,582	86,800

Transportation Infrastructure (1.80%)
Gujarat Pipavav Port, Ltd.(a)	60,000	59,315
IL&FS Transportation Networks, Ltd.	30,486	57,172

		116,487

TOTAL INDUSTRIALS		549,799

Information Technology (17.74%)
Electronic Equipment, Instruments & Components (0.97%)
Redington India, Ltd.	60,000	62,526

		Shares	Value (Note 2)
Internet Software & Services (1.10%)
Info Edge India, Ltd.		9,000	$71,148

IT Services (15.67%)
HCL Technologies, Ltd.		4,450	103,845
Infosys, Ltd.		8,000	471,023
Tata Consultancy Services, Ltd.		8,940	319,524
Tech Mahindra, Ltd.		4,250	121,122

			1,015,514

TOTAL INFORMATION TECHNOLOGY			1,149,188

Materials (5.93%)
Chemicals (0.69%)
Coromandel International, Ltd.		13,870	44,960

Construction Materials (3.33%)
Century Textiles & Industries, Ltd.		17,200	81,468
The Ramco Cements, Ltd.		13,593	35,135
Shree Cement, Ltd.		1,400	98,950

			215,553

Metals & Mining (1.91%)
Hindustan Zinc, Ltd.		59,800	123,488

TOTAL MATERIALS			384,001

Telecommunication Services (2.15%)
Wireless Telecommunication Services (2.15%)
Bharti Airtel, Ltd.		27,800	139,520

TOTAL TELECOMMUNICATION SERVICES			139,520

Utilities (0.98%)
Independent Power Producers & Energy Traders (0.98%)
PTC India, Ltd.		72,500	63,862

TOTAL UTILITIES			63,862

TOTAL COMMON STOCKS (Cost $6,479,235)			6,365,253

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.49%)
Money Market Fund (0.49%)
Dreyfus Cash Advantage Fund, Institutional Class	0.060%	31,644	31,644

TOTAL SHORT TERM INVESTMENTS (Cost $31,644)			31,644

Shares	Value (Note 2)
TOTAL INVESTMENTS (98.73%) (Cost $6,510,879)	$6,396,897

Other Assets In Excess Of Liabilities (1.27%)	82,137

NET ASSETS (100.00%)	$6,479,034

(a)	Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.56%)
Diversified (14.40%)
Holding Companies-Diversified Operations (14.40%)
Ackermans & van Haaren N.V.	101,690	$11,000,816
Aker ASA, Class A	181,781	5,429,583
CIR-Compagnie Industriali Riunite SpA(a)	2,670,566	3,857,544
Compass Diversified Holdings	80,469	1,444,419
Remgro, Ltd.	255,500	4,264,963
Schouw & Co.	308,853	13,565,773
Wendel Investissement	104,900	14,232,841

		53,795,939

TOTAL DIVERSIFIED		53,795,939

Financials (82.22%)
Closed-End Funds (27.79%)
AP Alternative Assets LP(a)	168,758	5,376,630
Better Capital PCC, Ltd.	1,889,000	4,774,437
Castle Private Equity, Ltd.(a)	309,935	4,221,802
Electra Private Equity PLC(a)	402,308	16,057,665
HarbourVest Global Private Equity, Ltd.	1,640,000	17,629,995
HBM Healthcare Investments AG, Class A	85,500	7,072,740
HgCapital Trust PLC	704,784	12,512,810
Pantheon International Participations PLC, Ordinary Shares(a)	245,859	4,324,590
Pantheon International Participations PLC, Redeemable Shares(a)	213,200	3,609,936
Princess Private Equity Holding, Ltd.	267,001	2,284,876
Standard Life European Private Equity Trust PLC, Ordinary Shares	2,241,044	7,395,729
SVG Capital PLC(a)	2,669,460	18,562,601

		103,823,811

Diversified Financial Services (16.97%)
Blackstone Group LP	639,400	20,940,350
Intermediate Capital Group PLC	1,009,336	6,862,642
KKR & Co. LP	754,492	18,190,802
Onex Corp.	338,000	17,419,708

		63,413,502

Investment Companies (7.56%)
Capital Southwest Corp.	15,500	529,635
Grand Parade Investments, Ltd.	3,547,376	1,532,413

		Shares	Value (Note 2)
Investment Companies (continued)
Hosken Consolidated Investments, Ltd.		533,208	$6,534,875
Investor AB, B Shares		427,321	13,840,937
Oaktree Capital Group LLC		99,735	5,825,521

			28,263,381

Private Equity (28.37%)
3i Group PLC		193,017	1,184,800
Altamir Amboise		884,863	12,888,961
American Capital, Ltd.(a)		510,500	7,968,905
Apollo Global Management LLC, Class A		547,321	17,760,566
Aurelius AG		449,725	16,953,016
The Carlyle Group LP		507,050	17,650,411
Eurazeo SA		250,004	17,890,906
IP Group PLC(a)		1,275,028	3,680,606
Ratos AB, B Shares		1,089,695	10,054,654

			106,032,825

Real Estate (1.53%)
Brookfield Asset Management, Inc., Class A		150,600	5,715,270

TOTAL FINANCIALS			307,248,789

Industrials (2.94%)
Miscellaneous Manufacturers (2.94%)
Danaher Corp.		147,800	10,994,842

TOTAL INDUSTRIALS			10,994,842

TOTAL COMMON STOCKS (Cost $287,927,467)			372,039,570

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.05%)
Money Market Fund (1.05%)
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.043%	3,941,875	3,941,875

TOTAL SHORT TERM INVESTMENTS (Cost $3,941,875)			3,941,875

TOTAL INVESTMENTS (100.61%) (Cost $291,869,342)			$375,981,445

Liabilities In Excess Of Other Assets (-0.61%)			(2,287,224)

NET ASSETS (100.00%)			$373,694,221

(a)	Non-Income Producing Security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmenn Aksjeselskap is a Swedish term for “joint stock company”.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCC - Protected Cell Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SpA - Societa’ Per Azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.78%)
Communications (0.53%)
Media (0.53%)
The Walt Disney Co.	420	$30,496

TOTAL COMMUNICATIONS		30,496

Consumer, Cyclical (0.55%)
Retail (0.55%)
CVS Caremark Corp.	461	31,219

TOTAL CONSUMER, CYCLICAL		31,219

Consumer, Non-Cyclical (1.17%)
Cosmetics/Personal Care (0.46%)
Colgate-Palmolive Co.	427	26,145

Pharmaceuticals (0.71%)
Abbott Laboratories	1,115	40,876

TOTAL CONSUMER, NON-CYCLICAL		67,021

Financials (0.53%)
Diversified Financial Services (0.53%)
Discover Financial Services	569	30,527

TOTAL FINANCIALS		30,527

TOTAL COMMON STOCKS (Cost $153,009)		159,263

EXCHANGE TRADED FUNDS (85.97%)
Debt (55.54%)
iShares® Barclays 1-3 Year Credit Bond Fund	7,821	825,663
iShares® iBoxx $ High Yield Corporate Bond Fund	587	54,738
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5,007	529,290
PowerShares® Senior Loan Portfolio	1,526	38,013
Riverfront Strategic Income Fund	10,414	261,391
SPDR® Barclays Capital High Yield Bond ETF	1,347	54,944

SPDR® Barclays Short Term High Yield Bond ETF	17,138	529,393
Vanguard® Short-Term Corporate Bond ETF	11,042	885,016

		3,178,448

	Shares	Value (Note 2)
Equity (30.43%)
FlexShares Quality Dividend Index Fund	4,920	$157,686
Global X MLP & Energy Infrastructure ETF	1,811	29,719
Guggenheim Insider Sentiment ETF	633	28,491
iShares® MSCI Canada Index Fund	1,455	40,638
iShares® MSCI EAFE Index Fund	1,823	115,961
iShares® MSCI EAFE Value ETF	1,038	56,498
iShares® MSCI EMU Index Fund	2,543	99,864
iShares® MSCI Japan Index Fund	9,314	105,528
iShares® MSCI United Kingdom Index Fund	1,142	22,737
PowerShares® Buyback Achievers Portfolio	2,094	85,791
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	1,406	59,122
PowerShares® S&P 500® High Beta Port ETF	5,256	154,947
Schwab U.S. REIT ETF	1,024	32,154
SPDR® S&P® Insurance ETF	615	36,187
Vanguard® FTSE® Europe ETF	5,598	314,104
Vanguard® Industrials ETF	919	88,224
Vanguard® Information Technology ETF	541	47,305
WisdomTree® Japan SmallCap Dividend Fund	832	41,450
WisdomTree® LargeCap Dividend Fund	3,520	224,646

		1,741,052

TOTAL EXCHANGE TRADED FUNDS (Cost $4,782,780)		4,919,500

EXCHANGE TRADED NOTES (1.07%)
Equity (1.07%)
Credit Suisse Cushing® 30 MLP Index ETN	1,944	61,139

TOTAL EXCHANGE TRADED NOTES (Cost $51,729)		61,139

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (10.03%)
Money Market Fund (10.03%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.044%	574,218	$574,218

TOTAL SHORT TERM INVESTMENTS (Cost $574,218)			574,218

TOTAL INVESTMENTS (99.85%) (Cost $5,561,736)			$5,714,120

Other Assets In Excess Of Liabilities (0.15%)			8,462

NET ASSETS (100.00%)			$5,722,582

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (3.48%)
Communications (0.75%)
Media (0.75%)
The Walt Disney Co.	5,171	$375,466

TOTAL COMMUNICATIONS		375,466

Consumer, Cyclical (0.75%)
Retail (0.75%)
CVS Caremark Corp.	5,602	379,368

TOTAL CONSUMER, CYCLICAL		379,368

Consumer, Non-Cyclical (1.36%)
Cosmetics/Personal Care (0.65%)
Colgate-Palmolive Co.	5,345	327,274

Pharmaceuticals (0.71%)
Abbott Laboratories	9,697	355,492

TOTAL CONSUMER, NON-CYCLICAL		682,766

Financials (0.62%)
Diversified Financial Services (0.62%)
Discover Financial Services	5,788	310,526

TOTAL FINANCIALS		310,526

TOTAL COMMON STOCKS (Cost $1,670,562)		1,748,126

EXCHANGE TRADED FUNDS (86.86%)
Debt (16.03%)
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	24,731	2,614,314
Riverfront Strategic Income Fund	91,477	2,296,072
SPDR® Barclays Short Term High Yield Bond ETF	102,110	3,154,178

		8,064,564

Equity (70.83%)
FlexShares Quality Dividend Index Fund	23,214	744,009
Global X MLP & Energy Infrastructure ETF	15,675	257,227
Guggenheim Insider Sentiment ETF	6,694	301,297
iShares® MSCI All Country Asia ex Japan Index Fund	30,578	1,710,227

		Shares	Value (Note 2)
Equity (continued)
iShares® MSCI Canada Index Fund		15,301	$427,357
iShares® MSCI EAFE Index Fund		49,047	3,119,880
iShares® MSCI EAFE Value ETF		8,962	487,801
iShares® MSCI EMU Index Fund		34,340	1,348,532
iShares® MSCI Japan Index Fund		146,640	1,661,431
iShares® MSCI South Korea Capped ETF		5,595	330,329
PowerShares® Buyback Achievers Portfolio		19,808	811,534
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio		26,013	1,093,846
PowerShares® S&P 500® High Beta Port ETF		195,792	5,771,948
Schwab U.S. REIT ETF		12,332	387,225
SPDR® S&P® Insurance ETF		5,179	304,732
Vanguard® FTSE® Europe ETF		95,907	5,381,342
Vanguard® Industrials ETF		8,098	777,408
Vanguard® Information Technology ETF		6,479	566,524
WisdomTree® Japan Hedged Equity Fund		32,539	1,516,643
WisdomTree® Japan SmallCap Dividend Fund		9,478	472,194
WisdomTree® LargeCap Dividend Fund		127,862	8,160,153

			35,631,639

TOTAL EXCHANGE TRADED FUNDS (Cost $40,392,231)			43,696,203

EXCHANGE TRADED NOTES (1.06%)
Equity (1.06%)
Credit Suisse Cushing® 30 MLP Index ETN		17,020	535,279

TOTAL EXCHANGE TRADED NOTES (Cost $426,185)			535,279

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.57%)
Money Market Fund (8.57%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.044%	4,312,649	4,312,649

TOTAL SHORT TERM INVESTMENTS (Cost $4,312,649)			4,312,649

Value (Note 2)
TOTAL INVESTMENTS (99.97%) (Cost $46,801,627)	$50,292,257

Other Assets In Excess Of Liabilities (0.03%)	16,670

NET ASSETS (100.00%)	$50,308,927

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (3.93%)
Communications (1.36%)
Media (1.36%)
AMC Networks, Inc., Class A(a)	2,942	$189,582
The Walt Disney Co.	3,296	239,323

		428,905

TOTAL COMMUNICATIONS		428,905

Consumer, Cyclical (0.65%)
Retail (0.65%)
CVS Caremark Corp.	3,024	204,785

TOTAL CONSUMER, CYCLICAL		204,785

Consumer, Non-Cyclical (1.42%)
Pharmaceuticals (1.42%)
Abbott Laboratories	5,257	192,722
Omnicare, Inc.	4,080	254,837

		447,559

TOTAL CONSUMER, NON-CYCLICAL		447,559

Financials (0.50%)
Diversified Financial Services (0.50%)
Discover Financial Services	2,937	157,570

TOTAL FINANCIALS		157,570

TOTAL COMMON STOCKS (Cost $1,112,803)		1,238,819

EXCHANGE TRADED FUNDS (88.87%)
Debt (7.35%)
iShares® Barclays 1-3 Year Credit Bond Fund	4,955	523,099
Riverfront Strategic Income Fund	58,019	1,456,277
Vanguard® Short-Term Corporate Bond ETF	4,246	340,317

		2,319,693

Equity (81.52%)
First Trust Dow Jones® Internet Index Fund(a)	3,537	212,255
First Trust Dow Jones® Select Micro-Cap Index Fund	21,867	672,148
FlexShares Quality Dividend Index Fund	23,596	756,252
Guggenheim Insider Sentiment ETF	3,603	162,171

	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI ACWI ex U.S. Index Fund	12,003	$526,452
iShares® MSCI All Country Asia ex Japan Index Fund	30,164	1,687,073
iShares® MSCI Canada Index Fund	16,817	469,699
iShares® MSCI EAFE Index Fund	34,715	2,208,221
iShares® MSCI EAFE Value ETF	5,653	307,693
iShares® MSCI Emerging Markets Index Fund	10,506	401,224
iShares® MSCI EMU Index Fund	30,879	1,212,618
iShares® MSCI Germany Index Fund	22,327	666,014
iShares® MSCI Japan Index Fund	112,156	1,270,727
iShares® MSCI South Korea Capped ETF	3,515	207,526
iShares® MSCI Switzerland Index Fund	10,417	333,344
iShares® MSCI United Kingdom Index Fund	13,152	261,856
iShares® S&P SmallCap 600® Index Fund	6,617	695,381
Materials Select Sector SPDR® Fund	3,646	160,570
PowerShares® Buyback Achievers Portfolio	12,548	514,092
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	11,214	471,549
PowerShares® S&P 500® High Beta Port ETF	128,799	3,796,995
Schwab U.S. REIT ETF	6,306	198,008
SPDR® S&P® Insurance ETF	3,766	221,591
Vanguard® FTSE® Europe ETF	51,998	2,917,608
Vanguard® Industrials ETF	1,718	164,928
Vanguard® Information Technology ETF	2,056	179,777
Vanguard® Large-Cap ETF	19,876	1,629,434
Vanguard® MSCI EAFE ETF	31,922	1,261,238
Wilshire Micro-Cap ETF	31,627	863,891
WisdomTree® Japan Hedged Equity Fund	21,253	990,602
WisdomTree® Japan SmallCap Dividend Fund	5,873	292,593

		25,713,530

TOTAL EXCHANGE TRADED FUNDS (Cost $25,108,170)		28,033,223

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.58%)
Money Market Fund (6.58%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.044%	2,075,836	$2,075,836

TOTAL SHORT TERM INVESTMENTS (Cost $2,075,836)			2,075,836

TOTAL INVESTMENTS (99.38%) (Cost $28,296,809)			$31,347,878

Other Assets In Excess Of Liabilities (0.62%)			197,081

NET ASSETS (100.00%)			$31,544,959

(a)	Non-Income Producing Security.

Common Abbreviations:

ACWI - All Country World Index.

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (4.44%)
Communications (1.45%)
Media (1.45%)
AMC Networks, Inc., Class A(a)	7,123	$459,006
The Walt Disney Co.	6,865	498,468

		957,474

TOTAL COMMUNICATIONS		957,474

Consumer, Cyclical (0.76%)
Retail (0.76%)
CVS Caremark Corp.	7,491	507,290

TOTAL CONSUMER, CYCLICAL		507,290

Consumer, Non-Cyclical (1.64%)
Pharmaceuticals (1.64%)
Abbott Laboratories	12,900	472,914
Omnicare, Inc.	9,839	614,544

		1,087,458

TOTAL CONSUMER, NON-CYCLICAL		1,087,458

Financials (0.59%)
Diversified Financial Services (0.59%)
Discover Financial Services	7,244	388,641

TOTAL FINANCIALS		388,641

TOTAL COMMON STOCKS (Cost $2,617,826)		2,940,863

EXCHANGE TRADED FUNDS (90.10%)
Equity (90.10%)
First Trust Dow Jones® Internet Index Fund(a)	10,060	603,701
First Trust Dow Jones® Select Micro-Cap Index Fund	56,444	1,734,976
FlexShares Quality Dividend Index Fund	30,713	984,352
Guggenheim Insider Sentiment ETF	10,389	467,609
iShares® Core MSCI Emerging Markets ETF	25,927	1,188,234
iShares® MSCI ACWI ex U.S. Index Fund	24,614	1,079,570
iShares® MSCI All Country Asia ex Japan Index Fund	72,366	4,047,430
iShares® MSCI Canada Index Fund	40,849	1,140,912

iShares® MSCI EAFE Index Fund	46,201	2,938,846

	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI EAFE Value ETF	11,688	$636,178
iShares® MSCI Emerging Markets Index Fund	39,691	1,515,799
iShares® MSCI EMU Index Fund	76,311	2,996,733
iShares® MSCI Germany Index Fund	59,696	1,780,732
iShares® MSCI Japan Index Fund	249,572	2,827,651
iShares® MSCI Pacific ex-Japan Index Fund	14,374	630,587
iShares® MSCI South Korea Capped ETF	9,374	553,441
iShares® MSCI Switzerland Index Fund	21,301	681,632
iShares® MSCI United Kingdom Index Fund	25,748	512,643
iShares® S&P SmallCap 600® Index Fund	8,349	877,396
Materials Select Sector SPDR® Fund	7,592	334,352
PowerShares® Buyback Achievers Portfolio	26,300	1,077,511
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	30,756	1,293,290
PowerShares® S&P 500® High Beta Port ETF	289,906	8,546,429
Schwab U.S. REIT ETF	15,327	481,268
SPDR® S&P® Insurance ETF	11,095	652,830
Vanguard® FTSE® Europe ETF	147,066	8,251,873
Vanguard® Industrials ETF	7,108	682,368
Vanguard® Information Technology ETF	14,074	1,230,630
Vanguard® Large-Cap ETF	22,649	1,856,765
Vanguard® MSCI EAFE ETF	70,577	2,788,497
Wilshire Micro-Cap ETF	72,540	1,981,430
WisdomTree® Japan Hedged Equity Fund	57,087	2,660,825
WisdomTree® Japan SmallCap Dividend Fund	12,008	598,238

		59,634,728

TOTAL EXCHANGE TRADED FUNDS (Cost $51,331,635)		59,634,728

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.55%)
Money Market Fund (5.55%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.044%	3,672,491	$3,672,491

TOTAL SHORT TERM INVESTMENTS (Cost $3,672,491)			3,672,491

TOTAL INVESTMENTS (100.09%) (Cost $57,621,952)			$66,248,082

Liabilities In Excess Of Other Assets (-0.09%)			(56,510)

NET ASSETS (100.00%)			$66,191,572

(a)	Non-Income Producing Security.

Common Abbreviations:

ACWI - All Country World Index.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

EMU - European Monetary Union.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (3.51%)
Communications (0.76%)
Media (0.76%)
The Walt Disney Co.	13,130	$953,369

TOTAL COMMUNICATIONS		953,369

Consumer, Cyclical (0.76%)
Retail (0.76%)
CVS Caremark Corp.	14,197	961,421

TOTAL CONSUMER, CYCLICAL		961,421

Consumer, Non-Cyclical (1.36%)
Cosmetics/Personal Care (0.66%)
Colgate-Palmolive Co.	13,544	829,299

Pharmaceuticals (0.70%)
Abbott Laboratories	24,320	891,571

TOTAL CONSUMER, NON-CYCLICAL		1,720,870

Financials (0.63%)
Diversified Financial Services (0.63%)
Discover Financial Services	14,821	795,147

TOTAL FINANCIALS		795,147

TOTAL COMMON STOCKS (Cost $4,201,709)		4,430,807

EXCHANGE TRADED FUNDS (86.89%)
Debt (37.23%)
iShares® Barclays 1-3 Year Credit Bond Fund	83,985	8,866,297
iShares® iBoxx $ High Yield Corporate Bond Fund	12,999	1,212,157
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	84,088	8,888,943
PowerShares® Senior Loan Portfolio	49,553	1,234,365
Riverfront Strategic Income Fund	233,592	5,863,159
SPDR® Barclays Capital High Yield Bond ETF	29,760	1,213,910
SPDR® Barclays Short Term High Yield Bond ETF	287,336	8,875,809
Vanguard® Short-Term Corporate Bond ETF	135,901	10,892,465

		47,047,105

	Shares	Value (Note 2)
Equity (49.66%)
FlexShares Quality Dividend Index Fund	143,131	$4,587,349
Global X MLP & Energy Infrastructure ETF	40,294	661,225
Guggenheim Insider Sentiment ETF	14,102	634,731
iShares® MSCI All Country Asia ex Japan Index Fund	61,286	3,427,726
iShares® MSCI Canada Index Fund	31,842	889,347
iShares® MSCI EAFE Index Fund	43,332	2,756,348
iShares® MSCI EAFE Value ETF	27,550	1,499,546
iShares® MSCI EMU Index Fund	56,460	2,217,184
iShares® MSCI Japan Index Fund	303,002	3,433,013
iShares® MSCI South Korea Capped ETF	14,845	876,449
iShares® MSCI United Kingdom Index Fund	50,488	1,005,216
PowerShares® Buyback Achievers Portfolio	51,650	2,116,100
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	45,881	1,929,296
PowerShares® S&P 500® High Beta Port ETF	245,744	7,244,533
Schwab U.S. REIT ETF	31,198	979,617
SPDR® S&P® Insurance ETF	15,563	915,727
Vanguard® FTSE® Europe ETF	157,515	8,838,167
Vanguard® Industrials ETF	20,475	1,965,600
Vanguard® Information Technology ETF	16,716	1,461,647
WisdomTree® Japan Hedged Equity Fund	22,060	1,028,217
WisdomTree® Japan SmallCap Dividend Fund	18,049	899,201
WisdomTree® LargeCap Dividend Fund	209,611	13,377,374

		62,743,613

TOTAL EXCHANGE TRADED FUNDS (Cost $103,374,843)		109,790,718

EXCHANGE TRADED NOTES (1.08%)
Equity (1.08%)
Credit Suisse Cushing® 30 MLP Index ETN	43,555	1,369,805

TOTAL EXCHANGE TRADED NOTES (Cost $1,077,316)		1,369,805

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.54%)
Money Market Fund (8.54%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.044%	10,791,574	$10,791,574

TOTAL SHORT TERM INVESTMENTS (Cost $10,791,574)			10,791,574

TOTAL INVESTMENTS (100.02%) (Cost $119,445,442)			$126,382,904

Liabilities In Excess Of Other Assets (-0.02%)			(24,198)

NET ASSETS (100.00%)			$126,358,706

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Disciplined Value Fund

STATEMENT OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.72%)
Consumer Discretionary (7.95%)
Automobiles & Components (1.27%)
TRW Automotive Holdings Corp.(a)	16,740	$1,241,271

Consumer Durables & Apparel (1.10%)
PVH Corp.	8,865	1,071,513

Media (2.28%)
Twenty-First Century Fox, Inc., Class A	42,055	1,338,190
Viacom, Inc., Class B	10,800	886,680

		2,224,870

Retailing (3.30%)
Dollar Tree, Inc.(a)	18,850	952,302
Lowe’s Cos., Inc.	25,635	1,186,644
TJX Cos., Inc.	18,930	1,085,825

		3,224,771

TOTAL CONSUMER DISCRETIONARY		7,762,425

Consumer Staples (5.93%)
Food & Staples Retailing (2.53%)
CVS Caremark Corp.	29,245	1,980,471
Walgreen Co.	8,610	493,784

		2,474,255

Food Beverage & Tobacco (2.73%)
Altria Group, Inc.	32,180	1,133,380
Hillshire Brands Co.	24,520	873,402
The JM Smucker Co.	6,885	663,645

		2,670,427

Household & Personal Products (0.67%)
Coty, Inc., Class A	48,150	649,544

TOTAL CONSUMER STAPLES		5,794,226

Energy (14.46%)
Energy (14.46%)
Anadarko Petroleum Corp.	16,900	1,363,661
Chesapeake Energy Corp.	26,640	716,882
Chevron Corp.	28,469	3,177,994
ConocoPhillips	8,560	555,972
EOG Resources, Inc.	5,410	893,948
Exxon Mobil Corp.	26,054	2,401,137
Halliburton Co.	21,405	1,049,059
Marathon Oil Corp.	26,430	866,640
Marathon Petroleum Corp.	8,800	766,040
Patterson-UTI Energy, Inc.	26,500	680,785

	Shares	Value (Note 2)
Energy (continued)
PBF Energy, Inc., Class A	15,870	$411,509
Phillips 66	16,940	1,238,145

TOTAL ENERGY		14,121,772

Financials (27.31%)
Banks (5.70%)
Ocwen Financial Corp.(a)	10,330	455,966
The PNC Financial Services Group, Inc.	15,130	1,208,584
Wells Fargo & Co.	72,740	3,298,032
Zions Bancorporation	20,890	600,588

		5,563,170

Diversified Financials (11.47%)
Ameriprise Financial, Inc.	19,370	2,046,247
BlackRock, Inc.	4,140	1,243,946
Citigroup, Inc.	43,955	2,084,786
Invesco, Ltd.	35,520	1,181,040
JPMorgan Chase & Co.	60,073	3,325,641
Morgan Stanley	35,960	1,061,179
Santander Consumer USA Holdings, Inc.(a)	10,300	263,989

		11,206,828

Insurance (6.74%)
ACE, Ltd.	19,160	1,797,400
American International Group, Inc.	29,200	1,400,432
Aon PLC	16,770	1,349,314
Lincoln National Corp.	17,150	823,714
Prudential Financial, Inc.	14,310	1,207,621

		6,578,481

Real Estate (3.40%)
American Capital Agency Corp.	42,510	890,584
Camden Property Trust	11,435	706,912
Equity Lifestyle Properties, Inc.	17,100	672,201
Forest City Enterprises, Inc., Class A(a)	58,020	1,055,384

		3,325,081

TOTAL FINANCIALS		26,673,560

Health Care (15.29%)
Health Care Equipment & Services (5.91%)
Aetna, Inc.	13,250	905,373
Covidien PLC	12,080	824,339
Envision Healthcare Holdings, Inc.(a)	16,420	542,845
McKesson Corp.	6,680	1,165,059
UnitedHealth Group, Inc.	18,640	1,347,299

	Shares	Value (Note 2)
Health Care Equipment & Services (continued)
Zimmer Holdings, Inc.	10,500	$986,685

		5,771,600

Pharmaceuticals, Biotechnology & Life Sciences (9.38%)
Actavis plc(a)	7,090	1,339,868
Bristol-Myers Squibb Co.	20,925	1,045,622
Forest Laboratories, Inc.(a)	26,093	1,729,966
Gilead Sciences, Inc.(a)	19,310	1,557,352
Merck & Co., Inc.	47,620	2,522,431
Thermo Fisher Scientific, Inc.	8,430	970,630

		9,165,869

TOTAL HEALTH CARE		14,937,469

Industrials (9.91%)
Capital Goods (5.45%)
The Boeing Co.	6,560	821,706
Dover Corp.	11,420	988,515
General Electric Co.	45,865	1,152,587
Parker Hannifin Corp.	9,220	1,045,271
United Technologies Corp.	11,580	1,320,352

		5,328,431

Commercial & Professional Services (2.56%)
Equifax, Inc.	14,110	988,547
Towers Watson & Co., Class A	8,720	1,019,542
Verisk Analytics, Inc., Class A(a)	7,750	494,915

		2,503,004

Transportation (1.90%)
Hertz Global Holdings, Inc.(a)	45,455	1,182,739
United Continental Holdings, Inc.(a)	14,600	669,264

		1,852,003

TOTAL INDUSTRIALS		9,683,438

Information Technology (7.64%)
Semiconductors & Semiconductor Equipment (0.69%)
Xilinx, Inc.	14,560	675,875

Software & Services (4.10%)
Accenture PLC, Class A	8,265	660,208
Genpact, Ltd.(a)	49,385	838,063
VeriSign, Inc.(a)	14,090	827,788
Visa, Inc., A Shares	4,100	883,263
Yahoo! Inc(a)	22,130	797,123

		4,006,445

Technology Hardware & Equipment (2.85%)
Apple, Inc.	2,910	1,456,746

	Shares	Value (Note 2)
Technology Hardware & Equipment (continued)
Cisco Systems, Inc.	60,520	$1,325,993

		2,782,739

TOTAL INFORMATION TECHNOLOGY		7,465,059

Materials (2.55%)
Materials (2.55%)
Crown Holdings, Inc.(a)	20,295	834,124
The Dow Chemical Co.	36,458	1,659,204

TOTAL MATERIALS		2,493,328

Telecommunication Services (1.55%)
Telecommunication Services (1.55%)
AT&T, Inc.	45,295	1,509,230

TOTAL TELECOMMUNICATION SERVICES		1,509,230

Utilities (4.13%)
Utilities (4.13%)
American Electric Power Co., Inc	21,940	1,070,892
NextEra Energy, Inc.	17,710	1,628,080
NRG Energy, Inc.	10,620	295,767
PG&E Corp.	24,700	1,041,105

TOTAL UTILITIES		4,035,844

TOTAL COMMON STOCKS (Cost $64,971,401)		94,476,351

EXCHANGE TRADED FUNDS (1.98%)
Exchange Traded Funds (1.98%)
iShares® Russell 1000® Value Index Fund	21,340	1,937,459

TOTAL EXCHANGE TRADED FUNDS (Cost $1,953,363)		1,937,459

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.34%)
Money Market Fund (1.34%)
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.043%	1,309,696	1,309,696

TOTAL SHORT TERM INVESTMENTS (Cost $1,309,696)			1,309,696

Value
(Note 2)
TOTAL INVESTMENTS (100.04%) (Cost $68,234,460)	$97,723,506

Liabilities In Excess Of Other Assets (-0.04%)	(40,292)

NET ASSETS (100.00%)	$97,683,214

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly

Statements of Investments

January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the following funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”).

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India Growth Fund seeks to achieve long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Disciplined Value Fund seeks long-term capital appreciation; dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time, primarily through investments in fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 20%-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives; (1) seeks to provide a level of current income that exceeds the average yield on U.S. stocks in general and; (2) to provide a growing stream of income over the years.

The classes of each fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities, may be subject to taxation in India. India’s Finance Act of 2012 had introduced legislation on General Anti-Avoidance Rules (“GAAR”) into the Act which contains treaty override provisions. The GAAR may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Originally, GAAR was to be effective from April 1, 2012; however, subsequent to the 2013 amendments introduced to the Finance Act, GAAR has been deferred until April 1, 2015.

Basis of Consolidation for the ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the statements of investments of the Subsidiary are included in the consolidated statements of investments and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2014, net assets of the CoreCommodity Fund were $308,576,851, of which $60,416,798, or 19.58%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2014:

ALPS | Alerian MLP Infrastructure Index Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships(a)	$10,044,498	$–	$–	$10,044,498
Short Term Investments	$113,370	$–	$–	$113,370

TOTAL	$10,557,868	$–	$–	$10,557,868

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$112,881,820	$	–	$–	$112,881,820
Exchange Traded Funds	4,766,251		–	–	4,766,251

Master Limited Partnerships	953,263	–	–	953,263
Warrants	1	–	–	1
Commodity-Linked Notes	–	5,112,577	–	5,112,577
Government Bonds	–	145,274,791	–	145,274,791
Purchased Option	4,122,150	–	–	4,122,150
Short Term Investments	29,621,281	–	–	29,621,281

TOTAL	$152,344,766	$150,387,368	$–	$302,732,134

Other Financial Instruments
Assets:
Futures Contracts	$360,078	$–	$–	$360,078
Total Return Swap Contracts	–	1,570,174	–	1,570,174
Liabilities:
Futures Contracts	(572,639)	–	–	(572,639)
Total Return Swap Contracts	–	(1,553,109)	–	(1,533,109)
Written Options	(152,000)		–	(152,000)

TOTAL	$(364,561)	$17,065	$–	$(347,496)

ALPS | Kotak India Growth Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$–	$659,921	$–	$659,921
Consumer Staples	–	814,290	–	814,290
Energy	–	516,314	–	516,314
Financials	–	1,564,947	–	1,564,947
Health Care
Pharmaceuticals	71,852	451,559	–	523,411
Industrials
Electrical Equimpent	–	134,593	–	134,593
Construction & Engineering	–	211,919	–	211,919
Transportation Infrastructure	57,172	59,315	–	116,487
Machinery	86,800	–	–	86,800
Information Technology	–	1,149,188	–	1,149,188
Materials
Construction Materials	35,135	180,418	–	215,553
Chemicals	44,960	–	–	44,960
Metals & Mining	–	123,488	–	123,488
Telecommunication Services	–	139,520	–	139,520
Utilities	–	63,862	–	63,862
Short Term Investments	31,644	–	–	31,644

Total	$327,563	$6,069,334	$–	$6,396,897

ALPS | Red Rocks Listed Private Equity Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$372,039,570	$–	$–	$372,039,570
Short Term Investments	3,941,875	–	–	3,941,875

Total	$375,981,445	$–	$–	$375,981,445

ALPS | WMC Disciplined Value Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$94,476,351	$–	$–	$94,476,351
Exchange Traded Funds	1,937,459	–	–	1,937,459
Short Term Investments	1,309,696	–	–	1,309,696

Total	$97,723,506	$–	$–	$97,723,506

Clough China Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications
Internet	$808,356	$9,254,509	$–	$10,062,865
Telecommunications	–	4,785,960	–	4,785,960
Consumer, Cyclical	–	15,446,227	–	15,446,227
Consumer, Non-Cyclical
Commercial Services	816,899	–	–	816,899
Cosmetics/Personal Care	–	185,958	–	185,958
Food	–	1,260,050	–	1,260,050
Healthcare-Products	–	612,931	–	612,931
Household Products/Wares	–	426,735	–	426,735
Energy
Energy-Alternate Sources	548,386	2,265,589	–	2,813,975
Oil & Gas	–	6,695,454	–	6,695,454
Oil & Gas Services	–	2,421,711	–	2,421,711
Pipelines	–	1,939,032	–	1,939,032
Financials
Banks	–	7,625,025	–	7,625,025
Diversified Financial Services	444,596	2,001,678	–	2,446,274
Insurance	–	3,747,722	–	3,747,722
Real Estate	–	1,329,645	–	1,329,645
Industrials	–	13,729,271	–	13,729,271
Materials	–	1,184,435	–	1,184,435
Technology	–	3,472,143	–	3,472,143
Utilities	–	1,939,417	–	1,939,417
Short Term Investments	2,067,528	–	–	2,067,528

Total	$4,685,765	$80,323,492	$–	$85,009,257

RiverFront Conservative Income Builder Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Common Stocks(a)	$159,263	$–	$–	$159,263
Exchange Traded Funds(a)	4,919,500	–	–	4,919,500
Exchange Traded Notes(a)	61,139	–	–	61,139
Short Term Investments	574,218	–	–	574,218

Total	$5,714,120	$–	$–	$5,714,120

RiverFront Dynamic Equity Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,748,126	$–	$–	$1,748,126
Exchange Traded Funds(a)	43,696,203	–	–	43,696,203
Exchange Traded Notes(a)	535,279	–	–	535,279
Short Term Investments	4,312,649	–	–	4,312,649

Total	$50,292,257	$–	$–	$50,292,257

RiverFront Global Allocation Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,238,819	$–	$–	$1,238,819
Exchange Traded Funds(a)	28,033,223	–	–	28,033,223
Short Term Investments	2,075,836	–	–	2,075,836

Total	$31,347,878	$–	$–	$31,347,878

RiverFront Global Growth Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$2,940,863	$–	$–	$2,940,863
Exchange Traded Funds(a)	59,634,728	–	–	59,634,728
Short Term Investments	3,672,491	–	–	3,672,491

Total	$66,248,082	$–	$–	$66,248,082

RiverFront Moderate Growth & Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$4,430,807	$–	$–	$4,430,807
Exchange Traded Funds(a)	109,790,718	–	–	109,790,718
Exchange Traded Notes(a)	1,369,805	–	–	1,369,805
Short Term Investments	10,791,574	–	–	10,791,574

Total	$126,382,904	$–	$–	$126,382,904

(a) For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended January 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund, which had securities with a total market value of $215,120, transfer between Level 1 to Level 2 due to the Fund’s utilization of a fair valuation service with respect to international securities with an earlier market closing than the Fund’s net asset computation cutoff on January 31, 2014. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Commodity-Linked Notes: The ALPS | | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. During the nine months ended January 31, 2014, the Funds did not engage in short sales activity; therefore, there were no outstanding short sale positions at the period end.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, ALPS | Kotak India Growth Fund and ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are permitted to purchase investment securities and also may enter into various types of derivatives contracts. The other funds, ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: The CoreCommodity Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the CoreCommodity Fund and/or the termination value at the end of the contract.

Therefore, the CoreCommodity Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The CoreCommodity Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The CoreCommodity Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the CoreCommodity Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

The CoreCommodity Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at January 31, 2014 are disclosed after the Statement of Investments.

The number of swap contracts held at January 31, 2014 is representative of the swap contract activity for the nine months ended January 31, 2014.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of January 31, 2014, the CoreCommodity Fund had futures contracts outstanding with a net unrealized depreciation of $212,561. The number of futures contracts held at January 31, 2014 is representative of futures contracts activity during the nine months ended January 31, 2014.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The CoreCommodity Fund had the following transactions in written covered call/put options during the nine months ended January 31, 2014:

	Number of Contracts	Premiums
Options Outstanding, at the beginning of the year ended April 30, 2013	-	$ -
Options written	3,391	826,633
Options closed	(316)	(118,915)
Options exercised	(385)	(43,846)
Options expired	(2,650)	(545,981)

Options Outstanding, at the period ended January 31, 2014	40	$(117,891)

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$1,338,706	$(64,057)	$1,274,674	$9,283,219
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	11,042,426	(19,327,608)	(8,285,182)	311,017,316
ALPS | Kotak India Growth Fund	200,553	(616,713)	(416,160)	6,813,057
ALPS | Red Rocks Listed Private Equity Fund	87,675,290	(3,349,514)	84,325,776	291,655,669
ALPS | WMC Disciplined Value Fund	30,116,465	(633,410)	29,483,055	68,240,451
Clough China Fund	13,259,040	(2,328,421)	10,930,619	74,078,638
RiverFront Conservative Income Builder Fund	205,215	(2,167)	203,048	5,511,072
RiverFront Dynamic Equity Income Fund	4,229,922	(44,261)	4,185,661	46,106,596
RiverFront Global Allocation Fund	3,676,262	(23,131)	3,653,131	27,694,747
RiverFront Global Growth Fund	10,584,519	(30,067)	10,554,452	55,693,630
RiverFront Moderate Growth & Income Fund	8,461,457	(34,843)	8,426,614	117,956,290

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2014 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (38.42%)
U.S. TREASURY NOTES (38.42%)
0.250%, 04/30/2014	$6,495,000	$6,497,916
0.250%, 08/31/2014	9,735,000	9,743,557
0.250%, 11/30/2014	3,000,000	3,003,048
0.125%, 04/30/2015	5,005,000	5,002,653
0.250%, 08/15/2015	7,000,000	7,003,283
0.250%, 09/30/2015	10,024,000	10,025,373
0.250%, 10/31/2015	5,000,000	4,998,830
0.250%, 11/30/2015	7,013,000	7,009,578
0.250%, 12/31/2015	9,029,000	9,020,531
0.375%, 01/31/2016	6,006,000	6,011,393

TOTAL GOVERNMENT BONDS (Cost $68,263,682)		68,316,162

SHORT TERM INVESTMENTS (40.79%)
MONEY MARKET FUND (8.88%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.010%	15,793,456	15,793,456

U.S. TREASURY BILLS (31.91%)
0.056%, 03/06/2014(a)	$4,250,000	4,249,783
0.089%, 04/03/2014(a)	10,000,000	9,999,770
0.085%, 05/15/2014(a)	4,250,000	4,249,656
0.039%, 06/19/2014(a)	5,000,000	4,999,290
0.082%, 07/24/2014(a)	5,500,000	5,498,597
0.093%, 08/21/2014(a)	5,500,000	5,498,213
0.119%, 09/18/2014(a)	5,750,000	5,747,873
0.059%, 10/16/2014(a)	4,000,000	3,998,300
0.083%, 11/13/2014(a)	7,500,000	7,495,650
0.096%, 12/11/2014(a)	5,000,000	4,996,490

		56,733,622

TOTAL SHORT TERM INVESTMENTS (Cost $72,519,695)		72,527,078

TOTAL INVESTMENTS (79.21%) (Cost $140,783,377)		$140,843,240

Other Assets In Excess Of Liabilities (20.79%)		36,967,000	(b)

NET ASSETS (100.00%)		$177,810,240

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At January 31, 2014, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Silver Future	Short	54	03/28/2014	$(5,162,400)	$214,962
Soybean Future	Short	124	03/17/2014	(7,953,050)	20,483
Sugar No. 11 (World) Future	Short	477	03/03/2014	(8,307,432)	81,725
WTI Crude Future Oil Future	Long	27	02/21/2014	2,632,230	3,396
Fixed Income Contracts
Canadian 10 Year Bond Future	Long	159	03/21/2014	18,763,071	118,521
Euro-Bund Future	Long	94	03/07/2014	18,240,906	216,932
Foreign Currency Contracts
Canadian Dollar Currency Future	Short	358	03/19/2014	(32,141,240)	1,429,935
Swiss Franc Currency Future	Short	291	03/18/2014	(40,099,800)	853,578

				$(54,027,715)	$2,939,532

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Copper Future	Long	32	03/28/2014	$2,557,600	$(99,310)
Corn Future	Short	124	03/17/2014	(2,690,800)	(53,844)
Gold 100 Oz Future	Long	22	04/29/2014	2,727,560	(48,903)
New York Harbor ULSD Future	Long	65	03/03/2014	8,182,083	(64,215)
Equity Contracts
Euro STOXX 50® Index Future	Long	119	03/24/2014	4,843,779	(139,289)
FTSE® 100 Index Future	Long	46	03/24/2014	4,883,875	(152,650)
Nikkei 225 Index Future	Long	65	03/14/2014	4,756,375	(518,489)
S&P 500® E-Mini Future	Long	57	03/24/2014	5,063,310	(165,475)
Fixed Income Contracts
Long Gilt Future	Short	102	03/28/2014	(18,509,937)	(396,708)
U.S. 10 Year Treasury Note Future	Short	148	03/21/2014	(18,611,000)	(103,676)
Foreign Currency Contracts
Australian Dollar Currency Future	Long	94	03/18/2014	8,197,740	(142,971)
Euro FX Currency Future	Long	127	03/18/2014	21,405,850	(345,255)
Japanese Yen Currency Future	Short	506	03/18/2014	(61,826,875)	(565,236)
New Zealand Dollar Currency Future	Long	490	03/18/2014	39,469,500	(753,021)

				$449,060	$(3,549,042)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

ULSD - Ultra Low Sulfur Diesel

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Aspen Managed Futures Strategy Fund	Notes to Consolidated Schedule of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such

Aspen Managed Futures Strategy Fund	Notes to Consolidated Schedule of Investments
January 31, 2014 (Unaudited)

an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2014:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$68,316,162	$–	$68,316,162
Short Term Investments	15,793,456	56,733,622	–	72,527,078
TOTAL	$15,793,456	$125,049,784	$–	$140,843,240

Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$320,566	$–	$–	$320,566
Fixed Income Contracts	335,453	–	–	335,453
Foreign Currency Contracts	2,283,513	–	–	2,283,513
Liabilities:
Futures Contracts
Commodity Contracts	(266,272)	–	–	(266,272)
Equity Contracts	(975,903)	–	–	(975,903)
Fixed Income Contracts	(500,384)	–	–	(500,384)
Foreign Currency Contracts	(1,806,483)	–	–	(1,806,483)
TOTAL	$(609,510)	$–	$–	$(609,510)

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2014, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Aspen Managed Futures Strategy Fund	Notes to Consolidated Schedule of Investments
January 31, 2014 (Unaudited)

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the

Aspen Managed Futures Strategy Fund	Notes to Consolidated Schedule of Investments
January 31, 2014 (Unaudited)

contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Depreciation on Investments
Aspen Managed Futures Strategy Fund	$140,783,377	$59,883	$(20)	$59,863

THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (71.96%)
CONSUMER DISCRETIONARY (18.82%)
Auto & Auto Parts (1.66%)
Gentex Corp.	43,250	$1,400,868

Commercial Services (1.50%)
Corporate Executive Board Co.	17,225	1,259,147

Consumer Products (5.06%)
Ethan Allen Interiors, Inc.	41,269	1,041,629
Garmin Ltd.	23,413	1,054,756
Ralph Lauren Corp.	8,531	1,338,429
Select Comfort Corp.(a)	50,711	830,139

		4,264,953

Consumer Services (0.04%)
Nutrisystem, Inc.	2,382	33,872

Leisure (2.23%)
Cheesecake Factory, Inc.	13,650	607,971
Royal Caribbean Cruises Ltd.	25,525	1,266,040

		1,874,011

Media (1.03%)
DreamWorks Animation SKG, Inc. - Class A(a)	25,812	870,897

Retail (7.30%)
Cabela’s, Inc.(a)	33,000	2,206,380
TJX Cos., Inc.	68,675	3,939,198

		6,145,578

TOTAL CONSUMER DISCRETIONARY		15,849,326

CONSUMER, CYCLICAL (2.18%)
Retail (2.18%)
L Brands, Inc.	35,080	1,836,789

TOTAL CONSUMER, CYCLICAL		1,836,789

CONSUMER, NON-CYCLICAL (1.21%)
Biotechnology (0.54%)
Myriad Genetics, Inc.(a)	16,625	459,349

Household Products/Wares (0.67%)
Tumi Holdings, Inc.(a)	28,025	561,341

TOTAL CONSUMER, NON-CYCLICAL		1,020,690

	Shares	Value (Note 2)
ENERGY (1.59%)
Energy Equipment & Services (0.96%)
Noble Corp. PLC	26,132	$810,876

Oil & Gas (0.63%)
Ultra Petroleum Corp.(a)	22,100	529,295

TOTAL ENERGY		1,340,171

FINANCIAL SERVICES (3.75%)
Banks (0.69%)
TCF Financial Corp.	35,775	575,978

Consumer Finance & Credit Services (1.70%)
FactSet Research Systems, Inc.	13,544	1,432,549

Investment Banking & Brokerage (1.36%)
E*Trade Financial Corp.(a)	27,571	551,971
Janus Capital Group, Inc.	54,225	595,933

		1,147,904

TOTAL FINANCIAL SERVICES		3,156,431

HEALTH CARE (6.38%)
Medical Equipment & Services (5.17%)
Edwards Lifesciences Corp.(a)	27,650	1,800,568
Intuitive Surgical, Inc.(a)	3,362	1,370,284
Varian Medical Systems, Inc.(a)	14,600	1,187,126

		4,357,978

Medical Specialties (1.21%)
Align Technology, Inc.(a)	17,075	1,014,596

TOTAL HEALTH CARE		5,372,574

INDUSTRIALS (0.73%)
Machinery-Diversified (0.73%)
Graco, Inc.	8,825	613,249

TOTAL INDUSTRIALS		613,249

PRODUCER DURABLES (11.34%)
Machinery (3.17%)
Middleby Corp.(a)	10,843	2,673,667

Manufacturing & Production (2.85%)
Eaton Corp. PLC	32,864	2,402,030

Scientific Instruments & Services (2.60%)
Brady Corp. - Class A	11,900	325,584
Trimble Navigation Ltd.(a)	57,625	1,863,016

		2,188,600

Software (0.59%)
Paychex, Inc.	11,925	498,703

	Shares	Value (Note 2)
PRODUCER DURABLES (continued)
Transportation & Freight (2.13%)
JetBlue Airways Corp.(a)	74,450	$652,182
Landstar System, Inc.	19,800	1,137,312

		1,789,494

TOTAL PRODUCER DURABLES		9,552,494

TECHNOLOGY (24.78%)
Computers (0.62%)
IHS, Inc. - Class A(a)	4,600	521,686
Imation Corp.(a)	800	3,848

		525,534

Electronics (7.71%)
ARM Holdings PLC ADR	19,812	912,739
Microchip Technology, Inc.	19,400	870,284
Open Text Corp.	25,231	2,495,346
Plexus Corp.(a)	56,725	2,217,947

		6,496,316

Information Technology (14.50%)
Akamai Technologies, Inc.(a)	32,850	1,566,288
Apple, Inc.	1,243	622,246
Autodesk, Inc.(a)	37,750	1,934,687
Dolby Laboratories, Inc. - Class A(a)	14,400	590,256
Intuit, Inc.	40,775	2,986,769
Seagate Technology PLC	50,037	2,644,956
Yahoo!, Inc.(a)	51,775	1,864,935

		12,210,137

Telecommunications (1.95%)
Aviat Networks, Inc.(a)	41,300	78,470
Plantronics, Inc.	26,500	1,137,645
ViaSat, Inc.(a)	7,219	429,603

		1,645,718

TOTAL TECHNOLOGY		20,877,705

UTILITIES (1.18%)
Utilities (1.18%)
tw telecom, Inc.(a)	33,900	998,694

TOTAL UTILITIES		998,694

TOTAL COMMON STOCKS (Cost $45,205,014)		60,618,123

	Principal Amount	Value (Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.23%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$178,066	$188,798

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $195,332)		188,798

CORPORATE BONDS (21.73%)
21st Century Fox America, Inc.
6.900% 03/01/2019	120,000	146,046
Affiliated Computer Services, Inc.
5.125% 06/01/2015	123,000	129,689
Ameren Illinois Co.
9.750% 11/15/2018	166,000	221,671
American Express Co.
5.500% 09/12/2016	387,000	430,290
American International Group, Inc.
5.850% 01/16/2018	218,000	251,387
Anheuser-Busch InBev Worldwide, Inc.
5.375% 01/15/2020	222,000	257,758
Arizona Public Service Co.
8.750% 03/01/2019	189,000	244,450
AT&T, Inc.
5.500% 02/01/2018	418,000	475,944
BP Capital Markets PLC
3.125% 10/01/2015	193,000	201,255
Burlington Northern Santa Fe LLC
4.875% 01/15/2015	227,000	236,067
CenterPoint Energy Resources Corp.
6.125% 11/01/2017	195,000	224,711
Coca-Cola HBC Finance BV
5.500% 09/17/2015	225,000	239,967
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	180,000	252,973
Commonwealth Edison Co.
5.800% 03/15/2018	215,000	248,495
Connecticut Light & Power Co., Series 09-A
5.500% 02/01/2019	118,000	137,110
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	386,000	476,759
Corning, Inc.
6.625% 05/15/2019	170,000	206,841
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,107
8.125% 06/04/2019	187,000	231,471
CSX Corp.
7.375% 02/01/2019	107,000	132,589
CVS Caremark Corp.
4.125% 05/15/2021	185,000	196,960
Diageo Capital PLC
5.750% 10/23/2017	419,000	482,398
Dominion Resources, Inc.
2.250% 09/01/2015	765,000	784,279
Edison International
3.750% 09/15/2017	190,000	202,932
El Paso Natural Gas Co. LLC
5.950% 04/15/2017	183,000	207,264

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
Emerson Electric Co.
5.000% 04/15/2019	$137,000	$155,751
Energy Transfer Partners LP
9.700% 03/15/2019	190,000	247,932
Fluor Corp.
3.375% 09/15/2021	136,000	137,369
General Electric Capital Corp.
5.875% 01/14/2038	234,000	271,334
Georgia Power Co.
5.400% 06/01/2018	220,000	252,818
Health Care REIT, Inc.
6.200% 06/01/2016	183,000	204,219
International Business Machines Corp.
7.625% 10/15/2018	374,000	470,350
Johnson & Johnson
5.850% 07/15/2038	189,000	235,300
Joy Global, Inc.
6.000% 11/15/2016	433,000	480,471
JPMorgan Chase & Co.
3.700% 01/20/2015	424,000	436,120
Lockheed Martin Corp.
4.250% 11/15/2019	221,000	241,720
Lubrizol Corp.
8.875% 02/01/2019	159,000	208,915
McDonald’s Corp.
6.300% 03/01/2038	176,000	224,049
Merck & Co., Inc.
5.950% 12/01/2028	210,000	256,651
MetLife, Inc.
6.750% 06/01/2016	373,000	422,321
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	345,000	473,174
Nevada Power Co.
7.125% 03/15/2019	177,000	218,082
Nisource Finance Corp.
6.800% 01/15/2019	120,000	143,569
Noble Energy, Inc.
8.250% 03/01/2019	191,000	241,169
Ohio Power Co., Series M
5.375% 10/01/2021	198,000	229,732
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	186,000	227,598
ONEOK Partners LP
6.150% 10/01/2016	347,000	390,040
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	195,000	255,396
Plains All American Pipeline LP / Plains All American Finance Corp.
6.125% 01/15/2017	185,000	210,273
8.750% 05/01/2019	155,000	200,543
PSEG Power LLC
5.320% 09/15/2016	440,000	483,949
5.500% 12/01/2015	183,000	197,912
Puget Energy, Inc.
5.625% 07/15/2022	55,000	61,809
Republic Services, Inc.
5.500% 09/15/2019	124,000	141,292

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
Rio Tinto Finance USA Ltd.
9.000% 05/01/2019	$195,000	$256,375
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,045
Safeway, Inc.
5.625% 08/15/2014	37,000	37,834
Sempra Energy
6.500% 06/01/2016	432,000	486,223
TCI Communications, Inc.
8.750% 08/01/2015	691,000	772,844
Texas Gas Transmission LLC
4.600% 06/01/2015	187,000	195,878
TransCanada PipeLines Ltd.
7.250% 08/15/2038	184,000	244,945
Unilever Capital Corp.
4.800% 02/15/2019	123,000	139,289
United Parcel Service, Inc.
6.200% 01/15/2038	178,000	225,692
US Bank
3.778% 04/29/2020 (c)	230,000	238,384
4.800% 04/15/2015	75,000	78,672
Verizon Communications, Inc.
3.000% 04/01/2016	415,000	433,502
Viacom, Inc.
4.250% 09/15/2015	466,000	492,250
Wal-Mart Stores, Inc.
6.200% 04/15/2038	187,000	233,822
Waste Management, Inc.
7.375% 03/11/2019	104,000	128,431

TOTAL CORPORATE BONDS (Cost $18,212,555)		18,307,457

FOREIGN GOVERNMENT BONDS (0.61%)
Israel Government AID Bonds
5.500% 12/04/2023	186,000	221,408
Israel Government AID Bonds, Series 8-Z, Zero Coupon
02/15/2020	68,000	59,526
Province of Quebec Canada, Series NN
7.125% 02/09/2024	181,000	232,805

TOTAL FOREIGN GOVERNMENT BONDS (Cost $532,121)		513,739

GOVERNMENT & AGENCY OBLIGATIONS (0.26%)
Tennessee Valley Authority, Series B
4.700% 07/15/2033	67,000	71,128
U.S. Treasury Bonds
4.750% 05/15/2014	75,000	75,978
6.500% 11/15/2026	28,000	38,627
U.S. Treasury Notes
4.500% 11/15/2015	16,000	17,201
4.500% 02/15/2016	13,000	14,098

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $223,486)		217,032

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.83%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	4,066,294	$4,066,294

TOTAL SHORT TERM INVESTMENTS (Cost $4,066,294)			4,066,294

			Value (Note 2)
TOTAL INVESTMENTS (99.62%) (Cost $68,434,802)			$83,911,443

Other Assets In Excess Of Liabilities (0.38%)			322,766

NET ASSETS (100.00%)			$84,234,209

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Common Abbreviations:

ADR - American Depositary Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk. The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2014:

Disciplined Growth Investors Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$60,618,123	$–	$–	$60,618,123
Asset/Mortgage Backed Securities	–	188,798	–	188,798
Corporate Bonds	–	18,307,457	–	18,307,457
Foreign Government Bonds	–	513,739	–	513,739
Government & Agency Obligations	–	217,032	–	217,032
Short Term Investments	4,066,294	–	–	4,066,294
TOTAL	$64,684,417	$19,227,026	$–	$83,911,443

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2014, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation (excess of value over tax cost)	$17,023,596
Gross depreciation (excess of tax cost over value)	(1,547,137)
Net unrealized appreciation	$15,476,459

Cost of investments for income tax purposes	$68,434,984

Schedule of Investments

Emerald Growth Fund

January 31, 2014 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.16%
Consumer Discretionary: 15.25%
105,450	Black Diamond, Inc.(a)	$1,123,042
47,558	Carmike Cinemas, Inc.(a)	1,289,297
127,860	Chegg, Inc.(a)	852,826
141,990	Christopher & Banks Corp.(a)	1,013,809
40,189	Chuy’s Holdings, Inc.(a)	1,451,627
74,869	Diversified Restaurant Holdings, Inc.(a)	380,335
88,410	Fifth & Pacific Cos., Inc.(a)	2,537,367
30,209	Five Below, Inc.(a)	1,107,160
117,950	Gray Television, Inc.(a)	1,342,271
92,920	HomeAway, Inc.(a)	3,796,711
44,507	Jack in the Box, Inc.(a)	2,250,719
24,819	Lithia Motors, Inc., Class A	1,397,061
20,535	Lumber Liquidators Holdings, Inc.(a)	1,827,410
32,390	Malibu Boats, Inc., Class A(a)	574,922
32,509	Meritage Homes Corp.(a)	1,578,962
103,931	Multimedia Games Holding Co., Inc.(a)	3,300,849
39,160	New Home Co. LLC(a)	477,752
36,075	Penske Automotive Group, Inc.	1,547,978
35,372	Red Robin Gourmet Burgers, Inc.(a)	2,279,018
9,009	Restoration Hardware Holdings, Inc.(a)	511,171
62,549	Taylor Morrison Home Corp., Class A(a)	1,322,911
168,158	Tile Shop Holdings, Inc.(a)	2,376,073
47,382	Tilly’s, Inc., Class A(a)	550,105
		34,889,376

Energy: 4.21%
29,439	Diamondback Energy, Inc.(a)	1,530,239
25,135	Gulfport Energy Corp.(a)	1,531,978
455,733	Magnum Hunter Resources Corp.(a)	3,805,371
108,373	Rex Energy Corp.(a)	2,041,748
26,280	Sanchez Energy Corp.(a)	722,437
		9,631,773

Financial Services: 10.90%
62,145	Amtrust Financial Services, Inc.	2,006,041
74,562	Bank of the Ozarks, Inc.	4,727,231
3,519	Blackhawk Network Holdings, Inc.(a)	92,585
183,061	CoBiz Financial, Inc.	1,933,124
9,600	ConnectOne Bancorp, Inc.(a)	438,432
70,030	Customers Bancorp, Inc.(a)	1,420,209
45,286	Evercore Partners, Inc., Class A	2,528,770
18,472	Financial Engines, Inc.	1,125,314
29,240	First Internet Bancorp	624,566
83,594	First NBC Bank Holding Co.(a)	2,725,164
34,846	Health Insurance Innovations, Inc., Class A(a)	410,834
118,203	Howard Bancorp, Inc.(a)	1,167,255
61,844	Pacific Premier Bancorp, Inc.(a)	981,464
20,370	PacWest Bancorp	817,041

Shares		Value (Note 2)
Financial Services (continued)
35,001	SVB Financial Group(a)	$3,928,162
		24,926,192

Health Care: 24.29%
95,561	Acadia Healthcare Co., Inc.(a)	4,877,433
17,497	Aegerion Pharmaceuticals, Inc.(a)	1,049,470
19,991	Akorn, Inc.(a)	453,796
48,550	Alnylam Pharmaceuticals, Inc.(a)	4,061,693
81,242	BIND Therapeutics, Inc.(a)	1,027,711
171,419	Cambrex Corp.(a)	3,217,535
19,470	Cara Therapeutics, Inc.(a)	251,358
60,801	Cepheid, Inc.(a)	3,213,941
74,280	Cynosure, Inc., Class A(a)	1,992,932
111,490	Depomed, Inc.(a)	1,337,880
36,680	Epizyme, Inc.(a)	1,115,072
233,150	Geron Corp.(a)	1,170,413
15,137	Insys Therapeutics, Inc.(a)	890,510
5,361	Intercept Pharmaceuticals, Inc.(a)	1,613,018
55,910	Intrexon Corp.(a)	1,876,899
58,977	Isis Pharmaceuticals, Inc.(a)	3,011,366
40,032	LDR Holding Corp.(a)	1,057,645
59,365	LipoScience, Inc.(a)	253,488
46,226	MacroGenics, Inc.(a)	1,840,257
40,991	MWI Veterinary Supply, Inc.(a)	7,634,984
75,247	NanoString Technologies, Inc.(a)	1,367,990
93,473	NPS Pharmaceuticals, Inc.(a)	3,344,464
66,489	Omnicell, Inc.(a)	1,716,746
48,064	Portola Pharmaceuticals, Inc.(a)	1,281,867
53,926	Sarepta Therapeutics, Inc.(a)	1,314,716
36,340	Surgical Care Affiliates, Inc.(a)	1,166,150
15,356	Synageva BioPharma Corp.(a)	1,390,946
13,880	Tandem Diabetes Care, Inc.(a)	358,798
30,440	Thoratec Corp.(a)	1,063,574
5,560	Ultragenyx Pharmaceutical, Inc.(a)	234,910
30,000	Verastem, Inc.(a)	376,800
		55,564,362

Materials & Processing: 7.37%
25,180	Acuity Brands, Inc.	3,198,867
46,913	Apogee Enterprises, Inc.	1,585,659
80,137	PolyOne Corp.	2,849,672
78,088	Trex Co., Inc.(a)	5,491,929
43,750	US Silica Holdings, Inc.	1,295,875
79,595	USG Corp.(a)	2,435,607
		16,857,609

Producer Durables: 11.28%
16,000	Astronics Corp.(a)	969,200
5,765	Chart Industries, Inc.(a)	492,562
22,790	Control4 Corp.(a)	522,347
33,059	FARO Technologies, Inc.(a)	1,709,812
71,741	H&E Equipment Services, Inc.(a)	2,172,317
12,292	Middleby Corp.(a)	3,030,961
58,860	Primoris Services Corp.	1,869,982

Shares		Value (Note 2)
Producer Durables (continued)
24,020	Proto Labs, Inc.(a)	$1,906,227
106,817	Roadrunner Transportation Systems, Inc.(a)	2,803,946
116,343	Spirit Airlines, Inc.(a)	5,456,487
131,860	Wesco Aircraft Holdings, Inc.(a)	2,947,071
23,100	WESCO International, Inc.(a)	1,916,376
		25,797,288

Technology: 23.48%
96,750	Applied Optoelectronics, Inc.(a)	1,318,702
113,150	Aruba Networks, Inc.(a)	2,230,186
106,910	CalAmp Corp.(a)	3,151,707
57,886	Cavium, Inc.(a)	2,151,623
68,340	ChannelAdvisor Corp.(a)	2,963,906
37,140	Ciena Corp.(a)	866,476
41,538	Cornerstone OnDemand, Inc.(a)	2,369,743
84,481	EPAM Systems, Inc.(a)	3,455,273
68,445	Gigamon, Inc.(a)	2,084,835
106,500	Global Eagle Entertainment, Inc.(a)	1,705,065
26,290	Guidewire Software, Inc.(a)	1,241,151
53,370	Imperva, Inc.(a)	2,935,350
93,588	Infoblox, Inc.(a)	3,283,067
97,784	Inphi Corp.(a)	1,122,560
25,549	IPG Photonics Corp.(a)	1,708,462
120,489	Ixia, Inc.(a)	1,541,054
44,510	Methode Electronics, Inc.	1,498,207
55,195	Microsemi Corp.(a)	1,293,771
191,982	Neonode, Inc.(a)	1,092,377
73,837	PDF Solutions, Inc.(a)	1,749,937
119,720	Proofpoint, Inc.(a)	4,846,266
83,107	Qlik Technologies, Inc.(a)	2,245,551
103,321	Rally Software Development Corp.(a)	2,200,737
125,261	Saba Software, Inc.(a)	1,628,393
32,144	Transact Technologies, Inc.	381,871
16,200	Ultimate Software Group, Inc.(a)	2,644,326
		53,710,596

Utilities: 1.38%
247,847	8x8, Inc.(a)	2,513,169
91,290	ORBCOMM, Inc.(a)	629,901
		3,143,070

	Total Common Stocks (Cost $156,973,025)	224,520,266

WARRANTS: 0.00%
41,894	Magnum Hunter Resources Corp., Strike Price $8.50 (expiring 04/15/16)(a)(b)	0

	Total Warrants (Cost $0)	0

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 2.13%
4,872,578	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	$4,872,578

	Total Short Term Investments (Cost $4,872,578)	4,872,578

	Total Investments: 100.29% (Cost $161,845,603)	229,392,844

	Liabilities In Excess Of Other Assets: (0.29)%	(665,613)

	Net Assets: 100.00%	$228,727,231

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

January 31, 2014 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.02%
Consumer Discretionary: 0.97%
Leisure Equipment & Products: 0.97%
53,830	Diamond Resorts International, Inc.(a)	$942,025

Financial Services: 98.05%
Asset Management & Custodian: 3.50%
35,380	Apollo Global Management LLC, Class A	1,148,081
10,284	Artisan Partners Asset Management, Inc., Class A	652,211
18,220	KKR & Co. LP	439,284
50,000	Silvercrest Asset Management Group, Inc., Class A	790,000
26,770	WisdomTree Investments, Inc.(a)	377,993
		3,407,569

Banks: Diversified: 77.14%
200	Alerus Financial Corp.	9,900
25,532	American Business Bank(a)	781,279
54,320	Ameris Bancorp(a)	1,111,930
31,650	Atlas Financial Holdings, Inc.(a)	379,800
60,968	Bank of the Ozarks, Inc.	3,865,371
54,883	BankUnited, Inc.	1,706,861
56,800	BNC Bancorp	963,896
21,415	Bofl Holding, Inc.(a)	1,772,091
38,500	Bridge Bancorp, Inc.	947,100
18,290	Bryn Mawr Bank Corp.	509,742
101,489	California Republic Bancorp(a)	2,405,289
71,800	Cascade Bancorp(a)	346,076
54,424	Center Bancorp, Inc.	966,026
48,270	Centerstate Banks, Inc.	530,970
34,580	Central Valley Community Bancorp	389,025
7,571	Citizens Financial Services, Inc.	386,197
184,563	CoBiz Financial, Inc.	1,948,985
2,000	CommerceWest Bank(a)	28,180
45,280	ConnectOne Bancorp, Inc.(a)	2,067,938
922	Consumers Bancorp, Inc.	17,979
19,926	Cortland Bancorp	211,216
70,029	CU Bancorp(a)	1,208,000
116,075	Customers Bancorp, Inc.(a)	2,354,001
48,390	Eagle Bancorp, Inc.(a)	1,608,967
23,220	East West Bancorp, Inc.	776,941
20,800	Enterprise Financial Services Corp.	387,296
8,450	Evans Bancorp, Inc.	194,350
117,085	EverBank Financial Corp.	2,085,284
104,453	Farmers National Banc Corp.	748,928
36,640	First BanCorp(a)	179,170
65,100	First Bank(a)	395,157
25,125	First Business Financial Services, Inc.	1,036,406
21,150	First Financial Bankshares, Inc.	1,293,745
27,322	First Financial Holdings, Inc.	1,681,669

Shares		Value (Note 2)
Banks: Diversified (continued)
26,471	First Internet Bancorp	$565,421
78,450	First NBC Bank Holding Co.(a)	2,557,470
26,150	First of Long Island Corp.	1,034,756
126,310	Flagstar Bancorp, Inc.(a)	2,636,090
22,506	Guaranty Bancorp	291,678
106,537	Heritage Oaks Bancorp(a)	816,073
50,540	Home BancShares, Inc.	1,558,654
16,003	HopFed Bancorp, Inc.	182,754
59,296	Howard Bancorp, Inc.(a)	585,548
15,250	Independent Bank Corp.	551,440
50,000	Independent Bank Corporation(a)	662,500
53,000	Independent Bank Group, Inc.	2,692,400
34,233	Investors Bancorp, Inc.	868,491
3,000	John Marshall Bank(a)	51,150
27,563	Lakeland Financial Corp.	1,009,633
20,777	Meridian Interstate Bancorp, Inc.(a)	489,091
29,870	Meta Financial Group, Inc.	1,208,241
52,180	Northeast Bancorp	493,101
6,224	Oak Valley Bancorp	68,464
73,550	OFG Bancorp	1,072,359
73,738	Old Line Bancshares, Inc.	1,184,970
120,532	Pacific Premier Bancorp, Inc.(a)	1,912,843
51,140	PacWest Bancorp	2,051,225
27,122	Peoples Bancorp, Inc.	611,601
33,413	Peoples Financial Corp.(a)	465,443
24,300	Pinnacle Financial Partners, Inc.	793,152
40,440	PrivateBancorp, Inc.	1,156,180
12,080	Prosperity Bancshares, Inc.	755,725
36,260	QCR Holdings, Inc.	626,573
12,860	Renasant Corp.	370,239
84,050	Shore Bancshares, Inc.(a)	795,954
20,590	Signature Bank(a)	2,513,215
20,598	Southern National Bancorp of Virginia, Inc.	210,100
20,878	SVB Financial Group(a)	2,343,138
24,420	Texas Capital Bancshares, Inc.(a)	1,452,257
27,242	Tristate Capital Holdings, Inc.(a)	374,305
124,973	United Community Financial Corp.(a)	441,155
171,288	VantageSouth Bancshares, Inc.(a)	983,193
24,349	Washington Banking Co.	433,169
38,229	Western Alliance Bancorp(a)	857,094
		75,022,610

Banks: Savings, Thrift & Mortgage Lending: 5.84%
225,594	Atlantic Coast Financial Corp.(a)	915,912
41,600	Banc of California, Inc.	528,320
10,750	Bridge Capital Holdings(a)	237,037
11,200	Doral Financial Corp.(a)	139,888
36,162	Elmira Savings Bank	894,286
12,500	Flushing Financial Corp.	256,750
14,850	Heritage Financial Corp.	252,896
21,460	Heritage Financial Group, Inc.(a)	424,693
11,680	Home Bancorp, Inc.(a)	235,352

Shares		Value (Note 2)
Banks: Savings, Thrift & Mortgage Lending (continued)
18,520	Home Federal Bancorp, Inc.	$325,582
36,429	Mackinac Financial Corp.	391,247
69,740	Sterling Bancorp	878,724
8,830	Territorial Bancorp, Inc.	200,000
		5,680,687

Commercial Banks: 0.56%
6,000	1st Enterprise Bank(a)	125,700
90,134	First Capital Bancorp, Inc.(a)	413,715
		539,415

Commercial Finance & Mortgage Companies: 0.36%
19,160	Safeguard Scientifics, Inc.(a)	351,203

Consumer Lending: 1.52%
23,370	Santander Consumer USA Holdings, Inc.(a)	598,973
27,087	Tree.com, Inc.(a)	878,973
		1,477,946

Diversified Financial Services: 1.05%
13,960	Evercore Partners, Inc., Class A	779,526
4,550	LPL Financial Holdings, Inc.	243,562
		1,023,088

Financial Data & Services: 0.84%
15,022	Cass Information Systems, Inc.	812,990

Insurance: Property-Casualty: 4.62%
32,030	Amtrust Financial Services, Inc.	1,033,929
40,000	Federated National Holding Co.	529,200
10,000	Health Insurance Innovations, Inc., Class A(a)	117,900
48,780	Hilltop Holdings, Inc.(a)	1,160,476
50,000	Kingstone Cos., Inc.	357,500
98,165	United Insurance Holdings Corp.	1,291,851
		4,490,856

Real Estate Investment Trusts (REITs): 2.31%
44,538	CapitalSource, Inc.	611,507
27,780	DiamondRock Hospitality Co.	321,692
44,350	Hersha Hospitality Trust, Priority A Shares	240,821
53,010	Physicians Realty Trust	656,794
5,060	Saul Centers, Inc.	235,796
5,290	Tanger Factory Outlet Centers, Inc.	176,580
		2,243,190

Real Estate Management & Development: 0.31%
18,140	Marcus & Millichap, Inc.(a)	302,394

	Total Common Stocks (Cost $68,194,625)	96,293,973

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 1.12%
1,095,063	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	$1,095,063

	Total Short Term Investments (Cost $1,095,063)	1,095,063

	Total Investments: 100.14% (Cost $69,289,688)	97,389,036

	Liabilities In Excess Of Other Assets: (0.14)%	(138,676)

	Net Assets: 100.00%	$97,250,360

(a) Non-income producing security.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the Emerald Banking and Finance Fund and Emerald Growth Fund (each a “Fund” and collectively, the “Funds”).

The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective and invests primarily in equity securities of companies principally engaged in the banking or financial services industries.

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2014:

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2014 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$96,293,973	$–	$–	$96,293,973
Short Term Investments	1,095,063	–	–	1,095,063
TOTAL	$97,389,036	$–	$–	$97,389,036

(a) For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$224,520,266	$–	$–	$224,520,266
Warrants	–	0	–	0
Short Term Investments	4,872,578	–	–	4,872,578
TOTAL	$229,392,844	$0	$–	$229,392,844

(a) For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Emerald Banking and Finance Fund had a security with a market value of $781,279 transfer from Level 2 to Level 1 due to the Funds’ use of closing market prices. For the nine months ended January 31, 2014, the Emerald Growth Fund did not have any transfers between Level 1 and Level 2 securities.

For the nine months ended January 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Emerald Banking and Finance Fund	$28,869,325	$(792,417)	$28,076,908	$69,312,128
Emerald Growth Fund	72,513,767	(5,283,785)	67,229,982	162,162,862

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (94.31%)
Brazil (5.45%)
Abril Educacao SA	25,600	$305,301
Banco Daycoval SA	295,000	965,710
CETIP SA - Mercados Organizados	218,700	2,093,429
Cia de Locacao das Americas	213,300	431,329
Even Construtora e Incorporadora SA	106,600	316,277
Odontoprev SA	179,800	670,548
Raia Drogasil SA	58,900	354,633
Tegma Gestao Logistica	126,300	970,834
Totvs SA	33,800	444,131
Valid Solucoes SA	80,800	1,007,803

		7,559,995

Britain (1.50%)
Bank of Georgia Holdings PLC	59,000	2,085,285

Canada (2.88%)
Caracal Energy, Inc.(a)	188,500	1,352,604
Gran Tierra Energy, Inc.(a)	183,300	1,383,915
Parex Resources, Inc.(a)	192,200	1,261,488

		3,998,007

China (7.97%)
AAC Technologies Holdings, Inc.	75,500	328,961
Airtac International Group	36,000	327,123
Bolina Holding Co., Ltd.	2,311,000	1,041,702
China Medical System Holdings, Ltd.	1,621,000	1,867,818
Cowealth Medical Holding Co., Ltd.	211,000	595,692
Dongpeng Holdings Co., Ltd.(a)	2,501,200	873,059
Labixiaoxin Snacks Group, Ltd.	3,115,000	2,034,191
Mindray Medical International, Ltd., ADR	23,100	809,424
Montage Technology Group, Ltd.(a)	61,700	1,356,166
O2Micro International, Ltd., ADR(a)	150,600	481,920
Tao Heung Holdings, Ltd.	444,000	319,505
WuXi PharmaTech Cayman, Inc., ADR(a)	29,450	1,027,805

		11,063,366

Greece (0.50%)
Sarantis SA	76,900	689,709

Hong Kong (10.14%)
ASR Holdings, Ltd.	6,296,500	1,061,512
China Shineway Pharmaceutical Group, Ltd.	473,000	700,621
Far East Horizon, Ltd.	1,943,000	1,406,516
Freetech Road Recycling Technology Holdings, Ltd.(a)	1,737,000	675,077
Le Saunda Holdings, Ltd.	1,413,000	685,371
Man Wah Holdings, Ltd.	1,707,100	3,138,025
Playmates Toys, Ltd.(a)	2,227,000	1,063,187
SPT Energy Group, Inc.	3,175,000	2,186,698
Tsui Wah Holdings, Ltd.	765,000	465,325

	Shares	Value (Note 2)

Hong Kong (continued)
Value Partners Group, Ltd.	3,062,700	$2,005,188
Vitasoy International Holdings, Ltd.	488,000	681,053

		14,068,573

India (11.85%)
Accelya Kale Solutions, Ltd.	40,912	474,744
Agro Tech Foods, Ltd.	42,500	333,529
AIA Engineering, Ltd.	61,600	502,887
Ajanta Pharma, Ltd.	24,504	369,193
Allahabad Bank	529,900	671,942
Amara Raja Batteries, Ltd.	125,100	664,684
Bajaj Corp., Ltd.	141,700	482,397
Bajaj Finance, Ltd.	28,100	686,702
Cera Sanitaryware, Ltd.	21,058	252,273
Crisil, Ltd.	38,205	674,037
eClerx Services, Ltd.	35,700	694,570
Engineers India, Ltd.	193,100	449,812
Glenmark Pharmaceuticals, Ltd.	87,800	783,690
Infotech Enterprises, Ltd.	109,472	622,796
Jammu & Kashmir Bank, Ltd.	32,433	717,559
KPIT Cummins Infosystems, Ltd.	277,600	713,329
Mahindra & Mahindra Financial Services, Ltd.	265,000	1,026,714
NIIT Technologies, Ltd.	108,400	696,109
Persistent Systems, Ltd.	41,500	639,307
PI Industries, Ltd.	136,400	515,732
Repco Home Finance, Ltd.	134,600	686,158
Suprajit Engineering, Ltd.	653,802	572,879
Supreme Industries, Ltd.	138,700	950,345
Unichem Laboratories, Ltd.	144,600	476,000
Vaibhav Global, Ltd.(a)	60,500	737,578
Vakrangee Software, Ltd.	474,900	671,932
Vinati Organics, Ltd.	94,873	337,594
V-Mart Retail, Ltd.	10,500	42,667

		16,447,159

Indonesia (2.99%)
Arwana Citramulia Tbk PT	3,375,000	207,915
Astra Graphia Tbk PT	3,144,200	441,861
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,009,300	375,489
Express Transindo Utama Tbk PT(a)	10,031,000	1,449,965
Lippo Cikarang Tbk PT(a)	685,500	316,289
Tempo Scan Pacific Tbk PT	4,241,500	1,012,574
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	911,000	350,044

		4,154,137

Kazakhstan (0.35%)
Nostrum Oil & Gas LP, GDR(b)	44,147	485,176

Malaysia (5.61%)
AEON Credit Service M Bhd	351,100	1,368,991
Berjaya Food Bhd	1,588,800	696,062
CB Industrial Product Holding Bhd	477,500	475,936
Freight Management Holdings Bhd	150,000	72,151
JobStreet Corp. Bhd	460,200	344,275

	Shares	Value (Note 2)

Malaysia (continued)
Kossan Rubber Industries	1,144,000	$1,447,874
My EG Services Bhd	833,700	665,503
Padini Holdings Bhd	2,785,600	1,335,773
Power Root Bhd	1,058,700	685,445
Uzma Bhd	393,900	694,436

		7,786,446

Mexico (1.51%)
Credito Real SA	429,500	686,930
Genomma Lab Internacional SAB de CV, Class B(a)	183,700	453,275
Medica Sur SAB de CV	296,498	953,520

		2,093,725

Oman (0.48%)
Al Anwar Ceramic Tile Co.	425,926	672,631

Philippines (3.32%)
Pepsi-Cola Products Philippines, Inc.	17,482,300	1,684,434
Puregold Price Club, Inc.	547,200	466,173
RFM Corp.	5,547,100	654,110
Robinsons Land Corp.	1,067,800	468,326
Security Bank Corp.	530,100	1,336,624

		4,609,667

Poland (1.23%)
KRUK SA(a)	24,398	637,816
Magellan SA(a)	27,300	714,546
Wawel SA	890	361,407

		1,713,769

Russia (0.33%)
MD Medical Group Investments PLC, GDR(b)	29,600	333,000
QIWI PLC, ADR	3,600	129,924

		462,924

Singapore (0.96%)
Petra Foods, Ltd.	251,000	637,770
Technovator International, Ltd.(a)	1,760,000	689,649

		1,327,419

South Africa (4.57%)
Blue Label Telecoms, Ltd.	1,246,800	987,431
Clicks Group, Ltd.	203,000	1,037,334
Comair, Ltd.	1,665,600	509,656
Ellies Holdings, Ltd.(a)	1,104,393	494,972
EOH Holdings, Ltd.	137,200	971,754
Italtile, Ltd.	215,536	147,421
OneLogix Group, Ltd.	1,406,222	373,339
Pinnacle Technology Holdings, Ltd.	230,900	444,698
Super Group, Ltd.(a)	565,204	1,381,027

		6,347,632

South Korea (12.27%)
Daum Communications Corp.(a)	9,300	693,151

	Shares	Value (Note 2)

South Korea (continued)
Duksan Hi-Metal Co., Ltd.(a)	30,000	$497,531
ENF Technology Co., Ltd.(a)	55,700	474,142
Global Display Co., Ltd.(a)	41,300	661,023
Handsome Co., Ltd.(a)	18,200	488,016
Hanssem Co., Ltd.(a)	10,400	507,848
Hy-Lok Corp.(a)	87,820	2,194,388
iMarketKorea, Inc.	51,800	1,405,610
ISC Co., Ltd.	24,332	352,518
Koh Young Technology, Inc.(a)	38,100	1,034,320
Kolao Holdings(a)	47,442	991,654
KONA@I Co., Ltd.(a)	78,700	2,748,450
KT Skylife Co., Ltd.(a)	26,300	684,419
LEENO Industrial, Inc.	39,820	1,003,949
LG Fashion Corp.(a)	17,600	480,597
Suprema, Inc.(a)	30,439	727,286
Vieworks Co., Ltd. (a)	44,500	1,033,786
Wins Technet Co., Ltd. (a)	74,512	1,053,520

		17,032,208

Taiwan (14.67%)
ASPEED Technology, Inc.	176,000	1,147,545
Cleanaway Co., Ltd.	275,000	1,684,735
Cub Elecparts, Inc.	359,000	1,745,363
DYNACOLOR, Inc.	234,000	548,368
Elan Microelectronics Corp.	361,000	625,470
Ledlink Optics, Inc.	130,000	397,323
Materials Analysis Technology, Inc.	129,000	294,029
Novatek Microelectronics Corp.	277,000	1,115,380
On-Bright Electronics, Inc.	105,000	968,525
Polyronics Tech Corp.	391,000	871,851
Richtek Technology Corp.	57,000	296,103
Silergy Corp.(a)	185,000	1,312,816
Sinmag Equipment Corp.	295,000	1,531,275
Solidwizard Technology Co., Ltd.	108,000	601,551
Sporton International, Inc.	547,000	2,178,535
St. Shine Optical Co., Ltd.	22,000	569,385
Test Research, Inc.	395,000	587,334
TSC Auto ID Technology Co., Ltd.	143,000	1,105,027
UDE Corp.	429,000	1,276,888
Voltronic Power Technology Corp.	278,000	1,483,502

		20,341,005

Thailand (2.56%)
Beauty Community PCL	1,112,300	653,699
Jubilee Enterprise PCL	682,600	467,336
LPN Development PCL	2,932,200	1,296,884
Nok Airlines PCL	1,260,000	671,796
Premier Marketing PCL	1,935,100	457,249

		3,546,964

Turkey (1.67%)
Albaraka Turk Katilim Bankasi AS(a)	471,120	298,019
EGE Seramik Sanayi ve Ticaret AS	303,000	328,386
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	364,300	346,477

	Shares	Value (Note 2)

Turkey (continued)
Is Girisim Sermayesi Yatirim Ortakligi AS	146,802	$161,699
Koza Altin Isletmeleri AS	22,700	193,300
Pegasus Hava Tasimaciligi AS(a)	33,400	384,146
TAV Havalimanlari Holding AS	40,000	299,920
Uyum Gida Ihtiyac Maddeleri Sanayi ve Ticaret AS(a)	449,058	299,955

		2,311,902

United Arab Emirates (0.04%)
Aramex PJSC	70,500	58,158

United States (1.08%)
First Cash Financial Services, Inc.(a)	11,500	565,110
MiX Telematics, Ltd., ADR(a)	78,900	939,699

		1,504,809

Vietnam (0.38%)
Viet Nam Dairy Products JSC	79,680	533,470

TOTAL COMMON STOCKS (Cost $132,918,625)		130,894,136

PREFERRED STOCKS (0.49%)
Brazil (0.49%)
Banco ABC Brasil SA	137,361	679,050

TOTAL PREFERRED STOCKS (Cost $706,044)		679,050

EXCHANGE TRADED FUNDS (1.22%)
iShares® MSCI Emerging Markets ETF	4,600	175,674
Vanguard FTSE® Emerging Markets ETF	40,100	1,510,567

TOTAL EXCHANGE TRADED FUNDS (Cost $1,795,623)		1,686,241

TOTAL INVESTMENTS (96.02%) (Cost $135,420,292)		$133,259,427

Assets In Excess Of Other Liabilities (3.98%)		5,525,121

NET ASSETS (100.00%)		$138,784,548

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2014, the aggregate market value of those securities was $818,176, representing 0.59% of net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Aktieselskab is the Danish term for a stock-based corporation.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

LP - Limited Partnerships.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (93.41%)
Australia (3.61%)
ALS, Ltd.	134,906	$938,602
Countplus, Ltd.	315,836	497,527
CTI Logistics, Ltd.	1,392,015	2,996,829
Magellan Financial Group, Ltd.	1,664,183	16,428,320
Super Retail Group, Ltd.	224,522	2,104,415
Webjet, Ltd.	309,300	738,968

		23,704,661

Austria (0.51%)
Palfinger AG	79,000	3,318,970

Belgium (1.82%)
Melexis NV	344,434	11,934,061

Brazil (2.75%)
All America Latina Logistica SA	358,300	981,400
Banco Daycoval SA	1,348,400	4,414,114
CETIP SA - Mercados Organizados	716,288	6,856,419
Tegma Gestao Logistica	447,500	3,439,811
Valid Solucoes SA	188,000	2,344,888

		18,036,632

Britain (8.14%)
Abcam PLC	121,865	1,041,735
Bank of Georgia Holdings PLC	121,200	4,283,671
Blinkx PLC(a)	2,256,294	4,729,126
Bovis Homes Group PLC	248,355	3,360,066
Brammer PLC	399,279	3,004,553
Clinigen Group PLC	1,350,003	13,049,297
Halma PLC	87,270	858,626
Hunting PLC	222,000	2,749,865
N Brown Group PLC	142,580	1,266,862
Premier Oil PLC	746,255	3,331,901
Robert Walters PLC	204,483	1,155,917
RPS Group PLC	2,177,684	12,221,751
Ted Baker PLC	38,479	1,354,302
Ultra Electronics Holdings PLC	29,735	957,096

		53,364,768

Canada (4.05%)
Caracal Energy, Inc.(a)	666,235	4,780,648
Gran Tierra Energy, Inc.(a)	884,775	6,680,051
Halogen Software, Inc.(a)	115,600	1,442,730
Home Capital Group, Inc.	82,464	5,714,542
Parex Resources, Inc.(a)	408,300	2,679,841
Richelieu Hardware, Ltd.	73,055	2,924,168
Stantec, Inc.	38,464	2,340,821

		26,562,801

	Shares	Value (Note 2)

China (4.69%)
Airtac International Group	132,950	$1,208,085
China Medical System Holdings, Ltd.	5,759,927	6,636,948
Dongpeng Holdings Co., Ltd.(a)	2,831,500	988,352
Labixiaoxin Snacks Group, Ltd.	9,001,000	5,877,929
Montage Technology Group, Ltd.(a)	212,415	4,668,882
NQ Mobile, Inc., ADR(a)	44,000	748,880
O2Micro International, Ltd., ADR(a)	533,250	1,706,400
Pacific Online, Ltd.	3,598,853	2,418,403
Sihuan Pharmaceutical Holdings Group, Ltd.	2,318,000	2,484,966
Tao Heung Holdings, Ltd.	1,971,300	1,418,561
WuXi PharmaTech Cayman, Inc., ADR(a)	75,500	2,634,950

		30,792,356

France (1.26%)
Audika Groupe(a)	75,200	1,039,585
MGI Digital Graphic Technology(a)	19,650	966,267
Neurones	45,508	816,315
Prodware(a)	199,300	2,841,191
Sartorius Stedim Biotech	7,313	1,305,382
Thermador Groupe	13,992	1,320,979

		8,289,719

Germany (2.50%)
Bertrandt AG	35,455	5,276,768
CompuGroup Medical AG	100,965	2,689,404
Nexus AG	160,092	2,364,296
Softing AG	75,599	1,516,160
Wirecard AG	104,085	4,558,150

		16,404,778

Hong Kong (3.17%)
ASR Holdings, Ltd.	6,464,200	1,089,784
Far East Horizon, Ltd.	4,192,000	3,034,542
Le Saunda Holdings, Ltd.	4,653,200	2,257,018
Man Wah Holdings, Ltd.	3,795,000	6,976,046
SPT Energy Group, Inc.	5,300,000	3,650,235
Value Partners Group, Ltd.	3,335,000	2,183,467
Vitasoy International Holdings, Ltd.	1,135,483	1,584,681

		20,775,773

India (4.41%)
Ajanta Pharma, Ltd.	90,137	1,358,061
Allahabad Bank	972,000	1,232,550
Bajaj Corp., Ltd.	470,496	1,601,736
Bajaj Finance, Ltd.	67,475	1,648,940
City Union Bank, Ltd.	801,867	625,829
Crisil, Ltd.	95,500	1,684,873
eClerx Services, Ltd.	131,800	2,564,268
Glenmark Pharmaceuticals, Ltd.	414,000	3,695,308
Infotech Enterprises, Ltd.	359,116	2,043,043
Jammu & Kashmir Bank, Ltd.	73,700	1,630,563
KPIT Cummins Infosystems, Ltd.	860,350	2,210,779
Mahindra & Mahindra Financial Services, Ltd.	630,000	2,440,867
Persistent Systems, Ltd.	140,000	2,156,699

	Shares	Value (Note 2)

India (continued)
Supreme Industries, Ltd.	243,100	$1,665,674
Vakrangee Software, Ltd.	1,677,900	2,374,046

		28,933,236

Indonesia (1.18%)
Arwana Citramulia Tbk PT	3,130,600	192,859
Astra Graphia Tbk PT	8,281,400	1,163,802
Express Transindo Utama Tbk PT(a)	17,548,500	2,536,609
Lippo Cikarang Tbk PT(a)	2,619,000	1,208,402
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	6,843,500	2,629,556

		7,731,228

Ireland (1.38%)
Beazley PLC	716,000	3,007,315
Kentz Corp., Ltd.	560,100	6,058,520

		9,065,835

Israel (0.35%)
SodaStream International, Ltd.(a)	62,000	2,266,720

Japan (3.68%)
AIT Corp.	199,200	1,542,206
Arcland Service Co., Ltd.	11,400	295,684
Benefit One, Inc.	184,000	1,678,457
CMIC Co., Ltd.	72,020	943,866
Create SD Holdings Co., Ltd.	47,500	1,606,269
CyberAgent, Inc.	46,300	2,265,831
Future Architect, Inc.	256,100	1,576,656
GCA Savvian Corp.	245,800	2,165,215
Hiday Hidaka Corp.	90,500	2,196,731
Monogatari Corp.	58,500	1,792,160
Seria Co., Ltd.	40,000	1,659,978
Shaklee Global Group, Inc.(a)	3,000	63,350
Trancom Co., Ltd.	148,270	5,456,545
Watts Co., Ltd.	104,500	905,183

		24,148,131

Luxembourg (0.39%)
L’Occitane International SA	1,285,953	2,571,826

Malaysia (1.95%)
AEON Credit Service M Bhd	721,280	2,812,378
Berjaya Food Bhd	1,893,000	829,334
JobStreet Corp. Bhd	755,200	564,963
Kossan Rubber Industries	1,342,800	1,699,480
My EG Services Bhd	4,371,500	3,489,558
Padini Holdings Bhd	5,137,650	2,463,646
Uzma Bhd	537,500	947,600

		12,806,959

Mexico (0.29%)
Genomma Lab Internacional SAB de CV, Class B(a)	774,200	1,910,319

	Shares	Value (Note 2)

Norway (0.54%)
Opera Software ASA	261,200	$3,549,269

Philippines (0.84%)
Pepsi-Cola Products Philippines, Inc.	22,499,900	2,167,884
Security Bank Corp.	1,328,040	3,348,595

		5,516,479

Russia (0.41%)
MD Medical Group Investments PLC, GDR(b)	40,900	460,125
QIWI PLC, ADR	62,200	2,244,798

		2,704,923

Singapore (1.58%)
ARA Asset Management, Ltd.	1,582,888	2,116,183
Breadtalk Group, Ltd.	1,488,625	1,069,479
CSE Global, Ltd.	2,644,250	1,307,706
Goodpack, Ltd.	1,221,800	1,799,087
Parkson Retail Asia, Ltd.	1,155,000	837,070
Petra Foods, Ltd.	775,000	1,969,209
Riverstone Holdings, Ltd.	2,133,600	1,238,746

		10,337,480

South Africa (0.75%)
Clicks Group, Ltd.	128,785	658,094
EOH Holdings, Ltd.	153,300	1,085,786
Super Group, Ltd.(a)	1,309,307	3,199,180

		4,943,060

South Korea (4.03%)
Daum Communications Corp.(a)	31,000	2,310,503
Duksan Hi-Metal Co., Ltd.(a)	100,600	1,668,387
Global Display Co., Ltd.(a)	137,400	2,199,141
Handsome Co., Ltd.(a)	56,700	1,520,359
Hy-Lok Corp.(a)	249,250	6,228,094
Koh Young Technology, Inc.(a)	82,364	2,235,977
Kolao Holdings(a)	72,410	1,513,546
KONA@I Co., Ltd.(a)	97,900	3,418,974
KT Skylife Co., Ltd.(a)	51,000	1,327,201
LEENO Industrial, Inc.	114,000	2,874,189
LG Fashion Corp.(a)	40,350	1,101,822

		26,398,193

Sweden (2.52%)
AddTech AB, Class B	202,427	3,128,451
Beijer Alma AB	112,000	2,872,058
Cloetta AB, Class B(a)	629,200	2,112,892
Indutrade AB	43,600	1,890,039
Moberg Pharma AB(a)	180,000	879,201
Nibe Industrier AB, Class B	100,000	2,193,424
Opus Group AB	1,797,278	3,470,337

		16,546,402

	Shares	Value (Note 2)

Switzerland (0.42%)
VZ Holding AG	16,821	$2,766,240

Taiwan (4.26%)
ASPEED Technology, Inc.	224,900	1,466,380
Cub Elecparts, Inc.	373,300	1,814,886
Novatek Microelectronics Corp.	565,000	2,275,054
On-Bright Electronics, Inc.	320,000	2,951,696
Pacific Hospital Supply Co.	391,150	1,134,816
Polyronics Tech Corp.	1,167,200	2,602,620
Silergy Corp.(a)	332,000	2,355,970
Sporton International, Inc.	1,337,596	5,327,240
Test Research, Inc.	944,708	1,404,707
TSC Auto ID Technology Co., Ltd.	135,000	1,043,207
UDE Corp.	1,397,000	4,158,066
Voltronic Power Technology Corp.	262,000	1,398,120

		27,932,762

Thailand (0.59%)
LPN Development PCL	4,770,000	2,109,724
Premier Marketing PCL	7,328,000	1,731,548

		3,841,272

Turkey (0.65%)
Albaraka Turk Katilim Bankasi AS(a)	2,623,683	1,659,677
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,053,000	1,001,482
TAV Havalimanlari Holding AS	215,500	1,615,821

		4,276,980

United Arab Emirates (0.10%)
Aramex PJSC	755,100	622,911

United States (30.59%)
Abaxis, Inc.(a)	106,330	4,058,616
ABIOMED, Inc.(a)	199,300	5,478,757
Allegiant Travel Co.	4,500	409,815
Altisource Asset Management Corp.(a)	3,625	3,654,000
Altisource Residential Corp.	80,200	2,406,000
Ambarella, Inc.(a)	113,400	3,632,202
Amsurg Corp.(a)	33,230	1,387,352
Aratana Therapeutics, Inc.(a)	92,800	1,996,128
Ares Capital Corp.	152,747	2,705,149
Carbonite, Inc.(a)	78,525	793,888
Cardica, Inc.(a)	782,400	938,880
Cardtronics, Inc.(a)	67,450	2,598,174
Cempra, Inc.(a)	244,200	2,903,538
Computer Task Group, Inc.	119,000	1,923,040
Covance, Inc.(a)	30,332	2,868,194
CRA International, Inc.(a)	107,273	2,023,169
Diamond Hill Investment Group, Inc.	29,900	3,424,746
Ellie Mae, Inc.(a)	90,000	2,349,000
EPAM Systems, Inc.(a)	134,300	5,492,870
First Cash Financial Services, Inc.(a)	50,800	2,496,312
First Republic Bank	368,300	17,873,599
Geospace Technologies Corp.(a)	28,100	2,234,512

	Shares	Value (Note 2)

United States (continued)
Grand Canyon Education, Inc.(a)	45,300	$1,985,046
ICU Medical, Inc.(a)	16,200	1,045,062
Integrated Silicon Solution, Inc.(a)	247,100	2,908,367
Jones Energy, Inc., Class A(a)	252,761	3,963,292
Knight Transportation, Inc.	198,595	4,240,003
LGI Homes, Inc.(a)	287,100	5,001,282
Littelfuse, Inc.	48,500	4,340,750
Manitex International, Inc.(a)	221,355	3,103,397
Manning & Napier, Inc.	135,350	2,267,112
MarketAxess Holdings, Inc.	71,900	4,511,006
Maxim Integrated Products, Inc.	146,475	4,432,333
MaxLinear, Inc., Class A(a)	348,700	3,577,662
Meridian Bioscience, Inc.	77,300	1,760,894
Micrel, Inc.	247,919	2,474,232
Microchip Technology, Inc.	102,245	4,586,711
MiX Telematics, Ltd., ADR(a)	117,000	1,393,470
Navigant Consulting, Inc.(a)	98,910	1,737,849
NorthStar Realty Finance Corp., REIT	215,100	3,138,309
Nu Skin Enterprises, Inc., Class A	6,600	561,990
Pegasystems, Inc.	72,250	3,283,040
Pericom Semiconductor Corp.(a)	350,560	2,902,637
Portfolio Recovery Associates, Inc.(a)	42,365	2,127,570
Power Integrations, Inc.	67,175	3,978,775
RealPage, Inc.(a)	151,900	3,414,712
Redwood Trust, Inc., REIT	133,800	2,502,060
Resources Connection, Inc.	150,775	2,032,447
Roadrunner Transportation Systems, Inc.(a)	517,600	13,587,000
SEI Investments Co.	70,200	2,391,012
Signature Bank(a)	21,400	2,612,084
Silicon Laboratories, Inc.(a)	49,640	2,344,994
Sonus Networks, Inc.(a)	749,000	2,247,000
Staar Surgical Co.(a)	290,600	4,771,652
Syntel, Inc.(a)	50,400	4,246,200
Tilly’s, Inc., Class A(a)	233,346	2,709,147
Universal Truckload Services, Inc.	372,457	10,804,978
Vocera Communications, Inc.(a)	94,500	1,650,915
Whitestone, REIT	172,450	2,353,943

		200,636,874

TOTAL COMMON STOCKS (Cost $500,483,462)		612,691,618

PREFERRED STOCKS (0.25%)
Brazil (0.25%)
Banco ABC Brasil SA	335,314	1,657,638

TOTAL PREFERRED STOCKS (Cost $1,932,040)		1,657,638

TOTAL INVESTMENTS (93.66%) (Cost $502,415,502)	$614,349,256

Assets In Excess Of Other Liabilities (6.34%)	41,601,979

NET ASSETS (100.00%)	$655,951,235

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2014, the aggregate market value of those securities was $460,125, representing 0.07% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL - Public Company Limited.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.89%)
Australia (3.11%)
ALS, Ltd.	4,988	$34,704
Countplus, Ltd.	66,900	105,386
CTI Logistics, Ltd.	103,602	223,042
Lycopodium, Ltd.	7,000	27,138
Magellan Financial Group, Ltd.	149,076	1,471,634
Medical Developments International, Ltd.	14,728	14,823
Navitas, Ltd.	7,350	43,483
Super Retail Group, Ltd.	3,525	33,039
Webjet, Ltd.	54,300	129,731

		2,082,980

Austria (0.02%)
Palfinger AG	250	10,503

Belgium (0.55%)
Melexis NV	10,600	367,272

Brazil (2.51%)
All America Latina Logistica SA	18,700	51,220
Arezzo Industria e Comercio SA	3,100	33,399
Banco Daycoval SA	125,900	412,146
CETIP SA - Mercados Organizados	47,000	449,891
Cia de Locacao das Americas	76,200	154,089
Even Construtora e Incorporadora SA	9,500	28,186
Odontoprev SA	28,800	107,407
Raia Drogasil SA	4,400	26,492
Tegma Gestao Logistica	32,300	248,282
Totvs SA	4,400	57,816
Valid Solucoes SA	9,000	112,255

		1,681,183

Britain (6.18%)
Advanced Medical Solutions Group PLC	87,788	176,064
Afren PLC(a)	40,000	97,713
Bank of Georgia Holdings PLC	10,300	364,041
Blinkx PLC(a)	79,600	166,839
Bovis Homes Group PLC	11,042	149,390
Brammer PLC	8,800	66,220
Brooks Macdonald Group PLC	1,314	31,656
City of London Investment Group PLC	15,900	65,933
Clinigen Group PLC	77,785	751,880
Dotdigital Group PLC	290,300	136,581
EMIS Group PLC	6,900	68,228
Globo PLC(a)	70,000	66,167
Halma PLC	3,022	29,733
Hunting PLC	19,800	245,258
IDOX PLC	214,900	125,412
IG Group Holdings PLC	22,126	227,876
Premier Oil PLC	29,900	133,498
RPS Group PLC	95,000	533,166

	Shares	Value (Note 2)
Britain (continued)
Sthree PLC	17,200	$108,435
Ted Baker PLC	4,210	148,175
Topps Tiles PLC	105,000	262,366
Tracsis PLC	15,000	52,399
WANdisco PLC(a)	6,300	124,279

		4,131,309

Canada (3.13%)
Caracal Energy, Inc.(a)	59,175	424,617
Cipher Pharmaceuticals, Inc.(a)	24,900	174,160
Contrans Group, Inc., Class A	10,700	128,832
Gran Tierra Energy, Inc.(a)	43,400	327,670
Halogen Software, Inc.(a)	7,100	88,611
Home Capital Group, Inc.	4,783	331,450
Parex Resources, Inc.(a)	36,300	238,252
Richelieu Hardware, Ltd.	2,400	96,065
Stantec, Inc.	1,050	63,900
Symbility Solutions, Inc.(a)	89,000	24,772
TransForce, Inc.	9,200	197,093

		2,095,422

China (7.08%)
Bolina Holding Co., Ltd.	613,500	276,540
CapitaRetail China Trust, REIT	91,840	95,233
China Medical System Holdings, Ltd.	748,000	861,892
Cowealth Medical Holding Co., Ltd.	45,000	127,043
Dongpeng Holdings Co., Ltd.(a)	1,308,000	456,565
Labixiaoxin Snacks Group, Ltd.	1,387,000	905,754
Mindray Medical International, Ltd., ADR	6,700	234,768
Montage Technology Group, Ltd.(a)	44,380	975,472
NQ Mobile, Inc., ADR(a)	7,351	125,114
O2Micro International, Ltd., ADR(a)	21,150	67,680
Pacific Online, Ltd.	240,000	161,278
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H(a)	78,000	64,175
Sihuan Pharmaceutical Holdings Group, Ltd.	132,000	141,508
Sungy Mobile, Ltd., ADR(a)	600	12,024
Tao Heung Holdings, Ltd.	98,000	70,522
WuXi PharmaTech Cayman, Inc., ADR(a)	4,685	163,507

		4,739,075

Colombia (0.26%)
BBVA Colombia SA	1,400,000	175,701

Finland (0.21%)
BasWare OYJ	1,400	55,135
Revenio Group OYJ	5,550	85,932

		141,067

France (2.57%)
1000mercis	1,650	110,378
Akka Technologies SA	7,477	235,972
Audika Groupe(a)	4,900	67,739
Ausy(a)	2,800	101,962

	Shares	Value (Note 2)
France (continued)
Esker SA	7,100	$138,371
GameLoft SE(a)	12,600	115,048
Groupe Gorge	3,400	94,097
ID Logistics Group(a)	900	77,236
MGI Digital Graphic Technology(a)	1,500	73,761
NetGem SA	11,800	46,630
Norbert Dentressangle SA	1,000	138,634
Prodware(a)	17,900	255,180
Sartorius Stedim Biotech	760	135,661
Thermador Groupe	300	28,323
Ymagis SA(a)	9,100	97,941

		1,716,933

Germany (2.02%)
2G Energy AG	3,550	133,463
Adler Modemaerkte AG	9,900	128,982
Aurelius AG	5,400	203,561
Bijou Brigitte AG	900	89,739
CompuGroup Medical AG	3,800	101,221
Joyou AG(a)	6,500	115,281
LPKF Laser & Electronics AG	5,800	152,852
Nexus AG	14,314	211,394
Softing AG	3,800	76,210
Tomorrow Focus AG	17,100	94,558
Wirecard AG	1,000	43,792

		1,351,053

Greece (0.13%)
Hellenic Exchanges - Athens Stock Exchange SA Holding	8,700	85,539

Hong Kong (4.00%)
ASR Holdings, Ltd.	2,402,000	404,947
China Shineway Pharmaceutical Group, Ltd.	87,000	128,867
Far East Horizon, Ltd.	381,000	275,802
Le Saunda Holdings, Ltd.	236,000	114,471
Man Wah Holdings, Ltd.	380,500	699,443
Playmates Toys, Ltd.(a)	274,000	130,810
SPT Energy Group, Inc.	430,000	296,151
Tsui Wah Holdings, Ltd.	101,000	61,435
Value Partners Group, Ltd.	248,000	162,369
Vitasoy International Holdings, Ltd.	290,000	404,724

		2,679,019

India (6.14%)
Accelya Kale Solutions, Ltd.	12,300	142,729
Agro Tech Foods, Ltd.	5,400	42,378
AIA Engineering, Ltd.	16,200	132,253
Ajanta Pharma, Ltd.	4,200	63,280
Allahabad Bank	91,000	115,393
Amara Raja Batteries, Ltd.	30,000	159,397
Bajaj Corp., Ltd.	27,000	91,918
Bajaj Finance, Ltd.	7,000	171,065
Biocon, Ltd.	12,300	85,642

	Shares	Value (Note 2)
India (continued)
Cera Sanitaryware, Ltd.	8,132	$97,420
Crisil, Ltd.	7,000	123,499
Dewan Housing Finance Corp., Ltd.	25,300	85,989
eClerx Services, Ltd.	5,400	105,061
Engineers India, Ltd.	23,400	54,508
Glenmark Pharmaceuticals, Ltd.	41,200	367,746
Infotech Enterprises, Ltd.	32,500	184,895
Ipca Laboratories, Ltd.	5,650	74,761
Jammu & Kashmir Bank, Ltd.	5,400	119,471
KPIT Cummins Infosystems, Ltd.	46,500	119,488
La Opala RG, Ltd.	13,450	132,106
Mahindra & Mahindra Financial Services, Ltd.	43,700	169,311
MakeMyTrip, Ltd.(a)	2,245	62,299
NIIT Technologies, Ltd.	16,400	105,315
Persistent Systems, Ltd.	15,600	240,318
Procter & Gamble Hygiene & Health Care, Ltd.	1,000	49,485
Repco Home Finance, Ltd.	22,100	112,660
Suprajit Engineering, Ltd.	61,442	53,837
Supreme Industries, Ltd.	30,000	205,554
Time Technoplast, Ltd.	26,880	14,737
Unichem Laboratories, Ltd.	45,095	148,445
Vaibhav Global, Ltd.(a)	19,900	242,608
Vakrangee Software, Ltd.	66,000	93,383
Vinati Organics, Ltd.	24,400	86,824
V-Mart Retail, Ltd.	14,067	57,162

		4,110,937

Indonesia (1.82%)
Arwana Citramulia Tbk PT	468,000	28,831
Astra Graphia Tbk PT	416,000	58,461
Bank Tabungan Pensiunan Nasional Tbk PT(a)	334,000	124,258
Express Transindo Utama Tbk PT(a)	2,330,000	336,798
Hexindo Adiperkasa Tbk PT	479,000	135,958
Lippo Cikarang Tbk PT(a)	344,000	158,721
Tempo Scan Pacific Tbk PT	390,000	93,105
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	727,500	279,535

		1,215,667

Ireland (0.77%)
Beazley PLC	41,300	173,466
Kentz Corp., Ltd.	31,500	340,731

		514,197

Israel (1.11%)
Caesar Stone Sdot Yam, Ltd.	1,115	50,532
Magic Software Enterprises, Ltd.	19,400	155,394
Sarin Technologies, Ltd.	192,000	309,226
SodaStream International, Ltd.(a)	6,200	226,672

		741,824

Italy (0.11%)
Cosmo Pharmaceuticals SpA(a)	700	72,382

	Shares	Value (Note 2)
Japan (5.97%)
AIT Corp.	19,700	$152,517
Arcland Service Co., Ltd.	5,300	137,467
Benefit One, Inc.	15,000	136,831
CMIC Co., Ltd.	3,200	41,938
Create SD Holdings Co., Ltd.	1,500	50,724
CyberAgent, Inc.	4,600	225,115
Daikokutenbussan Co.	2,500	69,443
Future Architect, Inc.	38,100	234,559
GCA Savvian Corp.	33,300	293,335
Gurunavi, Inc.	5,000	142,116
Hiday Hidaka Corp.	4,200	101,948
Monogatari Corp.	9,400	287,971
Nakanishi, Inc.	500	74,973
Seria Co., Ltd.	1,000	41,499
Shaklee Global Group, Inc.(a)	34,000	717,970
SK Kaken Co., Ltd.	2,000	127,239
Syuppin Co., Ltd.	15,700	195,002
Teikoku Electric Manufacturing Co., Ltd.	8,400	223,381
Trancom Co., Ltd.	17,300	636,664
Watts Co., Ltd.	12,300	106,543

		3,997,235

Kazakhstan (0.14%)
Nostrum Oil & Gas LP, GDR(b)	8,700	95,613

Luxembourg (0.32%)
L’Occitane International SA	108,500	216,993

Malaysia (2.16%)
AEON Credit Service M Bhd	61,300	239,018
Berjaya Food Bhd	230,000	100,764
CB Industrial Product Holding Bhd	236,000	235,227
Freight Management Holdings Bhd	71,900	34,584
JobStreet Corp. Bhd	115,000	86,031
Kossan Rubber Industries	105,000	132,891
My EG Services Bhd	225,000	179,607
Padini Holdings Bhd	259,500	124,437
Perisai Petroleum Teknologi Bhd(a)	120,000	60,165
Power Root Bhd	388,000	251,207

		1,443,931

Mexico (0.81%)
Credito Real SA	129,300	206,799
Genomma Lab Internacional SAB de CV, Class B(a)	91,400	225,527
Grupo Lala SAB de CV	20,000	42,620
Medica Sur SAB de CV	20,838	67,014

		541,960

Netherlands (0.22%)
Aalberts Industries NV	1,800	56,334
Brunel International NV	1,500	88,236

		144,570

	Shares	Value (Note 2)
Norway (0.35%)
Medistim ASA	11,250	$42,115
Opera Software ASA	14,100	191,595

		233,710

Philippines (1.93%)
COL Financial Group, Inc.	240,000	86,850
Pepsi-Cola Products Philippines, Inc.	4,340,100	418,172
Puregold Price Club, Inc.	131,000	111,602
RFM Corp.	2,432,000	286,780
Robinsons Land Corp.	130,900	57,412
Security Bank Corp.	131,400	331,319

		1,292,135

Poland (0.29%)
KRUK SA(a)	2,400	62,741
Quercus TFI SA	28,000	72,843
Work Service SA(a)	16,000	61,929

		197,513

Russia (0.16%)
MD Medical Group Investments PLC, GDR(b)	9,455	106,369

Singapore (2.26%)
ARA Asset Management, Ltd.	95,000	127,007
Breadtalk Group, Ltd.	79,000	56,756
CSE Global, Ltd.	249,000	123,142
Goodpack, Ltd.	108,200	159,323
Midas Holdings, Ltd.	297,000	107,497
Parkson Retail Asia, Ltd.	63,000	45,658
Petra Foods, Ltd.	191,000	485,315
Riverstone Holdings, Ltd.	330,400	191,827
Super Group, Ltd.	41,000	119,894
Technovator International, Ltd.(a)	241,000	94,435

		1,510,854

South Africa (1.28%)
Clicks Group, Ltd.	8,800	44,968
Comair, Ltd.	350,000	107,096
Ellies Holdings, Ltd.(a)	238,700	106,982
EOH Holdings, Ltd.	6,600	46,746
Interwaste Holdings, Ltd.(a)	620,893	63,701
Italtile, Ltd.	65,000	44,458
OneLogix Group, Ltd.	468,238	124,313
Pinnacle Technology Holdings, Ltd.	22,500	43,334
Super Group, Ltd.(a)	95,600	233,590
Value Group, Ltd.	90,000	41,309

		856,497

South Korea (4.77%)
Daum Communications Corp.(a)	1,350	100,619
Duksan Hi-Metal Co., Ltd.(a)	8,800	145,942
ENF Technology Co., Ltd.(a)	10,000	85,124
Global Display Co., Ltd.(a)	3,900	62,421
Handsome Co., Ltd.(a)	5,000	134,071

	Shares	Value (Note 2)
South Korea (continued)
Hanssem Co., Ltd.(a)	2,700	$131,845
Hy-Lok Corp.(a)	22,500	562,215
iMarketKorea, Inc.	18,600	504,717
ISC Co., Ltd.	8,585	124,378
Koh Young Technology, Inc.(a)	3,400	92,302
Kolao Holdings(a)	5,092	106,435
KONA@I Co., Ltd.(a)	7,300	254,939
KT Skylife Co., Ltd.(a)	3,800	98,890
LEENO Industrial, Inc.	7,100	179,006
LG Fashion Corp.(a)	5,200	141,994
Sung Kwang Bend Co., Ltd.(a)	4,200	89,559
Suprema, Inc.(a)	4,500	107,520
Vieworks Co., Ltd. (a)	7,000	162,618
Wins Technet Co., Ltd. (a)	7,500	106,042

		3,190,637

Spain (0.13%)
Let’s GOWEX SA	3,600	84,483

Sweden (2.07%)
AddTech AB, Class B	9,000	139,092
Beijer Alma AB	11,800	302,592
Cloetta AB, Class B(a)	56,900	191,074
IAR Systems Group AB	6,800	52,676
Moberg Pharma AB(a)	13,700	66,917
Nibe Industrier AB, Class B	3,300	72,383
Odd Molly International AB	20,520	140,320
Opus Group AB	174,397	336,741
Vitec Software Group AB, Class B	6,000	82,883

		1,384,678

Switzerland (0.32%)
VZ Holding AG	1,300	213,787

Taiwan (4.78%)
ASPEED Technology, Inc.	22,100	144,095
Cleanaway Co., Ltd.	14,000	85,768
Cub Elecparts, Inc.	30,000	145,852
DYNACOLOR, Inc.	68,000	159,355
FLEXium Interconnect, Inc.	9,196	27,605
Global Mixed Mode Technology, Inc.	18,000	50,418
Ledlink Optics, Inc.	12,888	39,390
Materials Analysis Technology, Inc.	21,000	47,865
Novatek Microelectronics Corp.	41,000	165,092
On-Bright Electronics, Inc.	23,000	212,153
Pacific Hospital Supply Co.	28,000	81,235
Polyronics Tech Corp.	149,000	332,240
Power Mate Technology Co., Ltd.	27,000	51,871
Richtek Technology Corp.	22,000	114,285
Silergy Corp.(a)	32,000	227,082
Sinmag Equipment Corp.	32,000	166,105
Sporton International, Inc.	109,540	436,265
Test Research, Inc.	90,440	134,477
TSC Auto ID Technology Co., Ltd.	29,000	224,096

	Shares	Value (Note 2)
Taiwan (continued)
UDE Corp.	73,000	$217,279
Voltronic Power Technology Corp.	25,000	133,409

		3,195,937

Thailand (1.07%)
Jubilee Enterprise PCL	146,000	99,958
LPN Development PCL	469,100	207,478
Nok Airlines PCL	242,000	129,028
Premier Marketing PCL	1,179,800	278,777

		715,241

Turkey (1.27%)
Albaraka Turk Katilim Bankasi AS(a)	208,000	131,576
EGE Seramik Sanayi ve Ticaret AS	150,500	163,109
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	103,000	97,961
Is Girisim Sermayesi Yatirim Ortakligi AS	30,000	33,044
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(a)	15,000	15,991
Koza Altin Isletmeleri AS	4,600	39,171
Pegasus Hava Tasimaciligi AS(a)	12,650	145,492
TAV Havalimanlari Holding AS	13,300	99,724
Uyum Gida Ihtiyac Maddeleri Sanayi ve Ticaret AS(a)	182,900	122,171

		848,239

United States (23.58%)
Abaxis, Inc.(a)	8,000	305,360
ABIOMED, Inc.(a)	17,550	482,449
Allegiant Travel Co.	300	27,321
Altisource Asset Management Corp.(a)	310	312,480
Altisource Residential Corp.	7,200	216,000
Ambarella, Inc.(a)	5,250	168,157
Aratana Therapeutics, Inc.(a)	6,500	139,815
Ares Capital Corp.	6,950	123,084
Atwood Oceanics, Inc.(a)	2,250	106,650
Carbonite, Inc.(a)	17,300	174,903
Cardica, Inc.(a)	102,000	122,400
Cardtronics, Inc.(a)	2,200	84,744
Carter’s, Inc.	400	26,900
Cempra, Inc.(a)	15,400	183,106
Computer Task Group, Inc.	6,236	100,774
Covance, Inc.(a)	1,350	127,656
CRA International, Inc.(a)	6,600	124,476
Diamond Hill Investment Group, Inc.	1,600	183,264
Elephant Talk Communications Corp.(a)	63,200	95,432
Ellie Mae, Inc.(a)	4,700	122,670
Enanta Pharmaceuticals, Inc.(a)	1,600	58,528
Endologix, Inc.(a)	6,750	108,000
EPAM Systems, Inc.(a)	5,000	204,500
Exact Sciences Corp.(a)	12,650	164,450
First Cash Financial Services, Inc.(a)	3,175	156,019
First of Long Island Corp.	3,150	124,645
First Republic Bank	18,950	919,643
Fresh Market, Inc.(a)	1,000	34,960
Geospace Technologies Corp.(a)	1,310	104,171

	Shares	Value (Note 2)
United States (continued)
Grand Canyon Education, Inc.(a)	2,700	$118,314
HCC Insurance Holdings, Inc.	2,690	115,428
HeartWare International, Inc.(a)	600	59,526
HFF, Inc., Class A	2,250	66,555
Home BancShares, Inc.	6,500	200,460
ICU Medical, Inc.(a)	700	45,157
Integrated Silicon Solution, Inc.(a)	8,300	97,691
InvenSense, Inc.(a)	3,400	66,946
Jones Energy, Inc., Class A(a)	18,900	296,352
KEYW Holding Corp.(a)	7,040	112,640
Knight Transportation, Inc.	3,400	72,590
LGI Homes, Inc.(a)	27,500	479,050
Littelfuse, Inc.	2,125	190,187
LSB Industries, Inc.(a)	1,850	61,254
Manitex International, Inc.(a)	13,400	187,868
Manning & Napier, Inc.	5,910	98,993
Marin Software, Inc.(a)	11,700	115,479
MarketAxess Holdings, Inc.	4,730	296,760
Matrix Service Co.(a)	3,900	102,492
Mavenir Systems, Inc.(a)	12,000	152,880
Maxim Integrated Products, Inc.	7,335	221,957
MaxLinear, Inc., Class A(a)	22,400	229,824
Medical Properties Trust, Inc., REIT	5,400	71,658
Meridian Bioscience, Inc.	2,350	53,533
Micrel, Inc.	16,350	163,173
Microchip Technology, Inc.	3,925	176,076
Micronet Enertec Technologies, Inc.(a)	13,245	66,357
MiX Telematics, Ltd., ADR(a)	16,800	200,088
Navigant Consulting, Inc.(a)	3,450	60,617
NorthStar Realty Finance Corp., REIT	21,300	310,767
Nu Skin Enterprises, Inc., Class A	445	37,892
NxStage Medical, Inc.(a)	13,300	172,235
Pegasystems, Inc.	1,300	59,072
Performant Financial Corp.(a)	33,250	283,623
Pericom Semiconductor Corp.(a)	13,350	110,538
Portfolio Recovery Associates, Inc.(a)	1,655	83,114
Power Integrations, Inc.	3,010	178,282
RealPage, Inc.(a)	10,975	246,718
Redwood Trust, Inc., REIT	8,680	162,316
Resources Connection, Inc.	4,000	53,920
Roadrunner Transportation Systems, Inc.(a)	51,350	1,347,938
Ruckus Wireless, Inc.(a)	8,950	120,199
SEI Investments Co.	5,750	195,845
Signature Bank(a)	2,225	271,584
Silicon Laboratories, Inc.(a)	800	37,792
Sonus Networks, Inc.(a)	32,600	97,800
Spirit Airlines, Inc.(a)	1,350	63,315
Staar Surgical Co.(a)	22,100	362,882
Streamline Health Solutions, Inc.(a)	13,200	79,728
Synaptics, Inc.(a)	4,000	233,440
Syntel, Inc.(a)	1,800	151,650
Tandy Leather Factory, Inc.(a)	11,100	94,461
THL Credit, Inc.	8,250	130,515
Tilly’s, Inc., Class A(a)	13,627	158,209

	Shares	Value (Note 2)
United States (continued)
Transcat, Inc.(a)	27,300	$235,872
Universal Truckload Services, Inc.	12,300	356,823
Virtus Investment Partners, Inc.(a)	275	50,122
Vocera Communications, Inc.(a)	5,900	103,073
Wesco Aircraft Holdings, Inc.(a)	22,925	512,374
Whitestone, REIT	14,100	192,465

		15,777,026

Vietnam (0.29%)
Viet Nam Dairy Products JSC	29,030	194,360

TOTAL COMMON STOCKS (Cost $60,194,712)		64,153,831

PREFERRED STOCKS (0.20%)
Brazil (0.20%)
Banco ABC Brasil SA	26,944	133,199

TOTAL PREFERRED STOCKS (Cost $146,664)		133,199

TOTAL INVESTMENTS (96.09%) (Cost $60,341,376)		$64,287,030

Assets In Excess Of Other Liabilities (3.91%)		2,613,246

NET ASSETS (100.00%)		$66,900,276

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2014, the aggregate market value of those securities was $201,982, representing 0.30% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

LP - Limited Partnerships.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Julkinen Osakeyhtiö is the Finnish term for a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SpA - Societa` Per Azioni is an Italian shared company.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (89.42%)
Australia (3.80%)
ALS, Ltd.	226,185	$1,573,671
Countplus, Ltd.	744,752	1,173,187
CTI Logistics, Ltd.	1,377,942	2,966,532
Magellan Financial Group, Ltd.	1,723,067	17,009,606
Medical Developments International, Ltd.	576,538	580,241
Super Retail Group, Ltd.	158,000	1,480,913
Webjet, Ltd.	435,318	1,040,045

		25,824,195

Belgium (1.83%)
Melexis NV	358,090	12,407,218

Brazil (3.55%)
All America Latina Logistica SA	518,600	1,420,469
Banco Daycoval SA	1,579,600	5,170,969
CETIP SA - Mercados Organizados	905,295	8,665,623
Even Construtora e Incorporadora SA	707,000	2,097,636
Tegma Gestao Logistica	461,144	3,544,689
Valid Solucoes SA	259,600	3,237,940

		24,137,326

Britain (10.45%)
Abcam PLC	196,510	1,679,821
Advanced Medical Solutions Group PLC	1,903,629	3,817,835
Bank of Georgia Holdings PLC	146,100	5,163,732
Blinkx PLC(a)	2,434,500	5,102,641
Bovis Homes Group PLC	270,800	3,663,731
Brammer PLC	451,617	3,398,394
Clinigen Group PLC	1,525,182	14,742,599
Globo PLC(a)	2,880,500	2,722,769
Halma PLC	243,371	2,394,462
Hunting PLC	372,800	4,617,790
N Brown Group PLC	226,495	2,012,470
Premier Oil PLC	824,580	3,681,609
RPS Group PLC	2,423,090	13,599,035
Ted Baker PLC	55,809	1,964,246
Tracsis PLC	253,100	884,150
Ultra Electronics Holdings PLC	49,740	1,601,008

		71,046,292

Canada (5.01%)
Caracal Energy, Inc.(a)	676,079	4,851,284
Gran Tierra Energy, Inc.(a)	896,250	6,766,687
Halogen Software, Inc.(a)	136,700	1,706,065
Home Capital Group, Inc.	115,755	8,021,523
Parex Resources, Inc.(a)	483,500	3,173,410
Richelieu Hardware, Ltd.	101,050	4,044,722
Stantec, Inc.	56,576	3,443,072

	Shares	Value (Note 2)
Canada (continued)
TransForce, Inc.	97,400	$2,086,612

		34,093,375

China (6.46%)
Airtac International Group	180,660	1,641,614
China Medical System Holdings, Ltd.	9,324,123	10,743,838
Cowealth Medical Holding Co., Ltd.	774,000	2,185,144
Dongpeng Holdings Co., Ltd.(a)	2,743,400	957,600
Labixiaoxin Snacks Group, Ltd.	11,150,000	7,281,293
Montage Technology Group, Ltd.(a)	213,900	4,701,522
NQ Mobile, Inc., ADR(a)	104,666	1,781,415
O2Micro International, Ltd., ADR(a)	572,414	1,831,725
Pacific Online, Ltd.	6,136,152	4,123,449
Sihuan Pharmaceutical Holdings Group, Ltd.	2,242,000	2,403,492
Tao Heung Holdings, Ltd.	3,019,700	2,172,996
WuXi PharmaTech Cayman, Inc., ADR(a)	117,500	4,100,750

		43,924,838

Finland (0.47%)
BasWare OYJ	39,743	1,565,170
Revenio Group OYJ	106,000	1,641,217

		3,206,387

France (2.28%)
Audika Groupe(a)	122,381	1,691,827
Esker SA	72,000	1,403,196
GameLoft SE(a)	206,600	1,886,415
MGI Digital Graphic Technology(a)	27,850	1,369,494
Neurones	79,220	1,421,034
Prodware(a)	268,000	3,820,568
Sartorius Stedim Biotech	14,012	2,501,164
Thermador Groupe	14,765	1,393,958

		15,487,656

Germany (3.15%)
2G Energy AG	40,300	1,515,089
Bertrandt AG	36,100	5,372,763
CompuGroup Medical AG	123,000	3,276,350
Nexus AG	339,508	5,013,976
Softing AG	96,691	1,939,167
Wirecard AG	98,770	4,325,392

		21,442,737

Hong Kong (4.22%)
ASR Holdings, Ltd.	19,535,000	3,293,360
Far East Horizon, Ltd.	6,859,000	4,965,154
Le Saunda Holdings, Ltd.	4,989,800	2,420,284
Man Wah Holdings, Ltd.	3,668,200	6,742,959
SPT Energy Group, Inc.	7,802,000	5,373,422
Value Partners Group, Ltd.	4,965,000	3,250,648
Vitasoy International Holdings, Ltd.	1,903,338	2,656,301

		28,702,128

	Shares	Value (Note 2)
India (5.45%)
Ajanta Pharma, Ltd.	83,400	$1,256,557
Allahabad Bank	980,000	1,242,694
Amara Raja Batteries, Ltd.	401,000	2,130,603
Bajaj Corp., Ltd.	476,500	1,622,176
Bajaj Finance, Ltd.	108,200	2,644,169
Cera Sanitaryware, Ltd.	64,866	777,088
City Union Bank, Ltd.	838,865	654,704
Crisil, Ltd.	82,500	1,455,518
Glenmark Pharmaceuticals, Ltd.	551,000	4,918,151
Infotech Enterprises, Ltd.	334,667	1,903,951
Jammu & Kashmir Bank, Ltd.	74,700	1,652,688
KPIT Cummins Infosystems, Ltd.	1,355,721	3,483,698
Mahindra & Mahindra Financial Services, Ltd.	640,000	2,479,611
Persistent Systems, Ltd.	162,100	2,497,150
Supreme Industries, Ltd.	192,700	1,320,343
Unichem Laboratories, Ltd.	657,305	2,163,740
Vaibhav Global, Ltd.(a)	191,000	2,328,551
Vakrangee Software, Ltd.	1,805,600	2,554,727

		37,086,119

Indonesia (1.33%)
Arwana Citramulia Tbk PT	4,154,800	255,954
Astra Graphia Tbk PT	8,869,700	1,246,477
Express Transindo Utama Tbk PT(a)	22,620,500	3,269,759
Lippo Cikarang Tbk PT(a)	2,645,000	1,220,399
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	7,977,500	3,065,286

		9,057,875

Ireland (1.56%)
Beazley PLC	706,700	2,968,254
Kentz Corp., Ltd.	708,000	7,658,332

		10,626,586

Israel (0.80%)
Caesar Stone Sdot Yam, Ltd.	1,600	72,512
Sarin Technologies, Ltd.	1,249,000	2,011,578
SodaStream International, Ltd.(a)	90,900	3,323,304

		5,407,394

Japan (6.11%)
AIT Corp.	247,800	1,918,467
Arcland Service Co., Ltd.	15,200	394,245
Benefit One, Inc.	320,800	2,926,354
CMIC Co., Ltd.	98,755	1,294,244
Create SD Holdings Co., Ltd.	56,000	1,893,707
CyberAgent, Inc.	46,600	2,280,513
Daikokutenbussan Co.	59,000	1,638,857
Future Architect, Inc.	449,700	2,768,536
GCA Savvian Corp.	281,300	2,477,929
Gurunavi, Inc.	99,000	2,813,898
Hiday Hidaka Corp.	124,800	3,029,304
Monogatari Corp.	82,500	2,527,405
Nakanishi, Inc.	10,700	1,604,424
Seria Co., Ltd.	77,000	3,195,459

	Shares	Value (Note 2)
Japan (continued)
Shaklee Global Group, Inc.(a)	4,000	$84,467
Trancom Co., Ltd.	243,490	8,960,775
Watts Co., Ltd.	200,500	1,736,738

		41,545,322

Luxembourg (0.32%)
L’Occitane International SA	1,077,362	2,154,657

Malaysia (3.44%)
AEON Credit Service M Bhd	1,018,240	3,970,269
Berjaya Food Bhd	3,950,800	1,730,867
CB Industrial Product Holding Bhd	1,337,400	1,333,020
JobStreet Corp. Bhd	766,000	573,043
Kossan Rubber Industries	1,763,000	2,231,295
My EG Services Bhd	7,175,700	5,728,016
Padini Holdings Bhd	7,574,050	3,631,968
Uzma Bhd	2,394,200	4,220,918

		23,419,396

Mexico (0.43%)
Genomma Lab Internacional SAB de CV, Class B(a)	1,189,300	2,934,567

Netherlands (0.26%)
Aalberts Industries NV	56,169	1,757,909

Norway (0.88%)
Medistim ASA	417,000	1,561,064
Opera Software ASA	325,400	4,421,639

		5,982,703

Oman (0.35%)
Al Anwar Ceramic Tile Co.	1,500,000	2,368,831

Philippines (1.89%)
COL Financial Group, Inc.	2,849,000	1,030,982
Pepsi-Cola Products Philippines, Inc.	35,117,700	3,383,620
Puregold Price Club, Inc.	1,432,000	1,219,957
RFM Corp.	20,104,700	2,370,731
Security Bank Corp.	1,926,960	4,858,744

		12,864,034

Russia (0.54%)
MD Medical Group Investments PLC, GDR(b)	157,000	1,766,250
QIWI PLC, ADR	52,100	1,880,289

		3,646,539

Singapore (2.38%)
ARA Asset Management, Ltd.	2,198,212	2,938,817
Breadtalk Group, Ltd.	2,630,375	1,889,752
CSE Global, Ltd.	3,910,055	1,933,706
Goodpack, Ltd.	1,887,000	2,778,586
Parkson Retail Asia, Ltd.	2,251,000	1,631,380
Petra Foods, Ltd.	1,389,000	3,529,331

	Shares	Value (Note 2)
Singapore (continued)
Riverstone Holdings, Ltd.	2,530,000	$1,468,892

		16,170,464

South Africa (2.07%)
Clicks Group, Ltd.	178,485	912,062
Ellies Holdings, Ltd.(a)	3,854,240	1,727,410
EOH Holdings, Ltd.	294,856	2,088,392
Italtile, Ltd.	3,725,725	2,548,307
OneLogix Group, Ltd.	2,450,980	650,712
Pinnacle Technology Holdings, Ltd.	655,600	1,262,641
Super Group, Ltd.(a)	1,816,797	4,439,188
Value Group, Ltd.	1,017,368	466,956

		14,095,668

South Korea (6.40%)
Daum Communications Corp.(a)	47,800	3,562,646
Duksan Hi-Metal Co., Ltd.(a)	177,600	2,945,383
ENF Technology Co., Ltd.(a)	144,600	1,230,896
Global Display Co., Ltd.(a)	134,700	2,155,927
Handsome Co., Ltd.(a)	103,600	2,777,941
Hy-Lok Corp.(a)	357,628	8,936,172
iMarketKorea, Inc.	85,600	2,322,784
Koh Young Technology, Inc.(a)	81,967	2,225,199
Kolao Holdings(a)	114,332	2,389,818
KONA@I Co., Ltd.(a)	158,100	5,521,346
Korean Reinsurance Co.	129,642	1,362,524
KT Skylife Co., Ltd.(a)	65,400	1,701,940
LEENO Industrial, Inc.	112,220	2,829,311
LG Fashion Corp.(a)	70,470	1,924,298
Wins Technet Co., Ltd.(a)	117,200	1,657,083

		43,543,268

Sweden (3.58%)
AddTech AB, Class B	230,390	3,560,611
Beijer Alma AB	121,500	3,115,670
Cloetta AB, Class B(a)	749,100	2,515,523
HIQ International AB	194,150	1,146,870
Indutrade AB	64,450	2,793,876
Moberg Pharma AB(a)	260,000	1,269,958
Nibe Industrier AB, Class B	183,000	4,013,967
Odd Molly International AB	72,938	498,767
Opus Group AB	2,816,612	5,438,554

		24,353,796

Switzerland (0.41%)
VZ Holding AG	16,758	2,755,879

Taiwan (7.29%)
ASPEED Technology, Inc.	258,900	1,688,065
Cleanaway Co., Ltd.	375,000	2,297,366
Coland Holdings, Ltd.	52,710	138,259
Cub Elecparts, Inc.	577,900	2,809,597
Global Mixed Mode Technology, Inc.	549,500	1,539,152
Leadtrend Technology Corp.	767,000	964,116

	Shares	Value (Note 2)
Taiwan (continued)
Ledlink Optics, Inc.	249,613	$762,900
Novatek Microelectronics Corp.	648,000	2,609,265
On-Bright Electronics, Inc.	330,000	3,043,937
Pacific Hospital Supply Co.	415,700	1,206,041
Polyronics Tech Corp.	2,314,300	5,160,422
Power Mate Technology Co., Ltd.	1,158,400	2,225,462
Richtek Technology Corp.	355,000	1,844,147
Silergy Corp.(a)	455,000	3,228,814
Sinmag Equipment Corp.	325,000	1,686,998
Sporton International, Inc.	2,050,530	8,166,639
Test Research, Inc.	1,237,252	1,839,696
TSC Auto ID Technology Co., Ltd.	486,000	3,755,547
UDE Corp.	1,344,000	4,000,316
Voltronic Power Technology Corp.	113,000	603,006

		49,569,745

Thailand (0.79%)
LPN Development PCL	6,569,000	2,905,404
Premier Marketing PCL	10,552,000	2,493,354

		5,398,758

Turkey (0.98%)
Albaraka Turk Katilim Bankasi AS(a)	3,508,000	2,219,075
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,329,800	1,264,739
TAV Havalimanlari Holding AS	422,500	3,167,909

		6,651,723

United Arab Emirates (0.19%)
Aramex PJSC	1,561,000	1,287,729

United States (0.75%)
First Cash Financial Services, Inc.(a)	57,100	2,805,894
MiX Telematics, Ltd., ADR(a)	131,200	1,562,592
Nu Skin Enterprises, Inc., Class A	8,500	723,775

		5,092,261

TOTAL COMMON STOCKS (Cost $512,638,797)		608,043,375

PREFERRED STOCKS (0.29%)
Brazil (0.29%)
Banco ABC Brasil SA	398,346	1,969,240

TOTAL PREFERRED STOCKS (Cost $2,261,605)		1,969,240

TOTAL INVESTMENTS (89.71%) (Cost $514,900,402)		$610,012,615

Assets In Excess Of Other Liabilities (10.29%)		69,951,592

NET ASSETS (100.00%)		$679,964,207

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2014, the aggregate market value of those securities was $1,766,250, representing 0.26% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Julkinen Osakeyhtiö is the Finnish term for a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, and Grandeur Peak International Opportunity Fund (individually a “Fund” and collectively, the “Funds”). The inception dates of the Grandeur Peak Emerging Markets Opportunities Fund and the Grandeur Peak Global Reach Fund were December 16, 2013 and June 19, 2013, respectively. The Grandeur Peak Emerging Markets Opportunities Fund seeks long-term growth of capital and invests primarily in small and micro-cap companies domiciled in emerging or frontier markets. The Grandeur Peak Global Opportunities Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak Global Reach Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak International Opportunities Fund seeks long-term growth of capital and invests primarily in foreign small and micro cap companies. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2014:

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks	$130,894,136	$–	$–	$130,894,136
Preferred Stocks	679,050	–	–	679,050
Exchange Traded Funds	1,686,241	–	–	1,686,241

Total	$133,259,427	$–	$–	$133,259,427

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Opportunities Fund
Common Stocks	$612,691,618	$–	$–	$612,691,618
Preferred Stocks	1,657,638	–	–	1,657,638

Total	$614,349,256	$–	$–	$614,349,256

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Reach Fund
Common Stocks	$64,153,831	$–	$–	$64,153,831
Preferred Stocks	133,199	–	–	133,199

Total	$64,287,030	$–	$–	$64,287,030

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak International Opportunities Fund
Common Stocks	$608,043,375	$–	$–	$608,043,375
Preferred Stocks	1,969,240	–	–	1,969,240

Total	$610,012,615	$–	$–	$610,012,615

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended and/or period ended January 31, 2014, the Funds did not have any transfers between Level

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

1 and Level 2 securities. For the nine months and/or period ended January 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$4,108,356	$(6,273,215)	$(2,164,859)	$135,424,286
Grandeur Peak Global Opportunities Fund	136,823,383	(25,012,921)	111,810,462	502,538,794
Grandeur Peak Global Reach Fund	6,820,067	(2,937,956)	3,882,111	60,404,919
Grandeur Peak International Opportunities Fund	129,395,727	(34,478,284)	94,917,443	515,095,172

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (53.82%)
iShares® Dow Jones International Select Dividend Index Fund		63,401	$2,284,971
SPDR® S&P 500® ETF Trust		11,456	2,041,230
Vanguard® FTSE Emerging Markets ETF		14,525	547,157
Vanguard® Total Stock Market ETF		20,520	1,905,898
WisdomTree® Emerging Markets SmallCap Dividend Fund		12,653	545,724
TOTAL EXCHANGE TRADED FUNDS (Cost $7,175,971)			7,324,980

OPEN-END MUTUAL FUNDS (45.02%)
Akre Focus Fund - Institutional Class		53,454	1,087,793
DoubleLine Total Return Bond Fund - Class I		122,910	1,348,319
Mairs & Power Growth Fund - Investor Class		10,204	1,087,366
Osterweis Strategic Income Fund - Class I		58,641	697,241
Principal MidCap Fund - Institutional Class		34,024	673,338
Putnam Capital Spectrum Fund - Class Y		19,251	688,605
T. Rowe Price Capital Appreciation Fund		21,412	544,283
TOTAL OPEN-END MUTUAL FUNDS (Cost $6,002,254)			6,126,945

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.65%)
Dreyfus Cash Management, Institutional Shares	0.040%	224,238	224,238
TOTAL SHORT TERM INVESTMENTS (Cost $224,238)			224,238

TOTAL INVESTMENTS (100.49%) (Cost $13,402,463)			$13,676,163

Liabilities in Excess of Other Assets (-0.49%)			(67,060)
NET ASSETS (100.00%)			$13,609,103

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depository Receipts.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (15.11%)
iShares® Dow Jones International Select Dividend Index Fund		3,372	$121,527
Vanguard® FTSE Emerging Markets ETF		2,189	82,460
Vanguard® REIT ETF		1,859	125,148
Vanguard® Total Stock Market ETF		3,092	287,184
TOTAL EXCHANGE TRADED FUNDS (Cost $597,398)			616,319

OPEN-END MUTUAL FUNDS (84.05%)
DoubleLine Total Return Bond Fund - Class I		66,691	731,602
Loomis Sayles Bond Fund - Institutional Class		16,225	245,160
Metropolitan West Total Return Bond Fund - Class I		34,407	367,472
Osterweis Strategic Income Fund - Class I		27,487	326,817
PIMCO Real Return Fund - Institutional Class		11,107	124,394
PIMCO Total Return Fund - Institutional Class		37,771	408,679
Putnam Capital Spectrum Fund - Class Y		3,425	122,526
Templeton Global Bond Fund - Advisor Class		19,214	244,024
Vanguard® Wellesley Income Fund - Class Admiral		8,173	490,196
Vanguard® Wellington Fund - Class Admiral		5,705	368,139
TOTAL OPEN-END MUTUAL FUNDS (Cost $3,422,836)			3,429,009

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.34%)
Dreyfus Cash Management, Institutional Shares	0.040%	54,517	54,517
TOTAL SHORT TERM INVESTMENTS (Cost $54,517)			54,517

TOTAL INVESTMENTS (100.50%) (Cost $4,074,751)			$4,099,845

Liabilities in Excess of Other Assets (-0.50%)			(20,545)
NET ASSETS (100.00%)			$4,079,300

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (39.00%)
iShares® Dow Jones International Select Dividend Index Fund		72,125	$2,599,385
iShares® Dow Jones Select Dividend Index Fund		23,738	1,648,841
SPDR® S&P 500® ETF Trust		31,384	5,592,001
Vanguard® FTSE Emerging Markets ETF		17,554	661,259
Vanguard® Large-Cap ETF		20,072	1,645,503
WisdomTree® Emerging Markets SmallCap Dividend Fund		15,292	659,544
TOTAL EXCHANGE TRADED FUNDS (Cost $12,377,625)			12,806,533

OPEN-END MUTUAL FUNDS (59.89%)
DoubleLine Total Return Bond Fund - Class I		505,142	5,541,405
Metropolitan West Total Return Bond Fund - Class I		91,982	982,371
Osterweis Strategic Income Fund - Class I		137,999	1,640,813
PIMCO Real Return Fund - Institutional Class		117,266	1,313,380
PIMCO Total Return Fund - Institutional Class		242,336	2,622,079
Putnam Capital Spectrum Fund - Class Y		36,951	1,321,748
T. Rowe Price Capital Appreciation Fund		116,350	2,957,609
Vanguard® Wellington Fund - Class Admiral		50,840	3,280,704
TOTAL OPEN-END MUTUAL FUNDS (Cost $19,559,201)			19,660,109

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.79%)
Dreyfus Cash Management, Institutional Shares	0.040%	589,280	589,280
TOTAL SHORT TERM INVESTMENTS (Cost $589,280)			589,280

TOTAL INVESTMENTS (100.68%) (Cost $32,526,106)			$33,055,922

Liabilities in Excess of Other Assets (-0.68%)			(222,808)
NET ASSETS (100.00%)			$32,833,114

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depository Receipts.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust has 30 registered funds. This quarterly report describes Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Funds’ inception date was July 30, 2012 and operations commenced on July 31, 2012. The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Growth and Income Fund seeks total return through growth of capital and income. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

Principal Investment Strategies of each Fund: Each Fund is structured as a fund-of-funds and under normal circumstances, the Funds pursue their objectives by investing primarily in managed portfolios of other open-end investment companies registered under the 1940 Act, that represent a variety of asset classes and investment styles. The Funds may also invest in closed-end funds and exchange-traded funds, which provide exposure to hedging or alternative strategies. Collectively, the investment companies in which the Funds may invest are referred to as “underlying funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2014:

Pathway Advisors Conservative Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$616,319	$–	$–	$616,319
Open-End Mutual Funds	3,429,009	–	–	3,429,009
Short Term Investments	54,517	–	–	54,517
Total	$4,099,845	$–	$–	$4,099,845

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

Pathway Advisors Growth and Income Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$12,806,533	$–	$–	$12,806,533
Open-End Mutual Funds	19,660,109	–	–	19,660,109
Short Term Investments	589,280	–	–	589,280
Total	$33,055,922	$–	$–	$33,055,922

Pathway Advisors Aggressive Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$7,324,980	$–	$–	$7,324,980
Open-End Mutual Funds	6,126,945	–	–	6,126,945
Short Term Investments	224,238	–	–	224,238
Total	$13,676,163	$–	$–	$13,676,163

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ Depreciation	Cost of Investments for Income Tax Purposes
Pathway Advisors Conservative Fund	$34,251	$(34,858)	$(607)	$4,100,452
Pathway Advisors Growth and Income Fund	783,158	(308,560)	474,598	32,581,324
Pathway Advisors Aggressive Growth Fund	453,105	(187,753)	265,352	13,410,811

REDMONT RESOLUTE FUND I

SCHEDULE OF INVESTMENTS

January 31, 2014 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (8.05%)

ADVERTISING (0.07%)
Millennial Media, Inc.(a)	90	$714
Omnicom Group, Inc.(b)	27	1,960

		2,674

AEROSPACE & DEFENSE (0.34%)
Cubic Corp.	32	1,585
Curtiss-Wright Corp.	9	553
Lockheed Martin Corp.(b)	20	3,018
Northrop Grumman Corp.(b)	12	1,387
Raytheon Co.(b)	18	1,711
The Boeing Co.	17	2,129
Triumph Group, Inc.(b)	30	2,053
United Technologies Corp.(b)	12	1,368

		13,804

AGRICULTURE (0.03%)
Lorillard, Inc.(b)	27	1,329

AUTO PARTS & EQUIPMENT (0.11%)
Lear Corp.(b)	27	1,953
Tenneco, Inc.(a)	15	853
TRW Automotive Holdings Corp.(a)	23	1,705

		4,511

BANKS (0.76%)
Bank of America Corp.(b)	139	2,328
BB&T Corp.(b)	58	2,170
Capital One Financial Corp.(b)	38	2,683
Citigroup, Inc.(b)	62	2,941
Comerica, Inc.	10	458
Fifth Third Bancorp(b)	118	2,480
First NBC Bank Holding Co.(a)(b)	17	554
Huntington Bancshares, Inc.(b)	188	1,705
JPMorgan Chase & Co.(b)	53	2,934
Morgan Stanley	16	472
Regions Financial Corp.(b)	194	1,973
State Street Corp.(b)	32	2,142
SunTrust Banks, Inc.(b)	36	1,333
The Goldman Sachs Group, Inc.(b)	10	1,641
The PNC Financial Services Group, Inc.(b)	19	1,518
US Bancorp(b)	23	914
Wells Fargo & Co.(b)	58	2,630

		30,876

BEVERAGES (0.05%)
Constellation Brands, Inc., Class A(a)(b)	24	1,840

Description	Shares	Value (Note 2)

BIOTECHNOLOGY (0.02%)
Amgen, Inc.	8	$952

BUILDING MATERIALS (0.04%)
Masco Corp.	78	1,650

CHEMICALS (0.20%)
Albemarle Corp.	21	1,348
HB Fuller Co.	34	1,584
Huntsman Corp.(b)	88	1,929
LyondellBasell Industries NV, Class A(b)	28	2,205
Minerals Technologies, Inc.(b)	18	930

		7,996

COMMERCIAL SERVICES (0.42%)
Alliance Data Systems Corp.(a)	5	1,198
Chemed Corp.(b)	14	1,105
Equifax, Inc.	24	1,682
FTI Consulting, Inc.(a)(b)	25	927
Global Payments, Inc.	27	1,784
Live Nation Entertainment, Inc.(a)	54	1,149
Manpowergroup, Inc.(b)	30	2,337
Moody’s Corp.(b)	19	1,417
Robert Half International, Inc.(b)	36	1,504
Total System Services, Inc.	46	1,375
Towers Watson & Co., Class A	8	935
Vantiv, Inc., Class A(a)	57	1,729

		17,142

COMPUTERS (0.35%)
Apple, Inc.(b)	1	501
Brocade Communications Systems, Inc.(a)	334	3,119
EMC Corp.(b)	85	2,060
NetApp, Inc.	59	2,498
Seagate Technology PLC(b)	43	2,273
Teradata Corp.(a)	18	740
Western Digital Corp.(b)	33	2,844

		14,035

DISTRIBUTION & WHOLESALE (0.07%)
Arrow Electronics, Inc.(a)(b)	47	2,415
WESCO International, Inc.(a)	7	581

		2,996

DIVERSIFIED FINANCIAL SERVICES (0.17%)
Discover Financial Services(b)	36	1,931
Raymond James Financial, Inc.(b)	25	1,273
SLM Corp.	47	1,070
TD Ameritrade Holding Corp.(b)	42	1,312
The Charles Schwab Corp.(b)	47	1,167

		6,753

Description	Shares	Value (Note 2)

ELECTRIC (0.01%)
AES Corp.	25	$352

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Hubbell, Inc., Class B(b)	6	700

ELECTRONICS (0.33%)
Agilent Technologies, Inc.	23	1,338
Avnet, Inc.(b)	50	2,054
Flextronics International Ltd.(a)(b)	289	2,355
Honeywell International, Inc.(b)	15	1,369
Jabil Circuit, Inc.	123	2,210
Koninklijke Philips NV, NY Registered Shares	46	1,596
TE Connectivity Ltd.	24	1,356
Tyco International Ltd.(b)	25	1,012

		13,290

ENTERTAINMENT (0.02%)
Six Flags Entertainment Corp.	25	897

FOOD (0.12%)
Dean Foods Co.(a)	68	1,075
Tyson Foods, Inc., Class A(b)	76	2,842
Unilever NV, NY Registered Shares(b)	29	1,083

		5,000

FOREST PRODUCTS & PAPER (0.06%)
International Paper Co.(b)	50	2,387

HEALTHCARE - PRODUCTS (0.15%)
Boston Scientific Corp.(a)	101	1,367
CareFusion Corp.(a)(b)	21	856
Covidien PLC(b)	25	1,706
Edwards Lifesciences Corp.(a)	6	391
Integra LifeSciences Holdings Corp.(a)(b)	15	697
Medtronic, Inc.	20	1,131

		6,148

HEALTHCARE - SERVICES (0.26%)
Cigna Corp.(b)	14	1,209
DaVita HealthCare Partners, Inc.(a)(b)	26	1,688
ICON PLC(a)	13	546
Laboratory Corp. of America Holdings(a)	18	1,617
Quest Diagnostics, Inc.	28	1,470
Select Medical Holdings Corp.	114	1,231
UnitedHealth Group, Inc.	21	1,518
Universal Health Services, Inc., Class B(b)	17	1,394

		10,673

Description	Shares	Value (Note 2)

HOME BUILDERS (0.03%)
NVR, Inc.(a)	1	$1,153

HOUSEWARES (0.04%)
Newell Rubbermaid, Inc.(b)	58	1,792

INSURANCE (0.41%)
ACE Ltd.(b)	20	1,876
Axis Capital Holdings Ltd.(b)	31	1,396
Berkshire Hathaway, Inc., Class B(a)(b)	17	1,897
Endurance Specialty Holdings Ltd.	25	1,310
MetLife, Inc.(b)	27	1,324
Reinsurance Group of America, Inc.(b)	14	1,045
The Allstate Corp.	36	1,843
The Travelers Cos., Inc.(b)	22	1,788
Torchmark Corp.(b)	13	977
Validus Holdings Ltd.(b)	45	1,617
WR Berkley Corp.	39	1,512

		16,585

INTERNET (0.39%)
Baidu, Inc., ADR(a)	7	1,095
CDW Corp.	60	1,420
Ctrip.com International Ltd., ADR(a)	21	830
eBay, Inc.(a)(b)	46	2,447
Expedia, Inc.	23	1,495
Global Sources Ltd.(a)	27	178
Google, Inc., Class A(a)	1	1,181
NetEase, Inc., ADR(a)	29	2,174
Perfect World Co. Ltd., ADR	33	639
SINA Corp.(a)	14	913
Symantec Corp.(b)	49	1,049
ValueClick, Inc.(a)	22	473
Yahoo!, Inc(a)	48	1,729

		15,623

MACHINERY - DIVERSIFIED (0.04%)
AGCO Corp.	12	640
CNH Industrial NV(a)	0	3
Flowserve Corp.	16	1,157

		1,800

MEDIA (0.46%)
CBS Corp., Class B(b)	23	1,351
Comcast Corp., Class A(b)	53	2,886
Gannett Co., Inc.(b)	51	1,404
Liberty Global PLC, Class A(a)	11	879
Liberty Global PLC, Class C(a)	38	3,015
Liberty Media Corp., Class A(a)(b)	11	1,448
News Corp., Class A(a)	100	1,596
Phoenix New Media Ltd., ADR(a)	76	733
The Walt Disney Co.(b)	20	1,452
Time Warner Cable, Inc.(b)	9	1,199
Time Warner, Inc.(b)	21	1,319

Description	Shares	Value (Note 2)

MEDIA (continued)
Viacom, Inc., Class B(b)	19	$1,560

		18,842

METAL FABRICATE & HARDWARE (0.06%)
Global Brass & Copper Holdings, Inc.	48	830
Timken Co.(b)	27	1,521

		2,351

MINING (0.01%)
Yamana Gold, Inc.	56	525

MISCELLANEOUS MANUFACTURING (0.20%)
3M Co.	7	897
Carlisle Cos., Inc.(b)	11	820
Dover Corp.	12	1,039
Parker Hannifin Corp.(b)	10	1,134
Siemens AG, ADR	13	1,642
Standex International Corp.	20	1,137
Textron, Inc.	42	1,491

		8,160

OIL & GAS (0.78%)
Canadian Natural Resources Ltd.(b)	66	2,161
Diamondback Energy, Inc.(a)	38	1,975
Energen Corp.	30	2,122
Ensco PLC, Class A	20	1,007
EOG Resources, Inc.(b)	22	3,635
EQT Corp.	28	2,599
Exxon Mobil Corp.(b)	49	4,516
Gulfport Energy Corp.(a)	30	1,828
Kosmos Energy Ltd.(a)	91	941
Marathon Oil Corp.	20	656
Occidental Petroleum Corp.	23	2,014
Phillips 66(b)	31	2,266
Rice Energy, Inc.(a)	92	2,164
Rosetta Resources, Inc.(a)	8	341
Valero Energy Corp.	47	2,402
Western Refining, Inc.	28	1,095

		31,722

OIL & GAS SERVICES (0.10%)
Cameron International Corp.(a)(b)	16	960
Halliburton Co.(b)	25	1,225
Schlumberger Ltd.(b)	21	1,839

		4,024

PACKAGING & CONTAINERS (0.31%)
Berry Plastics Group, Inc.(a)	125	2,787
Crown Holdings, Inc.(a)(b)	73	3,000
Graphic Packaging Holding Co.(a)(b)	371	3,525
Owens-Illinois, Inc.(a)	45	1,442
Silgan Holdings, Inc.	42	1,925

		12,679

Description	Shares	Value (Note 2)

PHARMACEUTICALS (0.53%)
AbbVie, Inc.(b)	29	$1,428
AstraZeneca PLC, ADR	35	2,222
Bayer AG, ADR	10	1,320
Cardinal Health, Inc.(b)	29	1,973
Endo Health Solutions, Inc.(a)	12	790
Express Scripts Holding Co.(a)(b)	32	2,390
Johnson & Johnson	20	1,769
McKesson Corp.	10	1,744
Novartis AG, ADR	25	1,977
Omnicare, Inc.(b)	32	1,999
Pfizer, Inc.(b)	59	1,794
Roche Holding AG, ADR	11	755
Sanofi, ADR(b)	29	1,418

		21,579

REAL ESTATE INVESTMENT TRUSTS (0.13%)
American Capital Agency Corp.	40	838
American Homes 4 Rent, Class A	50	834
American Residential Properties, Inc.(a)	38	703
Annaly Capital Management, Inc.	77	829
Boston Properties, Inc.(b)	6	648
Equity Residential(b)	10	554
Post Properties, Inc.	18	845

		5,251

RETAIL (0.24%)
American Eagle Outfitters, Inc.	25	338
Bed Bath & Beyond, Inc.(a)(b)	24	1,532
CVS Caremark Corp.(b)	30	2,031
Foot Locker, Inc.	31	1,197
Macy’s, Inc.(b)	38	2,022
Rite Aid Corp.(a)	298	1,654
Target Corp.	14	793

		9,567

SAVINGS & LOANS (0.01%)
First Niagara Financial Group, Inc.(b)	50	432

SEMICONDUCTORS (0.28%)
Analog Devices, Inc.	10	483
Avago Technologies Ltd.	52	2,841
LSI Corp.(b)	258	2,846
ON Semiconductor Corp.(a)(b)	219	1,831
QUALCOMM, Inc.(b)	19	1,410
Texas Instruments, Inc.(b)	44	1,865

		11,276

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.(b)	21	1,995

SOFTWARE (0.20%)
Activision Blizzard, Inc.(b)	124	2,124
CA, Inc.	25	802

Description		Shares	Value (Note 2)

SOFTWARE (continued)
Changyou.com Ltd., ADR(a)		25	$751
Citrix Systems, Inc.(a)		12	649
Fidelity National Information Services, Inc.		20	1,014
InterXion Holding NV(a)		14	345
Microsoft Corp.(b)		64	2,422

			8,107

TELECOMMUNICATIONS (0.15%)
Amdocs Ltd.(b)		33	1,428
Cisco Systems, Inc.(b)		63	1,380
Harris Corp.		19	1,318
Vodafone Group PLC, ADR		38	1,408
Windstream Holdings, Inc.(b)		75	561

			6,095

TRANSPORTATION (0.03%)
Norfolk Southern Corp.(b)		15	1,389

TOTAL COMMON STOCKS (Cost $293,705)			326,952

OPEN-END MUTUAL FUNDS (80.13%)
AQR Multi Strategy Alternative Fund, Class I		27,293	263,376
AQR Risk Parity Fund, Class I		24,641	262,430
BlackRock Global Allocation Fund, Inc., Class I		19,580	411,186
Diamond Hill Long-Short Fund, Class Y		24,256	538,494
FPA Crescent Fund		12,763	414,299
MainStay Marketfield Fund, Class I		29,785	545,958
PIMCO Global Multi-Asset Fund, Institutional Class		36,485	371,055
PIMCO Short-Term Fund, Institutional Class		45,446	448,550

			3,255,348

TOTAL OPEN-END MUTUAL FUNDS (Cost $3,155,784)			3,255,348

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.64%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	66,719	66,719

TOTAL SHORT TERM INVESTMENTS (Cost $66,719)			66,719

TOTAL INVESTMENTS (89.82%) (Cost $3,516,208)			$3,649,019

SEGREGATED CASH WITH BROKERS (14.18%)(c)			576,253

SECURITIES SOLD SHORT (-3.83%) (Proceeds $145,128)			(155,735)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.17%)			(7,046)

NET ASSETS (100.00%)			$4,062,491

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value (Note 2)

COMMON STOCKS (-3.78%)
APPAREL (-0.07%)
Deckers Outdoor Corp.	(14)	$(1,091)
Under Armour, Inc., Class A	(15)	(1,622)

		(2,713)

AUTO MANUFACTURERS (-0.01%)
Oshkosh Corp.	(10)	(541)

AUTO PARTS & EQUIPMENT (-0.03%)
American Axle & Manufacturing Holdings, Inc.	(40)	(745)
Federal-Mogul Corp.	(35)	(626)
Modine Manufacturing Co.	(5)	(65)

		(1,436)

BANKS (-0.29%)
Bank of Hawaii Corp.	(14)	(795)
Community Bank System, Inc.	(33)	(1,175)
CVB Financial Corp.	(63)	(940)
First Financial Bankshares, Inc.	(18)	(1,101)
HDFC Bank Ltd., ADR	(24)	(751)
Northern Trust Corp.	(16)	(963)
TCF Financial Corp.	(44)	(708)
Trustmark Corp.	(41)	(974)
UMB Financial Corp.	(13)	(771)
United Bankshares, Inc.	(39)	(1,166)
Valley National Bancorp	(97)	(940)
Westamerica Bancorporation	(27)	(1,333)

		(11,617)

BEVERAGES (-0.04%)
Green Mountain Coffee Roasters, Inc.	(18)	(1,458)

BIOTECHNOLOGY (-0.03%)
Seattle Genetics, Inc.	(29)	(1,301)

BUILDING MATERIALS (-0.07%)
Simpson Manufacturing Co., Inc.	(35)	(1,141)
Trex Co., Inc.	(12)	(844)
Vulcan Materials Co.	(17)	(1,049)

		(3,034)

CHEMICALS (-0.05%)
Air Products & Chemicals, Inc.	(8)	(841)
EI du Pont de Nemours & Co.	(8)	(488)
Zep, Inc.	(41)	(658)

		(1,987)

COMMERCIAL SERVICES (-0.14%)
Iron Mountain, Inc.	(32)	(845)
Monro Muffler Brake, Inc.	(27)	(1,499)
Ritchie Bros. Auctioneers, Inc.	(58)	(1,331)
Rollins, Inc.	(39)	(1,124)
Weight Watchers International, Inc.	(27)	(730)

		(5,529)

COMPUTERS (-0.12%)
IHS, Inc., Class A	(11)	(1,247)
Infosys Ltd., ADR	(29)	(1,699)
Wipro Ltd., ADR	(141)	(1,825)

		(4,771)

	Shares	Value (Note 2)

DISTRIBUTION & WHOLESALE (-0.05%)
Fastenal Co.	(15)	$(659)
Fossil Group, Inc.	(10)	(1,118)
WW Grainger, Inc.	(1)	(235)

		(2,012)

DIVERSIFIED FINANCIAL SERVICES (-0.04%)
Blackhawk Network Holdings, Inc.	(14)	(368)
Eaton Vance Corp.	(2)	(76)
Greenhill & Co., Inc.	(22)	(1,143)

		(1,587)

ELECTRIC (-0.08%)
NextEra Energy, Inc.	(9)	(827)
Ormat Technologies, Inc.	(11)	(271)
Pepco Holdings, Inc.	(58)	(1,127)
TECO Energy, Inc.	(73)	(1,196)

		(3,421)

ELECTRICAL COMPONENTS & EQUIPMENT (-0.04%)
Acuity Brands, Inc.	(13)	(1,652)

ELECTRONICS (-0.08%)
Itron, Inc.	(39)	(1,575)
National Instruments Corp.	(55)	(1,595)

		(3,170)

FOOD (-0.11%)
Annie’s, Inc.	(19)	(762)
Hillshire Brands Co.	(40)	(1,425)
Snyders-Lance, Inc.	(34)	(908)
United Natural Foods, Inc.	(18)	(1,216)

		(4,311)

FOREST PRODUCTS & PAPER (-0.04%)
Resolute Forest Products, Inc.	(28)	(541)
Wausau Paper Corp.	(79)	(1,079)

		(1,620)

GAS (-0.03%)
NiSource, Inc.	(40)	(1,375)

HAND & MACHINE TOOLS (-0.02%)
Kennametal, Inc.	(10)	(433)
Regal-Beloit Corp.	(6)	(445)

		(878)

HEALTHCARE - PRODUCTS (-0.05%)
IDEXX Laboratories, Inc.	(9)	(1,028)
ResMed, Inc.	(21)	(916)

		(1,944)

HEALTHCARE - SERVICES (-0.03%)
Health Net, Inc.	(34)	(1,118)

HOME FURNISHINGS (-0.03%)
iRobot Corp.	(31)	(1,096)

HOUSEHOLD PRODUCTS & WARES (-0.05%)
The Clorox Co.	(14)	(1,236)
The Scotts Miracle-Gro Co., Class A	(16)	(950)

		(2,186)

HOUSEWARES (-0.02%)
The Toro Co.	(12)	(760)

	Shares	Value (Note 2)

INTERNET (-0.34%)
AOL, Inc.	(19)	$(876)
Bankrate, Inc.	(38)	(630)
Blue Nile, Inc.	(23)	(990)
Cogent Communications Group, Inc.	(25)	(1,034)
E-Commerce China Dangdang, Inc., ADR, Class A	(115)	(1,084)
Equinix, Inc.	(7)	(1,296)
Internap Network Services Corp.	(61)	(497)
Netflix, Inc.	(3)	(1,228)
Rackspace Hosting, Inc.	(16)	(583)
Shutterstock, Inc.	(10)	(806)
Sohu.com, Inc.	(5)	(364)
Twitter, Inc.	(5)	(323)
Yelp, Inc.	(8)	(608)
Youku Tudou, Inc., ADR	(23)	(666)
YY, Inc., ADR	(8)	(506)
Zillow, Inc., Class A	(16)	(1,314)
Zynga, Inc., Class A	(198)	(871)

		(13,676)

MACHINERY - CONSTRUCTION & MINING (-0.02%)
Caterpillar, Inc.	(9)	(845)

MACHINERY - DIVERSIFIED (-0.08%)
Briggs & Stratton Corp.	(24)	(506)
Deere & Co.	(10)	(860)
Manitex International, Inc.	(16)	(224)
The Manitowoc Co., Inc.	(27)	(768)
Roper Industries, Inc.	(8)	(1,098)

		(3,456)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(21)	(768)

MINING (-0.03%)
Compass Minerals International, Inc.	(17)	(1,337)

MISCELLANEOUS MANUFACTURING (-0.11%)
Aptargroup, Inc.	(15)	(957)
AZZ, Inc.	(27)	(1,129)
Polypore International, Inc.	(16)	(531)
Raven Industries, Inc.	(27)	(1,011)
Trinity Industries, Inc.	(14)	(815)

		(4,443)

OIL & GAS (-0.29%)
Approach Resources, Inc.	(30)	(603)
Atwood Oceanics, Inc.	(19)	(901)
Carrizo Oil & Gas, Inc.	(24)	(986)
Chesapeake Energy Corp.	(38)	(1,023)
Comstock Resources, Inc.	(25)	(429)
ConocoPhillips	(16)	(1,039)
Continental Resources, Inc.	(11)	(1,212)
Encana Corp.	(57)	(1,024)
Energy XXI Bermuda Ltd.	(35)	(803)
Goodrich Petroleum Corp.	(23)	(396)
Matador Resources Co.	(53)	(1,030)
Oasis Petroleum, Inc.	(22)	(920)
Ultra Petroleum Corp.	(40)	(958)
Whiting Petroleum Corp.	(11)	(642)

		(11,966)

	Shares	Value (Note 2)

OIL & GAS SERVICES (-0.03%)
Oceaneering International, Inc.	(10)	$(681)
RPC, Inc.	(25)	(426)

		(1,107)

REAL ESTATE INVESTMENT TRUSTS (-0.15%)
FelCor Lodging Trust, Inc.	(138)	(1,126)
HCP, Inc.	(24)	(940)
Health Care REIT, Inc.	(15)	(869)
Omega Healthcare Investors, Inc.	(28)	(894)
Realty Income Corp.	(29)	(1,183)
Rouse Properties, Inc.	(53)	(924)

		(5,936)

RETAIL (-0.29%)
AutoNation, Inc.	(13)	(642)
Buffalo Wild Wings, Inc.	(8)	(1,135)
Cabela’s, Inc.	(14)	(936)
Conn’s, Inc.	(18)	(1,093)
Guess?, Inc.	(37)	(1,038)
Jack in the Box, Inc.	(26)	(1,315)
L Brands, Inc.	(19)	(995)
Lululemon Athletica, Inc.	(16)	(731)
Panera Bread Co., Class A	(6)	(1,014)
Sally Beauty Holdings, Inc.	(33)	(936)
Sonic Automotive, Inc., Class A	(39)	(875)
Yum! Brands, Inc.	(14)	(940)

		(11,650)

SAVINGS & LOANS (-0.02%)
Astoria Financial Corp.	(60)	(794)

SEMICONDUCTORS (-0.10%)
Cirrus Logic, Inc.	(34)	(595)
Hittite Microwave Corp.	(26)	(1,491)
International Rectifier Corp.	(47)	(1,223)
Skyworks Solutions, Inc.	(31)	(938)

		(4,247)

SOFTWARE (-0.43%)
Acxiom Corp.	(27)	(971)
Aspen Technology, Inc.	(27)	(1,230)
athenahealth, Inc.	(10)	(1,474)
Blackbaud, Inc.	(42)	(1,447)
Concur Technologies, Inc.	(13)	(1,578)
Glu Mobile, Inc.	(155)	(612)
Jive Software, Inc.	(124)	(1,147)
NetSuite, Inc.	(13)	(1,367)
NQ Mobile, Inc., ADR	(21)	(357)
Red Hat, Inc.	(33)	(1,865)
Salesforce.com, Inc.	(32)	(1,937)
Synchronoss Technologies, Inc.	(32)	(853)
Tyler Technologies, Inc.	(9)	(949)
The Ultimate Software Group, Inc.	(9)	(1,469)
VMware, Inc., Class A	(5)	(451)

		(17,707)

TELECOMMUNICATIONS (-0.24%)
ADTRAN, Inc.	(21)	(533)
America Movil SAB de CV, ADR	(50)	(1,063)
CenturyLink, Inc.	(20)	(577)
Ciena Corp.	(34)	(793)
Finisar Corp.	(35)	(830)

	Shares	Value (Note 2)

TELECOMMUNICATIONS (-0.24%) (continued)
Infinera Corp.	(102)	$(890)
Level 3 Communications, Inc.	(14)	(449)
Palo Alto Networks, Inc.	(21)	(1,249)
Sprint Corp.	(72)	(596)
Telefonica SA, ADR	(65)	(998)
Verizon Communications, Inc.	(12)	(576)
ViaSat, Inc.	(19)	(1,131)

		(9,685)

TOYS, GAMES & HOBBIES (-0.02%)
LeapFrog Enterprises, Inc.	(23)	(164)
Mattel, Inc.	(19)	(719)

		(883)

TRANSPORTATION (-0.09%)
Hub Group, Inc., Class A	(23)	(953)
JB Hunt Transport Services, Inc.	(14)	(1,051)
Kansas City Southern	(10)	(1,056)
Old Dominion Freight Line, Inc.	(10)	(542)

		(3,602)

TOTAL COMMON STOCKS (Proceeds $143,135)		(153,619)

EXCHANGE TRADED FUNDS (-0.05%)
United States Natural Gas Fund LP	(40)	(967)
United States Oil Fund LP	(33)	(1,149)

		(2,116)

TOTAL EXCHANGE TRADED FUNDS (-0.05%) (Proceeds $1,993)		(2,116)

TOTAL SECURITIES SOLD SHORT (Proceeds $145,128)		$(155,735)

(a)	Non-income producing security.
(b)	All security positions either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $133,632.
(c)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

FPA - First Pacific Advisors LLC.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

See notes to quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Depreciation
Morgan Stanley	Loeb King Multistrategy Segregated Portfolio	447,856	1-Month LIBOR BBA	09/02/2014	$(245)

Morgan Stanley	Trilogy Segregated Portfolio	444,378	1-Month LIBOR BBA	09/02/2014	(904)

		892,234			$(1,149)

* The Fund receives weekly payments based on any positive weekly return of the Reference Obligation. The Fund makes payments on any Negative weekly return of such Reference Obligation.

REDMONT RESOLUTE FUND II

SCHEDULE OF INVESTMENTS

January 31, 2014 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (7.69%)

ADVERTISING (0.06%)
Millennial Media, Inc.(a)	14,627	$116,139
Omnicom Group, Inc.(b)	4,466	324,142

		440,281

AEROSPACE & DEFENSE (0.32%)
Cubic Corp.	5,164	255,773
Curtiss-Wright Corp.	1,300	79,846
Lockheed Martin Corp.(b)	3,286	495,890
Northrop Grumman Corp.(b)	2,010	232,255
Raytheon Co.(b)	2,865	272,376
The Boeing Co.	2,736	342,711
Triumph Group, Inc.(b)	4,847	331,632
United Technologies Corp.(b)	1,887	215,156

		2,225,639

AGRICULTURE (0.03%)
Lorillard, Inc.(b)	4,321	212,680

AUTO PARTS & EQUIPMENT (0.11%)
Lear Corp.(b)	4,332	313,334
Tenneco, Inc.(a)	2,447	139,087
TRW Automotive Holdings Corp.(a)	3,666	271,834

		724,255

BANKS (0.73%)
Bank of America Corp.(b)	22,580	378,215
BB&T Corp.(b)	9,417	352,290
Capital One Financial Corp.(b)	6,245	440,959
Citigroup, Inc.(b)	10,020	475,249
Comerica, Inc.	1,699	77,814
Fifth Third Bancorp(b)	19,133	402,176
First NBC Bank Holding Co.(a)	2,724	88,802
Huntington Bancshares, Inc.(b)	30,630	277,814
JPMorgan Chase & Co.(b)	8,631	477,812
Morgan Stanley	2,663	78,585
Regions Financial Corp.(b)	31,593	321,301
State Street Corp.(b)	5,182	346,935
SunTrust Banks, Inc.(b)	5,806	214,938
The Goldman Sachs Group, Inc.(b)	1,640	269,157
The PNC Financial Services Group, Inc.(b)	3,149	251,542
US Bancorp(b)	3,701	147,041
Wells Fargo & Co.(b)	9,356	424,201

		5,024,831

BEVERAGES (0.04%)
Constellation Brands, Inc., Class A(a)(b)	3,897	298,783

Description	Shares	Value (Note 2)

BIOTECHNOLOGY (0.02%)
Amgen, Inc.	1,245	$148,093

BUILDING MATERIALS (0.04%)
Masco Corp.	12,718	269,113

CHEMICALS (0.19%)
Albemarle Corp.	3,415	219,175
HB Fuller Co.	5,475	255,025
Huntsman Corp.(b)	14,279	312,996
LyondellBasell Industries NV, Class A(b)	4,516	355,680
Minerals Technologies, Inc.	2,905	150,130

		1,293,006

COMMERCIAL SERVICES (0.40%)
Alliance Data Systems Corp.(a)	813	194,844
Chemed Corp.(b)	2,290	180,727
Equifax, Inc.	3,901	273,304
FTI Consulting, Inc.(a)(b)	4,017	148,910
Global Payments, Inc.	4,396	290,532
Live Nation Entertainment, Inc.(a)	8,832	187,857
Manpowergroup, Inc.(b)	4,805	374,309
Moody’s Corp.(b)	3,149	234,852
Robert Half International, Inc.(b)	5,886	245,917
Total System Services, Inc.	7,485	223,652
Towers Watson & Co., Class A	1,354	158,310
Vantiv, Inc., Class A(a)	9,310	282,465

		2,795,679

COMPUTERS (0.33%)
Apple, Inc.	148	74,089
Brocade Communications Systems, Inc.(a)(b)	54,278	506,956
EMC Corp.(b)	13,898	336,887
NetApp, Inc.(b)	9,554	404,516
Seagate Technology PLC	6,982	369,069
Teradata Corp.(a)	2,989	122,908
Western Digital Corp.(b)	5,427	467,645

		2,282,070

DISTRIBUTION & WHOLESALE (0.07%)
Arrow Electronics, Inc.(a)(b)	7,703	395,780
WESCO International, Inc.(a)	1,214	100,713

		496,493

DIVERSIFIED FINANCIAL SERVICES (0.16%)
Discover Financial Services(b)	5,866	314,711
Raymond James Financial, Inc.(b)	4,043	205,829
SLM Corp.	7,598	172,930
TD Ameritrade Holding Corp.(b)	6,839	213,719
The Charles Schwab Corp.(b)	7,571	187,912

		1,095,101

Description	Shares	Value (Note 2)

ELECTRIC (0.01%)
AES Corp.	3,988	$56,071

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Hubbell, Inc., Class B(b)	995	116,146

ELECTRONICS (0.31%)
Agilent Technologies, Inc.	3,680	213,992
Avnet, Inc.(b)	8,200	336,774
Flextronics International Ltd.(a)(b)	47,092	383,800
Honeywell International, Inc.(b)	2,378	216,945
Jabil Circuit, Inc.	20,023	359,813
Koninklijke Philips NV, NY Registered Shares	7,474	259,348
TE Connectivity Ltd.	3,953	223,384
Tyco International Ltd.(b)	4,091	165,644

		2,159,700

ENTERTAINMENT (0.02%)
Six Flags Entertainment Corp.	4,121	147,903

FOOD (0.12%)
Dean Foods Co.(a)	11,045	174,511
Tyson Foods, Inc., Class A(b)	12,381	463,050
Unilever NV, NY Registered Shares(b)	4,754	177,514

		815,075

FOREST PRODUCTS & PAPER (0.06%)
International Paper Co.(b)	8,198	391,372

HEALTHCARE - PRODUCTS (0.14%)
Boston Scientific Corp.(a)	16,370	221,486
CareFusion Corp.(a)(b)	3,454	140,820
Covidien PLC(b)	4,095	279,443
Edwards Lifesciences Corp.(a)	921	59,976
Integra LifeSciences Holdings Corp.(a)	2,381	110,621
Medtronic, Inc.	3,283	185,686

		998,032

HEALTHCARE - SERVICES (0.25%)
Cigna Corp.(b)	2,215	191,177
DaVita HealthCare Partners, Inc.(a)(b)	4,189	271,992
ICON PLC(a)	2,131	89,523
Laboratory Corp. of America Holdings(a)	2,928	263,022
Quest Diagnostics, Inc.	4,497	236,092
Select Medical Holdings Corp.	18,471	199,487
UnitedHealth Group, Inc.(b)	3,403	245,969
Universal Health Services, Inc., Class B(b)	2,747	225,309

		1,722,571

Description	Shares	Value (Note 2)

HOME BUILDERS (0.04%)
NVR, Inc.(a)	240	$276,818

HOUSEWARES (0.04%)
Newell Rubbermaid, Inc.(b)	9,511	293,890

INSURANCE (0.39%)
ACE Ltd.(b)	3,186	298,879
Axis Capital Holdings Ltd.(b)	5,036	226,721
Berkshire Hathaway, Inc., Class B(a)(b)	2,752	307,123
Endurance Specialty Holdings Ltd.	4,031	211,184
MetLife, Inc.(b)	4,390	215,329
Reinsurance Group of America, Inc.(b)	2,198	164,125
The Allstate Corp.	5,885	301,312
The Travelers Cos., Inc.(b)	3,560	289,357
Torchmark Corp.(b)	2,097	157,589
Validus Holdings Ltd.(b)	7,289	261,821
WR Berkley Corp.	6,275	243,219

		2,676,659

INTERNET (0.38%)
Baidu, Inc., ADR(a)	1,111	173,872
CDW Corp.	9,841	232,936
Ctrip.com International Ltd., ADR(a)	3,438	135,835
eBay, Inc.(a)(b)	7,535	400,862
Expedia, Inc.(b)	3,811	247,639
Global Sources Ltd.(a)	4,404	29,066
Google, Inc., Class A(a)	215	253,909
NetEase, Inc., ADR(a)(b)	4,750	356,108
Perfect World Co. Ltd., ADR	5,386	104,219
SINA Corp.(a)(b)	2,258	147,199
Symantec Corp.	7,998	171,237
ValueClick, Inc.(a)	3,606	77,529
Yahoo!, Inc(a)	7,842	282,469

		2,612,880

MACHINERY - DIVERSIFIED (0.04%)
AGCO Corp.	1,884	100,474
CNH Industrial NV(a)	1	7
Flowserve Corp.	2,618	189,360

		289,841

MEDIA (0.44%)
CBS Corp., Class B(b)	3,738	219,495
Comcast Corp., Class A(b)	8,694	473,388
Gannett Co., Inc.(b)	8,217	226,214
Liberty Global PLC, Class A(a)(b)	1,733	138,519
Liberty Global PLC, Class C(a)	6,210	492,639
Liberty Media Corp., Class A(a)	1,715	225,677
News Corp., Class A(a)	16,319	260,451
Phoenix New Media Ltd., ADR(a)	12,321	118,898
The Walt Disney Co.(b)	3,320	241,065
Time Warner Cable, Inc.(b)	1,530	203,903
Time Warner, Inc.(b)	3,342	209,978

Description	Shares	Value (Note 2)

MEDIA (continued)
Viacom, Inc., Class B(b)	3,137	$257,548

		3,067,775

METAL FABRICATE & HARDWARE (0.06%)
Global Brass & Copper Holdings, Inc.	7,758	134,136
Timken Co.(b)	4,381	246,781

		380,917

MINING (0.01%)
Yamana Gold, Inc.	9,157	85,801

MISCELLANEOUS MANUFACTURING (0.19%)
3M Co.	1,116	143,060
Carlisle Cos., Inc.(b)	1,825	136,017
Dover Corp.(b)	1,873	162,127
Parker Hannifin Corp.(b)	1,699	192,616
Siemens AG, ADR	2,046	258,389
Standex International Corp.	3,191	181,504
Textron, Inc.(b)	6,809	241,720

		1,315,433

OIL & GAS (0.74%)
Canadian Natural Resources Ltd.(b)	10,741	351,768
Diamondback Energy, Inc.(a)(b)	6,104	317,286
Energen Corp.(b)	4,851	343,063
Ensco PLC, Class A(b)	3,185	160,428
EOG Resources, Inc.(b)	3,550	586,602
EQT Corp.(b)	4,501	417,738
Exxon Mobil Corp.(b)	7,932	731,013
Gulfport Energy Corp.(a)	4,864	296,461
Kosmos Energy Ltd.(a)	14,734	152,350
Marathon Oil Corp.(b)	3,262	106,961
Occidental Petroleum Corp.(b)	3,733	326,899
Phillips 66	4,972	363,403
Rice Energy, Inc.(a)	14,999	352,776
Rosetta Resources, Inc.(a)	1,260	53,689
Valero Energy Corp.	7,581	387,389
Western Refining, Inc.	4,486	175,447

		5,123,273

OIL & GAS SERVICES (0.09%)
Cameron International Corp.(a)(b)	2,561	153,583
Halliburton Co.(b)	4,015	196,775
Schlumberger Ltd.(b)	3,411	298,702

		649,060

PACKAGING & CONTAINERS (0.30%)
Berry Plastics Group, Inc.(a)	20,332	453,404
Crown Holdings, Inc.(a)(b)	11,866	487,693
Graphic Packaging Holding Co.(a)(b)	60,347	573,296
Owens-Illinois, Inc.(a)	7,245	232,130
Silgan Holdings, Inc.	6,775	310,498

		2,057,021

Description	Shares	Value (Note 2)

PHARMACEUTICALS (0.51%)
AbbVie, Inc.(b)	4,709	$231,824
AstraZeneca PLC, ADR	5,722	363,347
Bayer AG, ADR	1,559	205,786
Cardinal Health, Inc.(b)	4,650	316,293
Endo Health Solutions, Inc.(a)(b)	2,000	131,760
Express Scripts Holding Co.(a)(b)	5,223	390,106
Johnson & Johnson(b)	3,297	291,685
McKesson Corp.	1,592	277,661
Novartis AG, ADR	4,101	324,266
Omnicare, Inc.(b)	5,226	326,416
Pfizer, Inc.(b)	9,604	291,962
Roche Holding AG, ADR(b)	1,738	119,227
Sanofi, ADR(b)	4,704	230,026

		3,500,359

REAL ESTATE INVESTMENT TRUSTS (0.12%)
American Capital Agency Corp.	6,490	135,965
American Homes 4 Rent, Class A	8,125	135,525
American Residential Properties, Inc.(a)	6,224	115,144
Annaly Capital Management, Inc.	12,548	135,142
Boston Properties, Inc.(b)	925	99,983
Equity Residential(b)	1,613	89,328
Post Properties, Inc.	2,907	136,426

		847,513

RETAIL (0.22%)
American Eagle Outfitters, Inc.	4,029	54,512
Bed Bath & Beyond, Inc.(a)(b)	3,843	245,376
CVS Caremark Corp.(b)	4,801	325,124
Foot Locker, Inc.(b)	5,014	193,540
Macy’s, Inc.(b)	6,123	325,744
Rite Aid Corp.(a)	48,542	269,408
Target Corp.	2,228	126,194

		1,539,898

SAVINGS & LOANS (0.01%)
First Niagara Financial Group, Inc.	8,119	70,148

SEMICONDUCTORS (0.27%)
Analog Devices, Inc.	1,651	79,694
Avago Technologies Ltd.	8,381	457,938
LSI Corp.(b)	42,023	463,514
ON Semiconductor Corp.(a)(b)	35,613	297,725
QUALCOMM, Inc.(b)	3,157	234,312
Texas Instruments, Inc.(b)	7,218	306,043

		1,839,226

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.(b)	3,363	319,552

SOFTWARE (0.19%)
Activision Blizzard, Inc.(b)	20,108	344,450
CA, Inc.	4,006	128,512

Description		Shares	Value (Note 2)

SOFTWARE (continued)
Changyou.com Ltd., ADR(a)		4,028	$120,961
Citrix Systems, Inc.(a)		1,945	105,166
Fidelity National Information Services, Inc.		3,205	162,494
InterXion Holding NV(a)		2,290	56,380
Microsoft Corp.(b)		10,441	395,192

			1,313,155

TELECOMMUNICATIONS (0.14%)
Amdocs Ltd.(b)		5,370	232,306
Cisco Systems, Inc.(b)		10,273	225,081
Harris Corp.		3,126	216,757
Vodafone Group PLC, ADR		6,145	227,734
Windstream Holdings, Inc.		12,191	91,189

			993,067

TRANSPORTATION (0.03%)
Norfolk Southern Corp.(b)		2,501	231,568

TOTAL COMMON STOCKS (Cost $47,800,630)			53,196,748

OPEN-END MUTUAL FUNDS (80.62%)
AQR Multi Strategy Alternative Fund, Class I		4,803,834	46,357,000
AQR Risk Parity Fund, Class I		4,326,426	46,076,441
BlackRock Global Allocation Fund, Inc., Class I		3,471,619	72,904,008
Diamond Hill Long-Short Fund, Class Y		4,161,001	92,374,216
FPA Crescent Fund		2,264,943	73,520,036
MainStay Marketfield Fund, Class I		5,110,347	93,672,659
PIMCO Global Multi-Asset Fund, Institutional Class		5,720,637	58,178,881
PIMCO Short-Term Fund, Institutional Class		7,536,723	74,387,454

			557,470,695

TOTAL OPEN-END MUTUAL FUNDS (Cost $546,588,257)			557,470,695

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.96%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	13,543,848	13,543,848

TOTAL SHORT TERM INVESTMENTS (Cost $13,543,848)			13,543,848

TOTAL INVESTMENTS (90.27%) (Cost $607,932,735)			$624,211,291

SEGREGATED CASH WITH BROKERS (13.67%)(c)			94,493,896

SECURITIES SOLD SHORT (-3.67%) (Proceeds $23,709,714)			(25,393,139)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.27%)			(1,809,666)

NET ASSETS (100.00%)			$691,502,383

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value (Note 2)

COMMON STOCKS (-3.62%)
APPAREL (-0.06%)
Deckers Outdoor Corp.	(2,243)	$(174,842)
Under Armour, Inc., Class A	(2,487)	(268,869)

		(443,711)

AUTO MANUFACTURERS (-0.01%)
Oshkosh Corp.	(1,666)	(90,197)

AUTO PARTS & EQUIPMENT (-0.03%)
American Axle & Manufacturing Holdings, Inc.	(6,549)	(121,942)
Federal-Mogul Corp.	(5,771)	(103,186)
Modine Manufacturing Co.	(802)	(10,506)

		(235,634)

BANKS (-0.27%)
Bank of Hawaii Corp.	(2,285)	(129,742)
Community Bank System, Inc.	(5,441)	(193,700)
CVB Financial Corp.	(10,322)	(154,004)
First Financial Bankshares, Inc.	(2,856)	(174,702)
HDFC Bank Ltd., ADR	(3,831)	(119,872)
Northern Trust Corp.	(2,564)	(154,404)
TCF Financial Corp.	(7,129)	(114,777)
Trustmark Corp.	(6,675)	(158,598)
UMB Financial Corp.	(2,082)	(123,442)
United Bankshares, Inc.	(6,392)	(191,057)
Valley National Bancorp	(15,838)	(153,470)
Westamerica Bancorporation	(4,429)	(218,615)

		(1,886,383)

BEVERAGES (-0.04%)
Green Mountain Coffee Roasters, Inc.	(2,976)	(241,056)

BIOTECHNOLOGY (-0.03%)
Seattle Genetics, Inc.	(4,659)	(209,003)

BUILDING MATERIALS (-0.07%)
Simpson Manufacturing Co., Inc.	(5,681)	(185,201)
Trex Co., Inc.	(2,022)	(142,207)
Vulcan Materials Co.	(2,700)	(166,671)

		(494,079)

CHEMICALS (-0.05%)
Air Products & Chemicals, Inc.	(1,244)	(130,794)
EI du Pont de Nemours & Co.	(1,329)	(81,083)
Zep, Inc.	(6,704)	(107,532)

		(319,409)

COMMERCIAL SERVICES (-0.13%)
Iron Mountain, Inc.	(5,264)	(139,022)
Monro Muffler Brake, Inc.	(4,373)	(242,745)
Ritchie Bros. Auctioneers, Inc.	(9,402)	(215,870)
Rollins, Inc.	(6,346)	(182,892)
Weight Watchers International, Inc.	(4,462)	(120,608)

		(901,137)

COMPUTERS (-0.11%)
IHS, Inc., Class A	(1,822)	(206,633)
Infosys Ltd., ADR	(4,797)	(281,008)
Wipro Ltd., ADR	(22,873)	(295,977)

		(783,618)

DISTRIBUTION & WHOLESALE (-0.05%)
Fastenal Co.	(2,412)	(105,959)

	Shares	Value (Note 2)

DISTRIBUTION & WHOLESALE (-0.05%) (continued)
Fossil Group, Inc.	(1,655)	$(185,079)
WW Grainger, Inc.	(224)	(52,523)

		(343,561)

DIVERSIFIED FINANCIAL SERVICES (-0.04%)
Blackhawk Network Holdings, Inc.	(2,278)	(59,934)
Eaton Vance Corp.	(422)	(16,066)
Greenhill & Co., Inc.	(3,644)	(189,306)

		(265,306)

ELECTRIC (-0.08%)
NextEra Energy, Inc.	(1,503)	(138,171)
Ormat Technologies, Inc.	(1,838)	(45,307)
Pepco Holdings, Inc.	(9,510)	(184,779)
TECO Energy, Inc.	(11,820)	(193,611)

		(561,868)

ELECTRICAL COMPONENTS & EQUIPMENT (-0.04%)
Acuity Brands, Inc.	(2,096)	(266,276)

ELECTRONICS (-0.07%)
Itron, Inc.	(6,327)	(255,484)
National Instruments Corp.	(8,990)	(260,710)

		(516,194)

FOOD (-0.10%)
Annie’s, Inc.	(3,102)	(124,452)
Hillshire Brands Co.	(6,501)	(231,566)
Snyders-Lance, Inc.	(5,552)	(148,294)
United Natural Foods, Inc.	(2,946)	(199,061)

		(703,373)

FOREST PRODUCTS & PAPER (-0.04%)
Resolute Forest Products, Inc.	(4,604)	(88,857)
Wausau Paper Corp.	(12,810)	(174,985)

		(263,842)

GAS (-0.03%)
NiSource, Inc.	(6,478)	(222,649)

HAND & MACHINE TOOLS (-0.02%)
Kennametal, Inc.	(1,668)	(72,291)
Regal-Beloit Corp.	(949)	(70,312)

		(142,603)

HEALTHCARE - PRODUCTS (-0.05%)
IDEXX Laboratories, Inc.	(1,509)	(172,418)
ResMed, Inc.	(3,477)	(151,632)

		(324,050)

HEALTHCARE - SERVICES (-0.03%)
Health Net, Inc.	(5,453)	(179,349)

HOME FURNISHINGS (-0.03%)
iRobot Corp.	(5,095)	(180,057)

HOUSEHOLD PRODUCTS & WARES (-0.05%)
The Clorox Co.	(2,264)	(199,843)
The Scotts Miracle-Gro Co., Class A	(2,536)	(150,613)

		(350,456)

HOUSEWARES (-0.02%)
The Toro Co.	(2,005)	(127,037)

INTERNET (-0.32%)
AOL, Inc.	(3,020)	(139,162)

	Shares	Value (Note 2)

INTERNET (-0.32%) (continued)
Bankrate, Inc.	(6,224)	$(103,256)
Blue Nile, Inc.	(3,665)	(157,815)
Cogent Communications Group, Inc.	(4,141)	(171,313)
E-Commerce China Dangdang, Inc., ADR, Class A	(18,778)	(177,077)
Equinix, Inc.	(1,082)	(200,386)
Internap Network Services Corp.	(9,949)	(81,084)
Netflix, Inc.	(500)	(204,665)
Rackspace Hosting, Inc.	(2,539)	(92,445)
Shutterstock, Inc.	(1,558)	(125,590)
Sohu.com, Inc.	(747)	(54,367)
Twitter, Inc.	(873)	(56,309)
Yelp, Inc.	(1,383)	(105,039)
Youku Tudou, Inc., ADR	(3,747)	(108,513)
YY, Inc., ADR	(1,244)	(78,745)
Zillow, Inc., Class A	(2,650)	(217,565)
Zynga, Inc., Class A	(32,185)	(141,614)

		(2,214,945)

MACHINERY - CONSTRUCTION & MINING (-0.02%)
Caterpillar, Inc.	(1,475)	(138,517)

MACHINERY - DIVERSIFIED (-0.08%)
Briggs & Stratton Corp.	(3,829)	(80,677)
Deere & Co.	(1,650)	(141,834)
Manitex International, Inc.	(2,614)	(36,649)
The Manitowoc Co., Inc.	(4,407)	(125,379)
Roper Industries, Inc.	(1,296)	(177,863)

		(562,402)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(3,407)	(124,526)

MINING (-0.03%)
Compass Minerals International, Inc.	(2,801)	(220,215)

MISCELLANEOUS MANUFACTURING (-0.10%)
Aptargroup, Inc.	(2,412)	(153,885)
AZZ, Inc.	(4,456)	(186,305)
Polypore International, Inc.	(2,586)	(85,726)
Raven Industries, Inc.	(4,395)	(164,593)
Trinity Industries, Inc.	(2,264)	(131,833)

		(722,342)

OIL & GAS (-0.28%)
Approach Resources, Inc.	(4,925)	(98,943)
Atwood Oceanics, Inc.	(3,055)	(144,807)
Carrizo Oil & Gas, Inc.	(3,872)	(159,139)
Chesapeake Energy Corp.	(6,210)	(167,111)
Comstock Resources, Inc.	(4,086)	(70,075)
ConocoPhillips	(2,629)	(170,754)
Continental Resources, Inc.	(1,807)	(199,131)
Encana Corp.	(9,307)	(167,247)
Energy XXI Bermuda Ltd.	(5,675)	(130,241)
Goodrich Petroleum Corp.	(3,700)	(63,714)
Matador Resources Co.	(8,564)	(166,484)
Oasis Petroleum, Inc.	(3,590)	(150,098)
Ultra Petroleum Corp.	(6,487)	(155,364)
Whiting Petroleum Corp.	(1,747)	(101,990)

		(1,945,098)

	Shares	Value (Note 2)

OIL & GAS SERVICES (-0.03%)
Oceaneering International, Inc.	(1,591)	$(108,427)
RPC, Inc.	(4,082)	(69,516)

		(177,943)

REAL ESTATE INVESTMENT TRUSTS (-0.14%)
FelCor Lodging Trust, Inc.	(22,390)	(182,702)
HCP, Inc.	(3,969)	(155,386)
Health Care REIT, Inc.	(2,401)	(139,066)
Omega Healthcare Investors, Inc.	(4,553)	(145,423)
Realty Income Corp.	(4,759)	(194,072)
Rouse Properties, Inc.	(8,588)	(149,775)

		(966,424)

RETAIL (-0.28%)
AutoNation, Inc.	(2,158)	(106,584)
Buffalo Wild Wings, Inc.	(1,375)	(195,058)
Cabela’s, Inc.	(2,349)	(157,054)
Conn’s, Inc.	(2,851)	(173,084)
Guess?, Inc.	(5,968)	(167,402)
Jack in the Box, Inc.	(4,306)	(217,754)
L Brands, Inc.	(3,093)	(161,949)
Lululemon Athletica, Inc.	(2,637)	(120,485)
Panera Bread Co., Class A	(999)	(168,901)
Sally Beauty Holdings, Inc.	(5,415)	(153,678)
Sonic Automotive, Inc., Class A	(6,375)	(142,991)
Yum! Brands, Inc.	(2,314)	(155,385)

		(1,920,325)

SAVINGS & LOANS (-0.02%)
Astoria Financial Corp.	(9,739)	(128,944)

SEMICONDUCTORS (-0.10%)
Cirrus Logic, Inc.	(5,591)	(97,898)
Hittite Microwave Corp.	(4,207)	(241,271)
International Rectifier Corp.	(7,570)	(196,896)
Skyworks Solutions, Inc.	(4,999)	(151,220)

		(687,285)

SOFTWARE (-0.42%)
Acxiom Corp.	(4,429)	(159,267)
Aspen Technology, Inc.	(4,366)	(198,959)
athenahealth, Inc.	(1,698)	(250,285)
Blackbaud, Inc.	(6,797)	(234,225)
Concur Technologies, Inc.	(2,128)	(258,212)
Glu Mobile, Inc.	(25,350)	(100,132)
Jive Software, Inc.	(20,242)	(187,238)
NetSuite, Inc.	(2,072)	(217,933)
NQ Mobile, Inc., ADR	(3,361)	(57,204)
Red Hat, Inc.	(5,390)	(304,535)
Salesforce.com, Inc.	(5,221)	(316,027)
Synchronoss Technologies, Inc.	(5,201)	(138,659)
Tyler Technologies, Inc.	(1,447)	(152,586)
The Ultimate Software Group, Inc.	(1,464)	(238,969)
VMware, Inc., Class A	(865)	(77,971)

		(2,892,202)

TELECOMMUNICATIONS (-0.23%)
ADTRAN, Inc.	(3,383)	(85,894)
America Movil SAB de CV, ADR	(8,106)	(172,334)
CenturyLink, Inc.	(3,193)	(92,150)
Ciena Corp.	(5,494)	(128,175)
Finisar Corp.	(5,771)	(136,830)

	Shares	Value (Note 2)

TELECOMMUNICATIONS (-0.23%) (continued)
Infinera Corp.	(16,595)	$(144,708)
Level 3 Communications, Inc.	(2,236)	(71,776)
Palo Alto Networks, Inc.	(3,397)	(201,952)
Sprint Corp.	(11,633)	(96,205)
Telefonica SA, ADR	(10,516)	(161,526)
Verizon Communications, Inc.	(1,950)	(93,639)
ViaSat, Inc.	(3,095)	(184,183)

		(1,569,372)

TOYS, GAMES & HOBBIES (-0.02%)
LeapFrog Enterprises, Inc.	(3,798)	(27,042)
Mattel, Inc.	(3,106)	(117,531)

		(144,573)

TRANSPORTATION (-0.08%)
Hub Group, Inc., Class A	(3,674)	(152,287)
JB Hunt Transport Services, Inc.	(2,350)	(176,368)
Kansas City Southern	(1,580)	(166,832)
Old Dominion Freight Line, Inc.	(1,620)	(87,869)

		(583,356)

TOTAL COMMON STOCKS (Proceeds $23,385,681)		(25,049,317)

EXCHANGE TRADED FUNDS (-0.05%)
United States Natural Gas Fund LP	(6,472)	(156,493)
United States Oil Fund LP	(5,383)	(187,329)

		(343,822)

TOTAL EXCHANGE TRADED FUNDS (-0.05%) (Proceeds $324,033)		(343,822)

TOTAL SECURITIES SOLD SHORT (Proceeds $23,709,714)		$(25,393,139)

SCHEDULE OF WRITTEN OPTIONS

	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)

WRITTEN OPTIONS
Call Options
Cameron International Corp.	(15)	$55.00	02/22/2014	$(8,175)
EOG Resources, Inc.	(15)	170.00	04/19/2014	(9,938)
Exxon Mobil Corp.	(39)	97.50	07/19/2014	(6,025)

TOTAL WRITTEN OPTIONS (Proceeds $31,169)				$(24,138)

(a)	Non-income producing security.
(b)	All security positions either entirely or partially held in a segregated account as collateral for securities sold short and written options aggregating a total market value of $22,177,519.
(c)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

FPA - First Pacific Advisors LLC.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

See notes to quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Depreciation

Morgan Stanley	Loeb King Multistrategy Segregated Portfolio	74,194,814	1-Month LIBOR BBA	09/02/2014	$(40,555)
Morgan Stanley	Trilogy Segregated Portfolio	73,618,684	1-Month LIBOR BBA	09/02/2014	(149,832)

		147,813,498			$(190,387)

* The Fund receives weekly payments based on any positive weekly return of the Reference Obligation. The Fund makes payments on any Negative weekly return of such Reference Obligation.

Redmont Funds	Notes to Quarterly Schedule of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust has 30 registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Funds pursue their objectives primarily by allocating their assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties, for the purposes of seeking economic exposure to alternative or hedging strategies. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares of a particular Fund have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling

Redmont Funds	Notes to Quarterly Schedule of Investments
January 31, 2014 (Unaudited)

to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected.

Each Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Each Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at January 31, 2014 are disclosed in the Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Written option activity for the nine months ended January 31, 2014 was as follows:

Redmont Resolute Fund II

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, April 30, 2013	–	$–	–	$–
Written	(172)	(94,993)	–	–
Exercised	40	20,280	–	–
Expired	9	2,809	–	–
Closed	54	40,735	–	–

Outstanding, January 31, 2014	69	$(31,169)	–	$–

Market Value, January 31, 2014		$(24,138)		$–

Redmont Funds	Notes to Quarterly Schedule of Investments
January 31, 2014 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2014:

Redmont Resolute Fund I
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$326,952	$–	$–	$326,952
Open-End Mutual Funds	3,255,348	–	–	3,255,348
Short Term Investments	66,719	–	–	66,719

Total	$3,649,019	$–	$–	$3,649,019

Other Financial Instruments

Liabilities:
Securities Sold Short	$(153,619)	$–	$–	$(153,619)
Exchange Traded Funds Sold Short	(2,116)	–	–	(2,116)
Total Return Swap Contracts	–	(1,149)	–	(1,149)

Total	$(155,735)	$(1,149)	$–	$(156,885)

Redmont Resolute Fund II
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$53,196,748	$–	$–	$53,196,748
Open-End Mutual Funds	557,470,695	–	–	557,470,695
Short Term Investments	13,543,848	–	–	13,543,848

Total	$624,211,291	$–	$–	$624,211,291

Other Financial Instruments

Liabilities:
Securities Sold Short	$(25,049,317)	$–	$–	$(25,049,317)
Exchange Traded Funds Sold Short	(343,822)	–	–	(343,822)
Written Options	(24,138)	–	–	(24,138)
Total Return Swap Contracts	–	(190,387)	–	(190,387)

Total	$(25,417,277)	$(190,387)	$–	$(25,607,664)

Redmont Funds	Notes to Quarterly Schedule of Investments
January 31, 2014 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes

Redmont Resolute Fund I	$181,058	$(54,896)	$126,162	$3,522,857
Redmont Resolute Fund II	27,869,424	(12,392,401)	15,477,023	608,734,268

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2014 (Unaudited)
	Currency	Shares	Value
COMMON STOCKS (87.9%)
Brazil (7.1%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	140,000	$1,746,193
Odontoprev SA	BRL	290,000	1,081,529
Aliansce Shopping Centers SA	BRL	120,000	814,503

Total Brazil			3,642,225

Chile (1.8%)
Corpbanca SA	CLP	82,535,716	907,652

Total Chile			907,652

China / Hong Kong (14.2%)
Dongfang Electric Corp., Ltd.	HKD	1,130,000	1,569,409
Hang Lung Properties, Ltd.	HKD	550,000	1,535,497
Digital China Holdings, Ltd.	HKD	1,200,000	1,181,706
SinoMedia Holding, Ltd.	HKD	1,569,000	1,090,138
Beijing Enterprises Holdings, Ltd.	HKD	115,000	982,313
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	760,000	895,926

Total China / Hong Kong			7,254,989

India (6.2%)
Sun Pharma Advanced Research Co., Ltd.(a)	INR	525,000	1,356,596
Infosys, Ltd. ADR	USD	19,000	1,113,020
Navneet Education, Ltd.	INR	818,880	709,029

Total India			3,178,645

Indonesia (3.2%)
Astra International Tbk PT	IDR	3,100,000	1,641,434

Total Indonesia			1,641,434

Japan (5.8%)
NTT DOCOMO, Inc.	JPY	110,000	1,790,447
Ajinomoto Co., Inc.	JPY	80,000	1,138,495

Total Japan			2,928,942

Malaysia (4.4%)
AMMB Holdings Bhd	MYR	625,000	1,372,852
Hartalega Holdings Bhd	MYR	399,960	848,563

Total Malaysia			2,221,415

	Currency	Shares	Value
Mexico (6.0%)
Grupo Herdez SAB de CV	MXN	350,000	$1,092,867
Grupo Financiero Banorte SAB de CV	MXN	160,000	1,009,960
Kimberly-Clark Mexico SAB de CV, Class A	MXN	375,000	963,156

Total Mexico			3,065,983

Poland (7.1%)
Bank Pekao SA	PLN	24,500	1,439,142
Asseco Poland SA	PLN	75,000	1,095,495
PGE SA	PLN	205,000	1,073,128

Total Poland			3,607,765

Singapore (10.1%)
Keppel Corp., Ltd.	SGD	230,000	1,883,024
Singapore Telecommunications Ltd.	SGD	600,000	1,665,984
SIA Engineering Co., Ltd.	SGD	420,000	1,621,774

Total Singapore			5,170,782

South Africa (1.5%)
Life Healthcare Group Holdings, Ltd.	ZAR	240,000	766,557

Total South Africa			766,557

South Korea (3.3%)
Sindoh Co., Ltd.	KRW	29,000	1,676,598

Total South Korea			1,676,598

Taiwan (5.0%)
Taiwan Hon Chuan Enterprise Co., Ltd.	TWD	560,000	1,177,702
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	290,000	1,006,465
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	USD	22,000	372,240

Total Taiwan			2,556,407

Thailand (0.5%)
Thai Reinsurance PCL(a)	THB	2,633,002	269,602

Total Thailand			269,602

Turkey (5.0%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	405,000	1,397,417
Arcelik AS	TRY	230,000	1,134,433

Total Turkey			2,531,850

Vietnam (6.7%)
Bao Viet Holdings	VND	440,000	971,510

			Currency	Shares	Value
Vietnam (continued)
Nam Long Investment Corp.(a)			VND	1,115,100	$900,128
PetroVietnam Drilling and Well Services JSC			VND	255,739	874,322
Vietnam National Reinsurance Corp.			VND	325,800	400,675
Dry Cell & Storage Battery JSC			VND	280,990	288,195

Total Vietnam					3,434,830

TOTAL COMMON STOCKS
(Cost $46,228,573)					44,855,676

PREFERRED STOCKS (6.9%)

Brazil (4.8%)
Vale SA			BRL	133,000	1,653,372
Banco Bradesco SA, ADR			USD	75,000	789,750

Total Brazil					2,443,122

South Korea (2.1%)
Samsung Fire & Marine Insurance Co., Ltd.			KRW	6,000	822,661
S-Oil Corp.			KRW	5,896	285,289

Total South Korea					1,107,950

TOTAL PREFERRED STOCKS
(Cost $3,606,331)					3,551,072

	Currency	Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS (1.6%)

Singapore (1.6%)
Olam International, Ltd.	USD	6.00%	10/15/16	$800,000	$805,000

Total Singapore					805,000

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $830,044)					805,000

TOTAL INVESTMENTS
(Cost $50,664,948) (96.4%)					$49,211,748

Cash and Other Assets, Less Liabilities (3.6%)					1,813,596

NET ASSETS (100.0%)					$51,025,344

(a)	Non-income producing security.

Currency Abbreviations
BRL	-	Brazil Real
CLP	-	Chile Peso
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Common Abbreviations:
ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
PCL	-	Public Company Limited.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns. The Fund offers Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2014:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$44,855,676	$–	$–	$44,855,676
Preferred Stocks	3,551,072	–	–	3,551,072
Convertible Corporate Bonds	–	805,000	–	805,000

Total	$48,406,748	$805,000	$–	$49,211,748

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Fund transferred between Levels 1 and 2 at January 31, 2014 were as follows:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$18,875,836	$–	$–	$(18,875,836)
Preferred Stocks	1,107,950	–	–	(1,107,950)

Total	$19,983,786	$–	$–	$(19,983,786)

The above transfers were due to the Fund utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2014 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Tax Basis of Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Depreciation
Seafarer Overseas Growth and Income Fund	$51,043,375	$2,260,385	$(4,092,012)	$(1,831,627)

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	January 31, 2014
(Unaudited)

	Shares	Market Value
COMMON STOCKS (98.47%)
CONSUMER DISCRETIONARY - (11.18%)
Advertising Agencies (1.13%)
Constant Contact, Inc.**	8,000	$216,080

Consumer Services (2.05%)
Steiner Leisure, Ltd.**	8,000	392,080

Education Services (2.63%)
K12, Inc.**	23,000	504,850

Homebuilding (1.36%)
TRI Pointe Homes, Inc.**	14,750	260,190

Household Furnishings (3.07%)
Select Comfort Corp.**	36,000	589,320

Textiles, Apparel & Shoes (0.94%)
Vera Bradley, Inc.**	7,500	180,150

TOTAL CONSUMER DISCRETIONARY		2,142,670

CONSUMER STAPLES - (0.95%)
Foods (0.95%)
Chefs’ Warehouse, Inc.**	7,750	182,977

TOTAL CONSUMER STAPLES		182,977

ENERGY - (13.52%)
Exploration & Production (5.18%)
Halcon Resources Corp.**	178,000	599,860
Kodiak Oil & Gas Corp.**	37,000	392,570

		992,430

Offshore Drilling & Other Services (2.60%)
Atwood Oceanics, Inc.**	10,500	497,700

Oil Well Equipment & Services (1.57%)
McDermott International, Inc.**	36,000	300,240

Oilfield Services (1.12%)
Acorn Energy, Inc.	62,000	215,140

Shipping (3.05%)
Gulfmark Offshore, Inc. Class A	13,750	585,200

TOTAL ENERGY		2,590,710

	Shares	Market Value
FINANCIAL SERVICES - (2.83%)
Financial Data & Systems (2.83%)
Higher One Holdings, Inc.**	70,000	$543,200

TOTAL FINANCIAL SERVICES		543,200

HEALTH CARE - (18.70%)
Biotechnology (2.74%)
Endocyte, Inc.**	19,000	225,530
ImmunoGen, Inc.**	20,000	299,800

		525,330

Health Care - Technology (0.99%)
Quality Systems, Inc.	10,250	188,703

Health Care Facilities (1.63%)
VCA Antech, Inc.**	9,750	311,415

Health Care Services (2.76%)
HMS Holdings Corp.**	23,000	529,690

Medical & Dental Instruments & Supplies (0.95%)
Merit Medical Systems, Inc.**	12,700	182,499

Medical Equipment (9.63%)
Cepheid, Inc.**	1,750	92,505
Genomic Health, Inc.**	15,500	466,860
Luminex Corp.**	37,500	685,125
Masimo Corp.**	13,000	380,250
Volcano Corp.**	10,500	220,395

		1,845,135

TOTAL HEALTH CARE		3,582,772

INDUSTRIALS - (5.33%)
Business Services (2.98%)
Performant Financial Corp.**	67,000	571,510

Scientific Instruments: Control & Filter (2.35%)
Energy Recovery, Inc.**	105,000	449,400

TOTAL INDUSTRIALS		1,020,910

MATERIALS - (1.03%)
Metals & Mining (1.03%)
Allied Nevada Gold Corp.**	40,000	196,400

TOTAL MATERIALS		196,400

PRODUCER DURABLES - (16.66%)
Auction Services (1.26%)
Ritchie Bros Auctioneers, Inc.	10,500	241,080

Construction (5.85%)
Aegion Corp.**	33,000	677,160
Great Lakes Dredge & Dock Corp.**	59,000	444,270

		1,121,430

	Shares	Market Value
Engineering & Contracting Services (1.01%)
Mistras Group, Inc.**	8,250	$192,720

Machinery: Agricultural (1.93%)
Titan International, Inc.	22,000	368,720

Machinery: Industrial (2.57%)
Woodward, Inc.	11,500	492,775

Scientific Instruments: Gauges & Meters (3.00%)
Itron, Inc.**	14,250	575,415

Truckers (1.04%)
Quality Distribution, Inc.**	14,500	199,375

TOTAL PRODUCER DURABLES		3,191,515

TECHNOLOGY - (28.27%)
Communications Technology (2.03%)
Riverbed Technology, Inc.**	19,750	389,470

Computer Services Software & Systems (15.23%)
BroadSoft, Inc.**	22,250	681,072
Jive Software, Inc.**	60,000	555,000
Marin Software, Inc.**	26,500	261,555
Palo Alto Networks, Inc.**	5,500	326,975
PTC, Inc.**	8,250	294,360
ServiceSource International, Inc.**	47,500	379,050
Tangoe, Inc.**	23,000	419,290

		2,917,302

Computer Technology (2.64%)
Fusion-io, Inc.**	46,000	506,000

Electronics (1.83%)
IPG Photonics Corp.**	5,250	351,068

Semiconductors & Components (5.11%)
Cirrus Logic, Inc.**	22,500	393,975
EZchip Semiconductor, Ltd.**	24,000	585,360

		979,335

Telecom Equipment (1.43%)
8x8, Inc.**	27,000	273,780

TOTAL TECHNOLOGY		5,416,955

TOTAL COMMON STOCKS (Cost $17,495,077)		18,868,109

MONEY MARKET MUTUAL FUNDS (1.09%)
Fidelity® Institutional Money Market Government Portfolio - Class I (0.01% 7 Day Yield)	208,309	208,309

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $208,309)		208,309

Market Value
TOTAL INVESTMENTS (99.56%) (Cost $17,703,386)	$19,076,418
OTHER ASSETS IN EXCESS OF LIABILITIES (0.44%)	84,449

NET ASSETS (100.00%)	$19,160,867

** Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the Stonebridge Small-Cap Growth Fund (prior to the close of business on February 15, 2013 known as the Stonebridge Institutional Small-Cap Growth Fund) (the “Fund”). The Fund seeks long-term capital growth by investing primarily in common stocks of companies that Stonebridge Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, believes have good prospects for above average earnings growth.

The Fund is a successor to a previously operational fund which was a series of the Stonebridge Funds Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on February 15, 2013. As a result, the Fund’s fiscal year end changed from October 31st to April 30th.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Statement of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board of Trustees (the “Board”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2014:

Stonebridge Small-Cap Growth Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,868,109	$–	$–	$18,868,109
Money Market Mutual Funds	208,309	–	–	208,309
Total	$19,076,418	$–	$–	$19,076,418

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2014, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

Tax Basis of Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$1,830,020
Gross depreciation (excess of tax cost over value)	(662,206)
Net unrealized appreciation	$1,167,814

Cost of investments for income tax purposes	$17,908,604

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.94%)
Communications (19.12%)
Internet (4.61%)
eBay, Inc.(a)	693,723	$36,906,064

Media (8.02%)
Discovery Communications, Inc., Class C(a)	394,267	29,065,363
Time Warner, Inc.	242,990	15,267,062
The Walt Disney Co.	273,494	19,858,399

		64,190,824

Telecommunications (6.49%)
Cisco Systems, Inc.	1,423,615	31,191,405
Verizon Communications, Inc.	431,573	20,724,135

		51,915,540

TOTAL COMMUNICATIONS		153,012,428

Consumer, Cyclical (14.28%)
Apparel (0.96%)
LVMH Moet Hennessy Louis Vuitton, SA	43,305	7,697,464

Lodging (13.32%)
Intercontinental Hotels Group PLC, ADR	1,116,424	36,216,808
Marriott International, Inc., Class A	656,405	32,360,766
Starwood Hotels & Resorts Worldwide, Inc.	509,038	38,030,229

		106,607,803

TOTAL CONSUMER, CYCLICAL		114,305,267

Consumer, Non-cyclical (17.62%)
Beverages (3.38%)
The Coca-Cola Co.	714,522	27,023,222

Commercial Services (3.80%)
Mastercard, Inc., Class A	401,550	30,389,304

Food (7.37%)
Tesco PLC	6,733,283	35,363,202
Unilever NV, New York Registry Shares	633,547	23,656,645

		59,019,847

Pharmaceuticals (3.07%)
Express Scripts Holding Co.(a)	329,073	24,578,462

TOTAL CONSUMER, NON-CYCLICAL		141,010,835

Financial (22.66%)
Banks (4.88%)
The Bank of New York Mellon Corp.	1,221,267	39,031,693

Diversified Financial Services (10.34%)
Franklin Resources, Inc.	691,014	35,939,638
The NASDAQ OMX Group, Inc.	621,280	23,701,832

		Shares	Value (Note 2)
Diversified Financial Services (continued)
Visa, Inc., Class A		107,127	$23,078,370

			82,719,840

Insurance (7.44%)
The Chubb Corp.		278,050	23,506,347
Everest Re Group, Ltd.		249,142	36,065,796

			59,572,143

TOTAL FINANCIAL			181,323,676

Industrial (4.49%)
Aerospace/Defense (0.92%)
United Technologies Corp.		64,290	7,330,346

Miscellaneous Manufacturing (3.57%)
Dover Corp.		249,363	21,584,861
Parker Hannifin Corp.		62,011	7,030,187

			28,615,048

TOTAL INDUSTRIAL			35,945,394

Technology (19.77%)
Computers (6.12%)
Apple, Inc.		97,886	49,001,732

Semiconductors (4.58%)
QUALCOMM, Inc.		493,972	36,662,602

Software (9.07%)
Check Point Software Technologies, Ltd.(a)		251,766	16,473,049
Oracle Corp.		1,519,540	56,071,026

			72,544,075

TOTAL TECHNOLOGY			158,208,409

TOTAL COMMON STOCKS (Cost $662,199,348)			783,806,009

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.42%)
Money Market Fund (1.42%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	11,337,340	11,337,340

TOTAL SHORT TERM INVESTMENTS (Cost $11,337,340)			11,337,340

TOTAL INVESTMENTS (99.36%) (Cost $673,536,688)			$795,143,349

Other Assets In Excess Of Liabilities (0.64%)			5,120,048

NET ASSETS (100.00%)			$800,263,397

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (86.57%)
Basic Materials (2.56%)
Chemicals (2.56%)
KMG Chemicals, Inc.	998,503	$15,636,557
NewMarket Corp.	32,100	10,749,006

		26,385,563

TOTAL BASIC MATERIALS		26,385,563

Communications (12.21%)
Internet (7.13%)
ValueClick, Inc.(a)	3,427,873	73,699,269

Media (2.58%)
John Wiley & Sons, Inc., Class A	359,715	19,474,970
SAI Global Ltd.	2,179,625	7,153,128

		26,628,098

Telecommunications (2.50%)
NeuStar, Inc., Class A(a)	763,086	25,860,985

TOTAL COMMUNICATIONS		126,188,352

Consumer, Cyclical (1.85%)
Apparel (1.85%)
Iconix Brand Group, Inc.(a)	514,767	19,149,332

TOTAL CONSUMER, CYCLICAL		19,149,332

Consumer, Non-cyclical (20.04%)
Commercial Services (17.17%)
Chemed Corp.	638,993	50,429,328
Heartland Payment Systems, Inc.	682,428	29,419,471
Insperity, Inc.	1,192,044	39,361,293
Live Nation Entertainment, Inc.(a)	1,882,416	40,038,988
Universal Technical Institute, Inc.	1,549,569	18,238,427

		177,487,507

Household Products/Wares (2.87%)
Tupperware Brands Corp.	377,996	29,619,766

TOTAL CONSUMER, NON-CYCLICAL		207,107,273

Financial (25.75%)
Diversified Financial Services (11.60%)
Ashmore Group PLC	8,507,912	45,510,916
Eaton Vance Corp.	895,466	34,090,391
The NASDAQ OMX Group, Inc.	1,054,895	40,244,244

		119,845,551

Insurance (14.15%)
Everest Re Group, Ltd.	306,000	44,296,560
Montpelier Re Holdings, Ltd.	1,423,770	39,680,470
The Navigators Group, Inc.(a)	733,799	43,756,434

		Shares	Value (Note 2)
Insurance (continued)
ProAssurance Corp.		398,934	$18,534,474

			146,267,938

TOTAL FINANCIAL			266,113,489

Industrial (15.26%)
Aerospace/Defense (2.77%)
Curtiss-Wright Corp.		466,160	28,631,547

Electronics (7.41%)
Ituran Location and Control, Ltd.		1,214,269	26,956,772
PerkinElmer, Inc.		454,821	19,830,196
Woodward, Inc.		694,092	29,741,842

			76,528,810

Environmental Control (0.04%)
US Ecology, Inc.		12,614	451,077

Machinery-Diversified (3.61%)
Lindsay Corp.		438,768	37,295,280

Miscellaneous Manufacturing (1.43%)
Donaldson Co., Inc.		358,266	14,782,055

TOTAL INDUSTRIAL			157,688,769

Technology (8.90%)
Software (8.90%)
ACI Worldwide, Inc.(a)		627,530	38,034,593
Fair Isaac Corp.		619,221	33,660,854
MSCI, Inc.(a)		475,315	20,305,457

			92,000,904

TOTAL TECHNOLOGY			92,000,904

TOTAL COMMON STOCKS (Cost $827,483,580)			894,633,682

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (13.38%)
Money Market Fund (13.38%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	138,306,889	138,306,889

TOTAL SHORT TERM INVESTMENTS (Cost $138,306,889)			138,306,889

TOTAL INVESTMENTS (99.95%) (Cost $965,790,469)			$1,032,940,571

Other Assets In Excess Of Liabilities (0.05%)			506,530

NET ASSETS (100.00%)			$1,033,447,101

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2014, the Trust had 30 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Statement of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2014.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$783,806,009	$–	$–	$783,806,009
Short Term Investments	11,337,340	–	–	11,337,340

TOTAL	$795,143,349	$–	$–	$795,143,349

(a)	For detailed descriptions, see the accompanying Statement of Investments.

Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)
Communications	$119,035,224	$7,153,128	$–	$126,188,352
Financial	220,602,573	45,510,916	–	266,113,489
Other	502,331,841	–	–	502,331,841
Short Term Investments	138,306,889	–	–	138,306,889

TOTAL	$980,276,527	$52,664,044	$–	$1,032,940,571

(a)	For detailed descriptions, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of period. For the nine months ended January 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$130,540,143	$101,179,625
Gross depreciation
(excess of tax cost over value)	(8,987,634)	(34,081,553)
Net unrealized appreciation	$121,552,509	$67,098,072

Cost of investments for income tax purposes	$673,590,840	$965,842,499

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2014

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	April 1, 2014